................................................................................
     As filed with the Securities and Exchange Commission on November 4, 2002
                                               Registration No. 333 - /811-07342
................................................................................

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.__ Post-Effective Amendment No.__
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                         J.P. Morgan INSTITUTIONAL FUNDS

                         Area Code and Telephone Number:
                                 (800) 348-4782

                     Address of Principal Executive Offices:
                                522 Fifth Avenue
                            New York, New York 10036

                     Name and Address of Agent for Service:

                                  Judy Bartlett
                    c/o J.P. Morgan Funds Distributors, Inc.
                                522 Fifth Avenue
                            New York, New York 10036

                                   Copies to:


Nina Shenker, Esq.                                 John E. Baumgardner, Jr. Esq.
J.P. Morgan Investment Management Inc.             Sullivan & Cromwell
522 Fifth Avenue                                   25 Broad Street
New York, NY 10036                                 New York, NY 10004


................................................................................

Appropriate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on December 4, 2002 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933; No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-54642 and 811-07342) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended December 31, 2001 was filed on March 20, 2002. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

                           JPMORGAN CORE EQUITY FUND
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782
                                      AND
                              JPMORGAN FOCUS FUND
                         A SERIES OF MUTUAL FUND GROUP
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782
                                                                December  , 2002

Dear shareholder:

    A special meeting of the shareholders of JPMorgan Core Equity Fund, a series of Mutual Fund Investment Trust ("MFIT") and of JPMorgan Focus Fund (together with JPMorgan Core Equity Fund, the "Merging Funds"), a series of Mutual Fund Group ("MFG"), will be held on Thursday, February 13, 2003 at 9:00 a.m. (Eastern time) at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, NY 10036 (this meeting, together with any adjournments thereof, the "Meeting"). Shareholders of record as of November 21, 2002 are entitled to vote at the Meeting. Formal notice of the Meeting appears after this letter, followed by materials regarding the Meeting.

    At the Meeting, shareholders will be asked to consider and vote upon the proposed reorganizations of the Merging Funds into JPMorgan U.S. Equity Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF") (the "Reorganizations"). The Surviving Fund and the Merging Funds, are collectively referred to as "the Funds" and each is referred to individually as a "Fund." After the Reorganizations, shareholders of the Merging Funds will hold Class A, Class B, Class C or Select Class shares of the Surviving Fund with the same aggregate net asset value as the shares held in the Merging Funds prior to the Reorganizations. The investment objective and policies of the Surviving Fund are similar to those of each of the Merging Funds.

    The investment adviser for the assets of both of the Merging Funds is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM (USA)") and the investment adviser for the assets of the Surviving Fund is J.P. Morgan Investment Management Inc. ("JPMIM"). Following the Reorganization, JPMIM will continue to serve as the Surviving Fund's investment adviser.

    Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganizations, and a comparison of JPMorgan Core Equity Fund and MFIT, and JPMorgan Focus Fund and MFG to the Surviving Fund and JPMIF. The administrative costs and expenses associated with the Reorganizations, including costs of soliciting proxies, will be borne by JPMorgan Chase Bank or one of its affiliates and not by the Merging Funds, MFIT, MFG, the Surviving Fund, JPMIF or the Funds' shareholders.

    If approval of the Reorganizations is obtained, you will automatically receive Class A, Class B, Class C and/or Select Class shares, as the case may be, of the Surviving Fund that correspond to the class of shares you currently own in the Merging Funds.

    The Agreements and Plans of Reorganization for each of the proposed Reorganizations, forms of each of which are attached to the enclosed Combined Prospectus/Proxy Statement as Appendices A and B (each a "Reorganization Plan" and, together, the "Reorganization Plans"), and the transactions related thereto (the "Proposals") have been carefully reviewed by the Board of Trustees of MFIT and the Board of Trustees of MFG, which have approved the Proposals.

    THE BOARD OF TRUSTEES OF MFIT UNANIMOUSLY RECOMMENDS THAT CORE EQUITY FUND'S SHAREHOLDERS VOTE "FOR" THE CONSUMMATION OF THE CORE EQUITY FUND REORGANIZATION INTO THE SURVIVING FUND.

    THE BOARD OF TRUSTEES OF MFG UNANIMOUSLY RECOMMENDS THAT FOCUS FUND'S SHAREHOLDERS VOTE "FOR" THE CONSUMMATION OF THE FOCUS FUND REORGANIZATION INTO THE SURVIVING FUND.

    Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-348-4782. You may also call our proxy solicitor, D.F. King & Co., Inc., at 1-888-414-5566 if you have any questions about the enclosed proxy materials or need assistance in voting your shares.

    A proxy card is enclosed for your use in the Meeting. This card represents shares you held as of the record date, November 21, 2002. IT IS IMPORTANT THAT YOU COMPLETE, SIGN AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL THE NUMBER PROVIDED ON THE PROXY CARD AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on February 13, 2003.

    Please read the enclosed materials carefully. You may, of course, attend the Meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                          Sincerely,

                                          /s/ Fergus Reid

                                          Fergus Reid, III
                                          Chairman

    SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., to provide them with an opportunity to ask any questions they may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call the number provided on the proxy card in order to vote.

                           JPMORGAN CORE EQUITY FUND
                                      AND
                              JPMORGAN FOCUS FUND

    While you should read the full text of the enclosed Combined
Prospectus/Proxy Statement, below are answers to some of the questions you may have regarding the Proposal you are being asked to approve.

WHY ARE THE REORGANIZATIONS BEING PROPOSED?

    The Reorganizations are being proposed because each Fund's Board of Trustees believes that the relevant Reorganization is in the best interests of its shareholders.

IF THE REORGANIZATIONS ARE APPROVED, WHAT WILL HAPPEN?

    In connection with the Reorganizations, each of the Merging Funds will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, Class A, Class B, Class C, and/or Select Class shares of the Surviving Fund with an aggregate net asset value equal to that of the transferred assets and liabilities. Each of the Merging Funds will then be liquidated, and the Class A shares of the Surviving Fund will be distributed pro rata to the Class A shareholders of the Merging Funds, Class B shares of the Surviving Fund will be distributed pro rata to the Class B shareholders of the Merging Funds, Class C shares of the Surviving Fund will be distributed pro rata to the Class C shareholders of the Merging Funds, and Select Class shares of the Surviving Fund will be distributed pro rata to the Select Class shareholders of the Merging Funds. After the Reorganization, you will own shares of the Surviving Fund rather than shares of the Merging Funds. If its Reorganization is approved by its shareholders, each Merging Fund will be liquidated and terminated after its Reorganization is consummated.

IF THE REORGANIZATIONS ARE NOT APPROVED, WHAT WILL HAPPEN?

    The consummation of the reorganization of the Core Equity Fund into the Surviving Fund (the "Core Equity Fund Reorganization") is not contingent upon the consummation of the reorganization of the Focus Fund into the Surviving Fund (the "Focus Fund Reorganization"), and consummation of the Focus Fund Reorganization is not contingent upon the consummation of the Core Equity Fund Reorganization. If one Reorganization is not approved at the Meeting, shareholders of that particular Merging Fund will continue to be shareholders of that particular Merging Fund, and the Board of Trustees of MFIT or MFG, as the case may be, will consider other possible courses of action. If both Reorganizations are not approved at the Meeting, shareholders of both Merging Funds will continue to be shareholders of their respective Merging Funds, and the Board of Trustees of MFIT and MFG will consider other possible courses of action.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE REORGANIZATIONS ARE APPROVED?

    The Surviving Fund has similar investment objectives and policies to those of each Merging Fund. Therefore, the investment strategies associated with your investment are not expected to materially change as a result of the Reorganizations.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

    As a result of the Reorganization, the contractual (pre-waiver) and actual (post-waiver) total expense ratios for current shareholders of the Merging Funds are expected to decrease or stay the same following the Reorganization. This is because JPMFAM (USA)'s management fee received for managing the Surviving Fund's assets after the Reorganization will remain at an annual rate of 0.40%. In addition, JPMorgan Chase Bank, the Surviving Fund's administrator, has contractually agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses of the Class A, Class B, Class C and Select Class shares do not exceed 1.05%, 1.75%, 1.75% and 0.79%, respectively, of their average daily net assets through April 30, 2005, with respect to Class A and Select Class shares, and April 30, 2004, with respect to Class B and Class C shares.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

    Yes. Although the investment adviser for both of the Merging Funds is JPMFAM
(USA), the investment adviser for the Surviving Fund is JPMIM. JPMIM will continue to manage the assets of the Surviving Fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATIONS?

    The administrative costs and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMorgan Chase Bank or one of its affiliates and not by the Merging Funds, MFIT, MFG, the Surviving Fund, JPMIF or shareholders of any of the Funds.

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION FOR MY FUND, YET APPROVAL OF THE REORGANIZATION FOR MY FUND IS OBTAINED?

    You will automatically receive the class of shares of the Surviving Fund that correspond to the class of shares you own in the Merging Fund.

HOW WOULD THE PROPOSED FOCUS FUND REORGANIZATION AFFECT MY INVESTMENT IN THE CORE EQUITY FUND IF IT IS APPROVED BY THE SHAREHOLDERS OF THE FOCUS FUND?

    If the Focus Fund Reorganization is approved and certain other conditions are met, the assets and liabilities of the Focus Fund would become the assets and liabilities of the Surviving Fund, and the shareholders of the Focus Fund would receive shares of the Surviving Fund. Therefore, if both Reorganizations are approved, your investment would be in a larger Fund that contains the assets of all three Funds. There can be no assurance that the Focus Fund Reorganization will be consummated. The consummation of the Core Equity Fund Reorganization is not contingent upon the consummation of the Focus Fund Reorganization.

HOW WOULD THE PROPOSED CORE EQUITY FUND REORGANIZATION AFFECT MY INVESTMENT IN THE FOCUS FUND IF IT IS APPROVED BY THE SHAREHOLDERS OF THE CORE EQUITY FUND?

    If the Core Equity Fund Reorganization is approved and certain other conditions are met, the assets and liabilities of the Core Equity Fund would become the assets and liabilities of the Surviving Fund, and the shareholders of the Core Equity Fund would receive shares of the Surviving Fund. Therefore, if both Reorganizations are approved, your investment would be in a larger Fund that contains the assets of all three Funds. There can be no assurance that the Core Equity Fund Reorganization will be consummated. The consummation of the Focus Fund Reorganization is not contingent upon the consummation of the Core Equity Fund Reorganization.

WILL THE REORGANIZATIONS BE TAX-FREE?

    The Reorganizations will not result in the recognition of income, gain or loss for federal income tax purposes to either of the Merging Funds, the Surviving Fund or the Shareholders of the Merging Funds.

AS A HOLDER OF SHARES OF A MERGING FUND, WHAT DO I NEED TO DO?

    Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement. If you have been provided with the opportunity on your proxy card to provide voting instructions via telephone or the Internet, you may take advantage of these voting options.

MAY I ATTEND THE MEETING IN PERSON?

    Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend and vote at the Meeting, your proxy will be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                           JPMORGAN CORE EQUITY FUND
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON FEBRUARY 13, 2003

To the shareholders of JPMorgan Core Equity Fund:

    NOTICE IS HEREBY GIVEN THAT a special meeting (together with any adjournments thereof, the "Meeting") of the shareholders ("Shareholders") of JPMorgan Core Equity Fund (the "Merging Fund"), a series of Mutual Fund Investment Trust ("MFIT"), will be held at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, New York, on February 13, 2003 at 9:00 a.m. (Eastern time) for the following purposes:

 PROPOSAL 1.  To consider and act upon a proposal to approve an Agreement and
              Plan of Reorganization (the "Reorganization Plan") by and among MFIT, on behalf of the Merging Fund, J.P. Morgan Institutional Funds ("JPMIF"), on behalf of JPMorgan U.S. Equity Fund (the "Surviving Fund") and JPMorgan Chase Bank, and the transactions contemplated thereby (together with the Reorganization Plan, the "Proposal"), including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares of the Surviving Fund (the "Shares") equal in aggregate dollar value to the aggregate net asset value of the Merging Fund Shares as determined at the valuation time specified in the Reorganization Plan, and (b) the distribution of such Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

 PROPOSAL 2.  To transact such other business as may properly come before the
              Meeting.

    YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF EACH PROPOSAL.

    The Proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a form of the Reorganization Plan.

    Shareholders of record as of the close of business on November 21, 2002 are entitled to notice of, and to vote at, the Meeting.

   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF MFIT. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                          /s/ Sharon Weinberg
                                          SHARON WEINBERG
                                          SECRETARY

    December   , 2002

                              JPMORGAN FOCUS FUND
                         A SERIES OF MUTUAL FUND GROUP
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON FEBRUARY 13, 2003

To the shareholders of JPMorgan Focus Fund:

    NOTICE IS HEREBY GIVEN THAT a special meeting (together with any adjournments thereof, the "Meeting") of the shareholders ("Shareholders") of JPMorgan Focus Fund (the "Merging Fund"), a series of Mutual Fund Group ("MFG"), will be held at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, New York, on February 13, 2003 at 9:00 a.m. (Eastern time) for the following purposes:

 PROPOSAL 1.  To consider and act upon a proposal to approve an Agreement and
              Plan of Reorganization (the "Reorganization Plan") by and among MFG, on behalf of the Merging Fund, J.P. Morgan Institutional Fund ("JPMIF"), on behalf of JPMorgan U.S. Equity Fund (the "Surviving Fund") and JPMorgan Chase Bank, and the transactions contemplated thereby (together with the Reorganization Plan, the "Proposal"), including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares of the Surviving Fund (the "Shares") equal in aggregate dollar value to the aggregate net asset value of the Merging Fund Shares as determined at the valuation time specified in the Reorganization Plan, and (b) the distribution of such Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

 PROPOSAL 2.  To transact such other business as may properly come before the
              Meeting.

    YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF EACH PROPOSAL.

    The Proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix B to the Combined Prospectus/Proxy Statement is a form of the Reorganization Plan.

    Shareholders of record as of the close of business on November 21, 2002 are entitled to notice of, and to vote at, the Meeting.

   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF MFG. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                          /s/ Sharon Weinberg
                                          SHARON WEINBERG
                                          SECRETARY

    December   , 2002

                      COMBINED PROSPECTUS/PROXY STATEMENT
                            DATED DECEMBER   , 2002

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                           JPMORGAN CORE EQUITY FUND
                    A SERIES OF MUTUAL FUND INVESTMENT TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782

                                      AND

                              JPMORGAN FOCUS FUND
                         A SERIES OF MUTUAL FUND GROUP
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782

                        BY AND IN EXCHANGE FOR SHARES OF
                           JPMORGAN U.S. EQUITY FUND
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782

    This Combined Prospectus/Proxy Statement relates to the proposed reorganizations (each a "Reorganization" and, collectively, the "Reorganizations") of JPMorgan Core Equity Fund (the "Core Equity Fund" or a "Merging Fund"), a series of Mutual Fund Investment Trust ("MFIT") and JPMorgan Focus Fund (the "Focus Fund" or a "Merging Fund," and together with the Core Equity Fund, the "Merging Funds"), a series of Mutual Fund Group ("MFG"), into JPMorgan U.S. Equity Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"). If each Reorganization is approved by shareholders of the respective Merging Funds, each Reorganization will be effected by transferring all of the assets and liabilities of the Merging Funds to the Surviving Fund, which has similar investment objectives and policies to those of each Merging Fund, in exchange for shares of the Surviving Fund. Therefore, as a result of the proposed Reorganizations, current shareholders of the Merging Funds ("Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). The Reorganizations of the Core Equity Fund and the Focus Fund, respectively, are referred to herein as the "Core Equity Fund Reorganization" and the "Focus Fund Reorganization." The Surviving Fund and the Merging Funds are collectively referred to herein as the "Funds," and each is referred to individually as a "Fund." Shareholders of each Merging Fund vote separately on the approval of their respective Fund's Reorganization. The approval of the Core Equity Fund Reorganization is not contingent upon approval of the Focus Fund Reorganization and the approval of the Focus Fund Reorganization is not contingent upon approval of the Core Equity Fund Reorganization. MFIT, MFG and JPMIF are each open-end management investment companies offering shares in several portfolios and, in most cases, multiple classes of shares in each such portfolio.

    Under the proposed Reorganizations, Merging Fund Shareholders holding
Class A, Class B, Class C and/or Select Class shares of a Merging Fund would receive shares of the corresponding class of shares of the Surviving Fund ("Surviving Fund Shares") with a value equal to such Merging Fund Shareholder's holdings in the Merging Funds. Holders of Class A shares in the Merging Funds would receive Class A shares of the Surviving Fund (the "Class A Shares"), holders of Class B shares of the Merging Funds would receive Class B shares of the Surviving Fund (the "Class B Shares"), holders of Class C shares of the Merging Funds would receive Class C shares of the Surviving Fund (the "Class C Shares") and holders of Select Class shares of the Merging Funds would receive Select Class shares of the Surviving Fund (the "Select Class Shares"). Therefore, as a result of the proposed reorganization, Merging Fund Shareholders will become Surviving Fund Shareholders. Surviving Fund Shares received by Merging Fund Shareholders will have the same aggregate net asset value as the shares of the Merging Funds held by Merging Fund Shareholders immediately prior to the Reorganizations.

    JPMIF, on behalf of the Surviving Fund, has entered into separate agreements and plans of reorganization with each of MFIT, on behalf of the Core Equity Fund, and MFG, on behalf of the Focus Fund. If the Reorganizations are approved, your investment will be in a larger combined fund containing the assets of all three Funds. The terms and conditions of the Core Equity Fund Reorganization and the Focus Fund Reorganization and their related transactions (the "Proposals") are more fully described in this Combined Prospectus/Proxy Statement, the form of Agreement and Plan of Reorganization dated October 25, 2002 (the "Core Equity Fund Reorganization Plan") among MFIT, on behalf of the Core Equity Fund, JPMIF, on behalf of the Surviving Fund, and J.P. Morgan Chase Bank, attached to this Combined Prospectus/Proxy Statement as Appendix A and the form of Agreement and Plan of Reorganization dated October 25, 2002 among MFG, on behalf of the Focus Fund, JPMIF, on behalf of the Surviving Fund, and JPMorgan Chase Bank (the "Focus Fund Reorganization Plan"), attached to the Combined Prospectus/Proxy Statement as Appendix B. The Core Equity Fund Reorganization Plan and the Focus Fund Reorganization Plan are each a "Reorganization Plan" and are collectively referred to herein as the "Reorganization Plans."

    The Board of Trustees for MFIT and the Board of Trustees for MFG, which are comprised of the same individuals, are soliciting proxies in connection with a Special Meeting of Merging Fund Shareholders to be held on February 13, 2003 at 9:00 a.m., (Eastern time) at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, NY (together with any adjournments thereof, the "Meeting"), at which Meeting Merging Fund Shareholders will be asked to consider and approve the proposed Reorganization Plan for their Merging Fund and certain transactions contemplated thereby. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Funds for the Meeting and also constitutes JPMIF's prospectus for the Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with each Reorganization.

    This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFIT, MFG and JPMIF that an investor should know before voting on the applicable proposal. The current Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report for each Merging Fund, as well as the current Annual Report and Semi-Annual Report of the Surviving Fund, are incorporated herein by reference, and the current Annual Report and Semi-Annual Report for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement,
dated December   , 2002, containing additional information about MFIT, MFG and
JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information relating to this Combined Prospectus/Proxy Statement, as well as the most current Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of the Merging Funds may be obtained without charge by writing to MFIT or MFG at their respective addresses noted above or by calling 1-800-348-4782. A copy of the Prospectus and Statement of Additional Information of the Surviving Fund may be obtained without charge by writing to JPMIF at its address noted above or by calling 1-800-348-4782.

    This Combined Prospectus/Proxy Statement is expected to first be sent to Merging Fund Shareholders on or about January 6, 2003.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFIT, MFG OR JPMIF.

    INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                                    Page
                                                    -----
INTRODUCTION......................................     1
SUMMARY...........................................     1
RISK FACTORS......................................     4
COMPARATIVE FEE AND EXPENSE TABLES................     5
THE SURVIVING FUND'S PAST PERFORMANCE.............    10
INFORMATION RELATING TO THE PROPOSED
 REORGANIZATIONS..................................    12
INVESTMENT POLICIES...............................    15
PURCHASES, REDEMPTIONS AND EXCHANGES..............    17
DISTRIBUTIONS AND TAXES...........................    21
COMPARISON OF THE MERGING FUNDS' AND THE SURVIVING
 FUND'S RESPECTIVE ORGANIZATIONAL STRUCTURES......    22
INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
 OTHER SERVICES...................................    23
INFORMATION RELATING TO VOTING MATTERS............    26
ADDITIONAL INFORMATION ABOUT MFIT AND MFG.........    28
ADDITIONAL INFORMATION ABOUT JPMIF................    28
FINANCIAL STATEMENTS AND EXPERTS..................    29
OTHER BUSINESS....................................    29
LITIGATION........................................    29
MERGING FUND SHAREHOLDER INQUIRIES................    29
APPENDIX A--FORM OF AGREEMENT AND PLAN OF
 REORGANIZATION...................................   A-1
APPENDIX B--FORM OF AGREEMENT AND PLAN OF
 REORGANIZATION...................................   B-1

                                  INTRODUCTION

    This Combined Prospectus/Proxy Statement is being furnished to the Merging Funds Shareholders in connection with the solicitation by the Board of Trustees of MFIT and the Board of Trustees of MFG of proxies to be used at a Special Meeting of Merging Fund Shareholders to be held on February 13, 2002 at
9:00 a.m. (Eastern time) at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, NY (together with any adjournments thereof, the "Meeting"). Each Merging Fund is an open-end management investment company. It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about January 6, 2003.

    At the Meeting, shareholders of the Core Equity Fund will consider and vote upon the Core Equity Fund Reorganization Plan and certain transactions contemplated thereby, pursuant to which all of the assets and liabilities of the Core Equity Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares and shareholders of the Focus Fund will consider and vote upon the Focus Fund Reorganization Plan and certain transactions contemplated thereby pursuant to which all of the assets and liabilities of the Focus Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganizations, Merging Funds Shareholders holding Class A, Class B, Class C and/or Select Class shares of a Merging Fund would receive Surviving Fund Shares of the corresponding class with a value equal to such Merging Fund Shareholder's holdings in the Merging Funds. In the exchange, holders of Class A shares in a Merging Fund would receive Class A Shares of the Surviving Fund, holders of Class B shares of a Merging Fund would receive
Class B Shares of the Surviving Fund, holders of Class C shares of a Merging Fund would receive Class C Shares of the Surviving Fund and holders of Select Class shares of a Merging Fund would receive Select Class Shares of the Surviving Fund. Therefore, as a result of the proposed reorganizations, Merging Funds Shareholders will become Surviving Fund Shareholders. Surviving Fund Shares received by Merging Fund Shareholders will have the same aggregate net asset value per share, i.e., everything a Fund owns, minus everything it owes, divided by the number of shares of the Fund held by investors ("NAV") as the shares of the Merging Funds held on or about March 31, 2003 or such other date as is agreed to by the parties (the "Effective Time of the Reorganization"). Each Merging Fund will be terminated after consummation of the applicable Reorganization. Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's current Annual Report and Semi-Annual Report are enclosed with this Combined Prospectus/Proxy Statement.

    THE BOARD OF TRUSTEES OF MFIT UNANIMOUSLY RECOMMENDS THAT THE CORE EQUITY FUND SHAREHOLDERS VOTE "FOR" THE CONSUMMATION OF THE CORE EQUITY FUND REORGANIZATION.

    THE BOARD OF TRUSTEES OF MFG UNANIMOUSLY RECOMMENDS THAT FOCUS FUND SHAREHOLDERS VOTE "FOR" THE CONSUMMATION OF THE FOCUS FUND REORGANIZATION.

VOTE REQUIRED

    Approval of each Reorganization Plan by the Merging Fund Shareholders requires the affirmative vote of the lesser of (i) 67% or more of the voting shares of the relevant Merging Fund present at the Meeting if the holders of more than 50% of the outstanding voting shares of the relevant Merging Fund are present or represented by proxy or (ii) more than 50% of all outstanding voting shares of each Merging Fund. If a Reorganization Plan is not approved by a Merging Fund's Shareholders, the Board of Trustees of the Merging Fund will consider other appropriate courses of action. The consummation of the Core Equity Fund Reorganization is not contingent upon the consummation of the Focus Fund Reorganization and the consummation of the Focus Fund Reorganization is not contingent upon the consummation of the Core Equity Fund Reorganization.

                                    SUMMARY

    The following is a summary of certain information relating to the proposed Reorganization Plans, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement and in the most current Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of each Merging Fund and the most current Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of the Surviving Fund and the forms of Reorganization Plans attached to this Combined Prospectus/Proxy Statement as Appendices A and B.

PROPOSED REORGANIZATION

    Pursuant to the proposed Core Equity Fund Reorganization Plan, the Core Equity Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for Surviving Fund Shares. Pursuant to the proposed Focus Fund Reorganization Plan, the Focus Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for Surviving Fund Shares.

    Under the proposed Core Equity Fund Reorganization, each shareholder of the Core Equity Fund ("Core Equity Fund Shareholder") will receive the number of Surviving Fund Shares of the corresponding class, with an aggregate NAV equal on the date of the exchange to the aggregate NAV of such Core Equity Fund Shareholder's shares in the Core Equity Fund on such date. Therefore, following the consummation of the proposed Core Equity Fund Reorganization, Core Equity Fund Shareholders will become Surviving Fund Shareholders.

    Under the proposed Focus Fund Reorganization, each shareholder of the Focus Fund ("Focus Fund Shareholder") will receive the number of Surviving Fund Shares of the corresponding class, with an aggregate NAV equal on the date of the exchange to the aggregate NAV of such Focus Fund Shareholder's shares of the Focus Fund on such date. Therefore, following the consummation of the proposed Reorganization of the Focus Fund, Focus Fund Shareholders will become Surviving Fund Shareholders.

    Based upon their evaluation of the relevant information presented to them, including: an analysis of the operation of the Surviving Fund, both before and after the Reorganizations, the terms of the Reorganization Plans, a comparison of each Fund's historical and projected expense ratios before and after the Reorganizations, the comparative investment performance of the Merging Funds and the Surviving Fund, the anticipated positive effect of such Reorganizations on the relevant Fund and its shareholders, the management and other fees payable by the Surviving Fund, the opportunity to combine three Funds with similar investment objectives and policies, the significant overlap in each Merging Fund's portfolio holdings with the Surviving Fund's portfolio, the fact that the portfolio management team of the Merging Funds would change as a result of the Reorganizations, the opportunity to realize operational and administrative efficiencies in a larger combined Fund, JPMorgan Chase Bank's contractual undertaking (through April 30, 2005 with respect to Class A and Select
Class shares and April 30, 2004 with respect to Class B and Class C Shares) to waive fees or reimburse the Surviving Fund's expenses such that the total expense ratio of the Surviving Fund does not exceed that of either Merging Fund, the fact that all administrative costs and expenses of the Reorganizations would be borne by JPMorgan Chase Bank or one of its affiliates, the significance of any capital loss carryforwards that may be forfeited by either Merging Fund and the fact that the Reorganizations will be tax-free, and in light of their fiduciary duties under federal and state law, the Board of Trustees of MFIT, the Board of Trustees of MFG and the Board of Trustees of JPMIF, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganizations are in the best interests of its respective Fund and such Fund's shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganizations. In addition, the MFG Board also considered that the Surviving Fund may offer a potentially greater degree of diversification than the Focus Fund, which is a non-diversified fund which follows a highly concentrated investment approach.

REASONS FOR THE REORGANIZATIONS

    The Reorganizations are being proposed because each Fund's Board of Trustees believes based on the considerations discussed above that the relevant Reorganization is in the best interests of its shareholders, for the reasons listed above and in "Information Relating to the Proposed Reorganizations--Board Considerations."

FEDERAL INCOME TAX CONSIDERATIONS

    For federal income tax purposes, the exchange of shares in each Reorganization will not result in recognition of gain or loss by either Merging Fund or its shareholders. For a more detailed discussion of federal income tax considerations, see "Information Relating to the Proposed
Reorganizations--Federal Income Tax Considerations."

INVESTMENT ADVISER

    The investment adviser for each Merging Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM (USA)"). The investment adviser for the Surviving Fund is J.P. Morgan Investment Management Inc. ("JPMIM"). Following the Reorganization, JPMIM will continue to serve as the Surviving Fund's investment adviser. JPMIM is a wholly-owned subsidiary of J.P. Morgan Chase & Co.

INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives and principle investment policies of each of the Merging Funds and the Surviving Fund are as follows:

                                CORE EQUITY FUND

    The investment objective of the Surviving Fund is to provide a high total return from a portfolio of selected equity securities. THE INVESTMENT OBJECTIVE OF THE CORE EQUITY FUND IS TO MAXIMIZE TOTAL INVESTMENT RETURN WITH AN EMPHASIS ON LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME WHILE TAKING REASONABLE RISK. See "Risk Factors." The Core Equity Fund and the Surviving Fund have similar investment policies, and the Surviving Fund's investment policies will not change as a result of the Reorganization.

    Under normal market conditions, the Surviving Fund invests at least 80% of its net assets in equity investments of U.S. companies. The Surviving Fund invests primarily in large- and medium-capitalization U.S. companies. Sector by sector, the Surviving Fund's weightings are similar to those of the Standard & Poor's 500 Index ("S&P 500"). The Surviving Fund can moderately underweight or overweight sectors when it believes it will benefit performance. Within each sector, the Surviving Fund focuses on those equity securities that it considers most undervalued and considers selling equity securities that appear overvalued. THE CORE EQUITY FUND USES AN ACTIVE EQUITY MANAGEMENT STYLE WHICH FOCUSES ON STRONG EARNINGS MOMENTUM AND PROFITABILITY WITHIN THE UNIVERSE OF S&P 500 STOCKS. THE CORE EQUITY FUND INVESTS AT LEAST 80% OF ITS NET ASSETS IN EQUITY INVESTMENTS.

    Although each Fund invests primarily in equity securities, under normal market conditions, each Fund may also invest in high-quality money market instruments and repurchase agreements. Each Fund may also invest up to 20% of its assets in foreign securities. Each Fund may also invest in derivatives.

    The Core Equity Fund and the Surviving Fund are both diversified as defined in the 1940 Act.

                                   FOCUS FUND

    The investment objective of the Surviving Fund is to provide a high total return from a portfolio of selected equity securities. THE INVESTMENT OBJECTIVE OF THE FOCUS FUND IS TO SEEK CAPITAL GROWTH. See "Risk Factors." The Focus Fund and the Surviving Fund have similar investment policies, and the Surviving Fund's investment policies will not change as a result of the Reorganization.

    Under normal market conditions, the Surviving Fund invests at least 80% of its net assets in equity investments of U.S. companies. The Surviving Fund invests primarily in large- and medium-capitalization U.S. companies. UNDER NORMAL CONDITIONS, THE FOCUS FUND INVESTS AT LEAST 80% OF ITS TOTAL ASSETS IN COMMON STOCKS OF ESTABLISHED COMPANIES WHICH HAVE MARKET CAPITALIZATIONS OF MORE THAN $1 BILLION AT THE TIME OF PURCHASE. THE FOCUS FUND INVESTS PRIMARILY IN U.S. COMPANIES, BUT MAY ALSO INVEST IN MULTINATIONAL COMPANIES THAT ISSUE DEPOSITARY RECEIPTS. Sector by sector, the Surviving Fund's weightings are similar to those of the S&P 500. The Surviving Fund can moderately underweight or overweight sectors when it believes it will benefit performance. Within each sector, the Surviving Fund focuses on those equity securities that it considers most undervalued and considers selling equity securities that appear overvalued. THE FOCUS FUND SEEKS CAPITAL APPRECIATION BY EMPHASIZING COMPANIES WITH AN OUTSTANDING RECORD OF EARNINGS GROWTH RELATIVE TO THE EQUITY MARKETS, A PROJECTED RATE OF GROWTH GREATER THAN OR EQUAL TO THE EQUITY MARKETS, ABOVE MARKET AVERAGE PRICE-EARNINGS RATIOS AND BELOW AVERAGE DIVIDEND YIELDS.

    Although each Fund invests primarily in equity securities, under normal market conditions, each Fund may also invest in high-quality money market instruments and repurchase agreements. Under normal market conditions, each Fund may also invest up to 20% of its assets in foreign securities. Although each Fund may invest in derivatives, the Surviving Fund does not use derivatives to increase the Fund's income or gain.

    The Surviving Fund is diversified as defined in the 1940 Act. THE FOCUS FUND IS NON-DIVERSIFIED AND SEEKS TO INVEST ITS ASSETS IN APPROXIMATELY 25 COMPANIES.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

    The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of equity securities. In particular, the value of Surviving Fund Shares will be influenced by the performance of the securities selected for its portfolio. The value of the Surviving Fund Shares will fluctuate in response to movements in the stock market, as well as the performance of the companies selected for the portfolio. In addition, the securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. See "Risk Factors".

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

    As indicated above, the investment adviser for each Merging Funds' assets is JPMFAM (USA). The investment adviser for the Surviving Fund's assets is JPMIM, which will continue to oversee the asset management of the Surviving Fund following the proposed Reorganization. As compensation for its services, JPMIM currently receives a management fee from the Surviving Fund at an annual rate of 0.40% of average daily net assets. JPMFAM (USA) receives a management fee from the Core Equity Fund at an annual rate of 0.50% of average daily net assets, and from the Focus Fund at an annual rate of 0.40%. Following the Reorganizations, JPMIM's management fee from the Surviving Fund will remain at an annual rate of 0.40% of average daily net assets.

OTHER SERVICES

    J.P. Morgan Fund Distributors, Inc. (the "Distributor"), a wholly-owned, indirect subsidiary of BISYS Fund Services, Inc. ("BISYS"), is the distributor for the Surviving Fund. JPMorgan Chase Bank ("JPMorgan Chase Bank") serves as administrator, shareholder servicing agent, fund accountant and custodian for the Surviving Fund. BISYS serves as sub-administrator. DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

DISTRIBUTIONS

    The Core Equity Fund and Surviving Fund generally distribute any net investment income at least quarterly and any net capital gains annually. The Focus Fund generally distributes net capital gain at least annually.

ORGANIZATION

    MFIT, MFG and JPMIF are each organized as Massachusetts business trusts. The Core Equity Fund is organized as a series of MFIT, the Focus Fund is organized as a series of MFG and the Surviving Fund is organized as a series of JPMIF.

PURCHASES, REDEMPTIONS AND EXCHANGES

    After the Reorganization, the procedures for making purchases, redemptions and exchanges of Surviving Fund Shares will be substantially similar to those with respect to Shares of each of the Merging Funds, as described in this Combined Prospectus/Proxy Statement.

                                  RISK FACTORS

    The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund has investment policies and investment restrictions, and therefore risks, similar to those of the Merging Funds.

    All mutual funds carry a certain amount of risk. You may, therefore, lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met. The Surviving Fund could underperform its benchmark due to JPMIM's securities and asset allocation choices and the effectiveness of its research.

    In general, the value of an investment in the Surviving Fund will fluctuate in response to movements in the stock market. Adverse market conditions may from time to time cause the Surviving Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Surviving Fund from achieving its investment objective.

    The Surviving Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-capitalization companies may also have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes of mid-capitalization companies may be more sudden or more erratic than those of large-capitalization companies.

    The Surviving Fund may invest in derivatives such as futures, options, swaps and forward foreign currency contracts that are used for hedging the portfolio or specific securities. These derivatives may not fully offset the underlying positions. This could result in losses to the Surviving Fund that would not have otherwise occurred. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. The Surviving Fund may use derivatives for non-hedging purposes. If derivatives are used for non-hedging purposes, they could cause losses that exceed the Surviving Fund's original investment. The counterparty to a derivatives contract could default. Certain types of derivatives involve costs to the Surviving Fund that can reduce returns. Derivatives that involve leverage could magnify losses. Derivatives may, for tax purposes, affect the character of the gain or loss realized by the Surviving Fund, accelerate recognition of income by the Surviving Fund, affect the holding period of the Surviving Fund's assets, and defer recognition of certain of the Surviving Fund's losses. Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

    An investment in the Surviving Fund is also subject to the following additional risk factors:

    The Surviving Fund currently makes foreign investments but anticipates that its total foreign investments at the time of purchase will not exceed 20% of its total assets. Foreign investments may cause the Surviving Fund to be subject to risks in addition to those associated with U.S. securities. For example, international currency exchange rate movements could reduce gains or create losses. Additionally, the Surviving Fund could lose money because of foreign government actions, political instability or lack of adequate and/or accurate information. These risks tend to be higher in emerging markets.

    The Surviving Fund may buy when-issued and delayed delivery securities. When the Surviving Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets.

    The Surviving Fund may lend some of its portfolio securities in order to earn income. When the Surviving Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower defaults. The collateral the Surviving Fund receives from the borrower will be subject to the risks of the securities in which it is invested.

    The Surviving Fund may invest in illiquid securities. The Surviving Fund could have difficulty valuing these holdings precisely. The Surviving Fund also could be unable to sell these securities at the time or price desired.

    The Surviving Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Increased trading would raise the Surviving Fund's transaction costs. Increased short-term capital gains distributions would increase Surviving Fund Shareholders' income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by any gains from short-term trading, would reduce the Surviving Fund's returns.

    An investment in the Surviving Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Surviving Fund's share price is lower than when you invested.

                       COMPARATIVE FEE AND EXPENSE TABLES

    The tables below show (i) information regarding the fees and expenses paid by each of the Core Equity Fund, the Focus Fund and the Surviving Fund for the most recent fiscal year that reflects current expense arrangements,
(ii) estimated fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the proposed Core Equity Fund Reorganization but without giving effect to the proposed Focus Fund Reorganization, (iii) estimated fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the proposed Focus Fund Reorganization but without giving effect to the proposed Core Equity Fund Reorganization and (iv) estimated fees and expenses of the Surviving Fund on a pro forma basis after giving effect to both proposed Reorganizations. In conjunction with the proposed Reorganizations, the Surviving Fund will continue offering Class A, Class B, Class C and Select Class shares and Merging Fund Shareholders will receive such Class A, Class B, Class C and Select Class Shares, as the case may be, of the Surviving Fund that correspond to the class of shares owned of such Merging Fund. Please note that the Surviving Fund currently offers one other class of shares (Institutional Class) which will not be distributed to Merging Fund Shareholders as a result of the Reorganizations, and therefore no information on that class is shown in the table below.

    The pro forma tables below indicate that contractual (pre-waiver) and actual (post-waiver) total expense ratios for current Merging Fund Shareholders are expected to be approximately the same or less following the Reorganizations. In addition, JPMorgan Chase Bank, the Surviving Fund's administrator, has contractually agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase after the Reorganizations (through April 30, 2005 with respect to Class A and Select
Class Shares and April 30, 2004 with respect to Class B and Class C Shares). In addition, the Surviving Fund's other service providers may voluntarily waive or reimburse certain of their fees as they may determine from time to time.

                                                CORE EQUITY FUND
                                ------------------------------------------------
                                                     SHARES
                                ------------------------------------------------
                                 CLASS A     CLASS B     CLASS C    SELECT CLASS
                                  SHARES      SHARES      SHARES       SHARES
                                ----------  ----------  ----------  ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  when you buy shares, shown
  as % of the offering price        5.75%       None        None          None
Maximum Deferred Sales Charge
  (Load) shown as lower of
  original purchase price or
  redemption proceeds               None        5.00%       1.00%         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                     0.50%       0.50%       0.50%         0.50%
Distribution (12b-1) Fees           0.25%       0.75%       0.75%         None
Shareholder Servicing Fees          0.25%       0.25%       0.25%         0.25%
Other Expenses(1)                   0.58%       0.57%       0.58%         0.30%
                                 -------     -------     -------      --------
Total Annual Fund Operating
  Expenses                          1.58%       2.07%       2.08%         1.05%
                                 =======     =======     =======      ========
Fee Waiver and Expense
  Reimbursement(2)                 (0.33)%     (0.07)%     (0.08)%       (0.05)%
                                 -------     -------     -------      --------
Net Expenses(2)                     1.25%       2.00%       2.00%         1.00%
                                 =======     =======     =======      ========

---------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year ended December 31, 2001.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Core Equity Fund to the extent total operating expenses of Class A, Class B, Class C and Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00%, 2.00% and 1.00%, respectively, of its average daily net assets until April 30, 2003. In addition, the Core Equity Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine from time to time.

                                                   FOCUS FUND
                                ------------------------------------------------
                                                     SHARES
                                ------------------------------------------------
                                 CLASS A     CLASS B     CLASS C    SELECT CLASS
                                  SHARES      SHARES      SHARES       SHARES
                                ----------  ----------  ----------  ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  when you buy shares, shown
  as % of the offering price        5.75%       None        None           None
Maximum Deferred Sales Charge
  (Load) shown as lower of
  original purchase price or
  redemption proceeds               None        5.00%       1.00%          None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                     0.40%       0.40%       0.40%          0.40%
Distribution (12b-1) Fees           0.25%       0.75%       0.75%          None
Shareholder Servicing Fees          0.25%       0.25%       0.25%          0.25%
Other Expenses(1)                   0.94%       0.92%       1.02%      2,419.36%
                                 -------     -------     -------    -----------
Total Annual Fund Operating
  Expenses                          1.84%       2.32%       2.42%      2,420.01%
                                 =======     =======     =======    ===========
Fee Waiver and Expense
  Reimbursement(2)                 (0.59)%     (0.47)%     (0.57)%    (2,419.36)%
                                 -------     -------     -------    -----------
Net Expenses(2)                     1.25        1.85        1.85           1.00
                                 =======     =======     =======    ===========

---------------------

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year ended October 31, 2001.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Focus Fund to the extent total operating expenses of Class A, Class B, Class C and Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.85%, 1.85% and 1.00%, respectively, of its average daily net assets through February 28, 2003. In addition, the Focus Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine from time to time.

                                                 SURVIVING FUND
                                ------------------------------------------------
                                 CLASS A     CLASS B     CLASS C    SELECT CLASS
                                  SHARES      SHARES      SHARES       SHARES
                                ----------  ----------  ----------  ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  when you buy shares, shown
  as % of the offering price        5.75%       None        None          None
Maximum Deferred Sales Charge
  (Load) shown as lower of
  original purchase price or
  redemption proceeds               None        5.00%       1.00%         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                     0.40%       0.40%       0.40%         0.40%
Distribution (12b-1) Fees           0.25%       0.75%       0.75%         None
Shareholder Servicing Fees          0.25%       0.25%       0.25%         0.25%
Other Expenses                      0.58%(1)     0.58%(3)     0.58%(3)       0.24%(1)
                                 -------     -------     -------      --------
Total Annual Fund Operating
  Expenses                          1.48%       1.98%       1.98%         0.89%
                                 =======     =======     =======      ========
Fee Waiver and Expense
  Reimbursement(2)                 (0.43)%     (0.23)%     (0.23)%       (0.10)%
                                 -------     -------     -------      --------
Net Expenses(2)                     1.05%       1.75%       1.75%         0.79%
                                 =======     =======     =======      ========

---------------------

(1)  "Other Expenses" are restated from the most recent fiscal year ended
     December 31, 2001 to reflect current expense arrangements.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Surviving Fund to the extent total operating expenses of Class A, Class B, Class C and Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75%, 1.75% and 0.79%, respectively, of its average daily net assets through April 30, 2005 with respect to Class A and Select Class Shares and April 30, 2003 with respect to Class B and Class C Shares. In addition, the Surviving Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine from time to time.
(3) "Other Expenses" are based on estimated expenses for the most recent fiscal period.

                                                 SURVIVING FUND
                                ------------------------------------------------
                                            PRO FORMA COMBINED WITH
                                      CORE EQUITY FUND REORGANIZATION ONLY
                                ------------------------------------------------
                                 CLASS A     CLASS B     CLASS C    SELECT CLASS
                                  SHARES      SHARES      SHARES       SHARES
                                ----------  ----------  ----------  ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  when you buy shares, shown
  as % of the offering price        5.75%       None        None          None
Maximum Deferred Sales Charge
  (Load) shown as lower of
  original purchase price or
  redemption proceeds               None        5.00%       1.00%         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                     0.40%       0.40%       0.40%         0.40%
Distribution (12b-1) Fees           0.25%       0.75%       0.75%         None
Shareholder Servicing Fees          0.25%       0.25%       0.25%         0.25%
Other Expenses(1)                   0.52%       0.52%       0.52%         0.27%
                                 -------     -------     -------      --------
Total Annual Fund Operating
  Expenses                          1.42%       1.92%       1.92%         0.92%
                                 =======     =======     =======      ========
Fee Waiver and Expense
  Reimbursement(2)                 (0.37)%     (0.17)%     (0.17)%       (0.13)%
                                 -------     -------     -------      --------
Net Expenses(2)                     1.05%       1.75%       1.75%         0.79%
                                 =======     =======     =======      ========

---------------------

(1)  "Other Expenses" are restated from the most recent fiscal year ended
     December 31, 2001 to reflect current expense arrangements.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Surviving Fund to the extent total operating expenses of Class A, Class B, Class C and Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75%, 1.75% and 0.79%, respectively, of its average daily net assets following consummation of the Reorganization through April 30, 2005 with respect to Class A and Select
     Class Shares and April 30, 2004 with respect to Class B and Class C Shares.
     In addition, the Surviving Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine from time to time.

                                                 SURVIVING FUND
                                ------------------------------------------------
                                            PRO FORMA COMBINED WITH
                                         FOCUS FUND REORGANIZATION ONLY
                                ------------------------------------------------
                                 CLASS A     CLASS B     CLASS C    SELECT CLASS
                                  SHARES      SHARES      SHARES       SHARES
                                ----------  ----------  ----------  ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  when you buy shares, shown
  as % of the offering price        5.75%       None        None          None
Maximum Deferred Sales Charge
  (Load) shown as lower of
  original purchase price or
  redemption proceeds               None        5.00%       1.00%         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                     0.40%       0.40%       0.40%         0.40%
Distribution (12b-1) Fees           0.25%       0.75%       0.75%         None
Shareholder Servicing Fees          0.25%       0.25%       0.25%         0.25%
Other Expenses(1)                   0.52%       0.52%       0.52%         0.27%
                                 -------     -------     -------     ---------
Total Annual Fund Operating
  Expenses                          1.42%       1.92%       1.92%         0.92%
                                 =======     =======     =======     =========
Fee Waiver and Expense
  Reimbursement(2)                 (0.37)%     (0.17)%     (0.17)%       (0.13)%
                                 -------     -------     -------     ---------
Net Expenses(2)                     1.05%       1.75%       1.75%         0.79%
                                 =======     =======     =======     =========

---------------------

(1)  "Other Expenses" are restated from the most recent fiscal year ended
     December 31, 2001 to reflect current expense arrangements.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Surviving Fund to the extent total operating expenses of Class A, Class B, Class C and Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75%, 1.75% and 0.79%, respectively, of its average daily net assets following consummation of the Reorganization through April 30, 2005 with respect to Class A and Select
     Class Shares and April 30, 2004 with respect to Class B and Class C Shares.
     In addition, the Surviving Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine from time to time.

                                                 SURVIVING FUND
                                ------------------------------------------------
                                               PRO FORMA COMBINED
                                           WITH BOTH REORGANIZATIONS
                                ------------------------------------------------
                                 CLASS A     CLASS B     CLASS C    SELECT CLASS
                                  SHARES      SHARES      SHARES       SHARES
                                ----------  ----------  ----------  ------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  when your buy shares, shown
  as % of the offering price        5.75%       None        None          None
Maximum Deferred Sales Charge
  (Load) shown as lower of
  original purchase price or
  redemption proceeds               None        5.00%       1.00%         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees                     0.40%       0.40%       0.40%         0.40%
Distribution (12b-1) Fees           0.25%       0.75%       0.75%         None
Shareholder Servicing Fees          0.25%       0.25%       0.25%         0.25%
Other Expenses(1)                   0.52%       0.52%       0.52%         0.27%
                                 -------     -------     -------     ---------
Total Annual Fund Operating
  Expenses                          1.42%       1.92%       1.92%         0.92%
                                 =======     =======     =======     =========
Fee Waivers and Expense
  Reimbursements(2)                (0.37)%     (0.17)%     (0.17)%       (0.13)%
                                 -------     -------     -------     ---------
Net Expenses(2)                     1.05%       1.75%       1.75%         0.79%
                                 =======     =======     =======     =========

---------------------

(1)  "Other Expenses" are restated from the most recent fiscal year ended
     December 31, 2001 to reflect current expense arrangements.
(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Surviving Fund to the extent total operating expenses of Class A, Class B, Class C and Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75%, 1.75% and 0.79%, respectively, of its average daily net assets following consummation of both Reorganizations through April 30, 2005 with respect to Class A and Select Class Shares and April 30, 2004 with respect to Class B and Class C
     Shares. In addition, the Surviving Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine from time to time.

    The tables above do not reflect charges or credits that investors might incur if they invest through a financial institution.

   EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

    - you invest $10,000 in the Funds for the time periods indicated;

    - your investment has a 5% return each year;

    - In the case of the Core Equity Fund and the Focus Fund, shareholders pay net expenses through April 30, 2003 and February 28, 2003, respectively, with respect to Class A, Class B, Class C and Select Class Shares and total operating expenses thereafter.

    - In the case of the Surviving Fund, Surviving Fund Shareholders pay net expenses through April 30, 2005 with respect to Class A and Select
      Class Shares and April 30, 2004 with respect to Class B and Class C Shares and total operating expenses thereafter.

    - In the case of the pro forma examples, shareholders pay net expenses through April 30, 2005 with respect to Class A and Select Class Shares and April 30, 2004 with respect to Class B and Class C Shares and total operating expenses thereafter.

    Although actual costs may be higher or lower, based upon these assumptions, if you sell your shares, your costs would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
CORE EQUITY FUND*
  Class A(1)                     $714   $1,033   $1,374    $2,335
  Class B(2)                     $707   $  946   $1,311    $2,273(3)
  Class C(2)                     $308   $  649   $1,116    $2,408
  Select Class                   $105   $  332   $  578    $1,281
FOCUS FUND*
  Class A(1)                     $737   $1,107   $1,501    $2,599
  Class B(2)                     $724   $1,013   $1,430    $2,528(3)
  Class C(2)                     $331   $  741   $1,278    $2,746
  Select Class                   $178   $  604   $1,055    $2,308
SURVIVING FUND*
  Class A(1)                     $676   $  916   $1,240    $2,155
  Class B(2)                     $692   $  912   $1,259    $2,170(3)
  Class C(2)                     $292   $  612   $1,059    $2,299
  Select Class                   $ 81   $  259   $  469    $1,073
PRO FORMA COMBINED WITHOUT
  FOCUS FUND**
  Class A(1)                     $676   $  925   $1,235    $2,114
  Class B(2)                     $678   $  885   $1,220    $2,099(3)
  Class C                        $278   $  585   $1,020    $2,228
  Select Class                   $ 81   $  266   $  482    $1,106
PRO FORMA COMBINED WITHOUT
  CORE EQUITY FUND**
  Class A(1)                     $676   $  925   $1,235    $2,114
  Class B(2)                     $678   $  885   $1,220    $2,099(3)
  Class C                        $278   $  585   $1,020    $2,228
  Select Class                   $ 81   $  266   $  482    $1,106
PRO FORMA SURVIVING FUND
  COMBINED WITH BOTH MERGED
  FUNDS**
  Class A(1)                     $676   $  925   $1,235    $2,114
  Class B(2)                     $678   $  885   $1,220    $2,099(3)
  Class C                        $278   $  585   $1,020    $2,228
  Select Class                   $ 81   $  266   $  482    $1,106

    If you do not sell your shares, your costs would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
CORE EQUITY FUND*
  Class B(2)                     $207    $646    $1,111    $2,273(3)
  Class C(2)                     $208    $649    $1,116    $2,408
FOCUS FUND*
  Class B(2)                     $224    $713    $1,230    $2,528(3)
  Class C(2)                     $231    $741    $1,278    $2,746
THE SURVIVING FUND*
  Class B(2)                     $192    $612    $1,059    $2,170(3)
  Class C(2)                     $192    $612    $1,059    $2,299
PRO FORMA COMBINED WITHOUT
  FOCUS FUND**
  Class B                        $178    $585    $1,020    $2,099(3)
  Class C                        $178    $585    $1,020    $2,228
PRO FORMA COMBINED WITHOUT
  CORE EQUITY FUND**
  Class B                        $178    $585    $1,020    $2,099(3)
  Class C                        $178    $585    $1,020    $2,228
PRO FORMA SURVIVING FUND
  COMBINED WITH BOTH MERGED
  FUNDS**
  Class B                        $178    $585    $1,020    $2,099(3)
  Class C                        $178    $585    $1,020    $2,228

-------------------

(1)  Assumes sales charge is deducted when shares are purchased.
(2)  Assumes applicable deferred sales charge is deducted when shares are sold.
(3) Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.
  *  As of December 1, 2002.
 ** As of March 31, 2003, based on the assumption that the Reorganization(s) occurs on March 31, 2003.

                     THE SURVIVING FUND'S PAST PERFORMANCE

    This section shows the Surviving Fund's performance record. The bar chart shows the performance of the Surviving Fund's Select Class Shares, which has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Surviving Fund. The table shows the average annual total returns over the past one year, five years and ten years of the Class A Shares, the Class B Shares, the Class C Shares and the Select
Class Shares of the Surviving Fund. It also compares their performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, both of which are widely recognized market benchmarks.

    The performance figures in the table (which follows the bar chart below) for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

    Past performance (before and after taxes) is not necessarily an indication of how any class of the Surviving Fund will perform in the future.

    The calculations assume that all dividends and distributions are reinvested in the Surviving Fund. Some of the companies that provide services to the Surviving Fund have in the past agreed to waive some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SURVIVING FUND
YEAR-BY-YEAR RETURNS*,+,(1)

YEAR  SELECT CLASS
1992         8.73%
1993        11.02%
1994        -0.61%
1995        32.48%
1996        21.06%
1997        28.41%
1998        24.45%
1999        14.69%
2000        -6.61%
2001        -9.43%

Year to 9/30/02 -32.37% Best Quarter 21.33% (4th quarter, 1998) Worst Quarter -18.10% (3rd quarter, 2002)
---------------------

  * In our most recent prospectus relating to the Class A, B and C Shares of the Surviving Fund, dated 5/1/02, corresponding performance data for the Class A Shares was provided. In our most recent prospectus relating to the Select Class Shares of the Surviving Fund, also dated 5/1/02, corresponding performance data was included for the Select Class Shares. We have chosen to include performance data only for the Select Class Shares herein because it has greater assets than the other classes of Surviving Fund Shares.
(+) Prior to a merger effective 9/7/01, the Surviving Fund operated with a master-feeder structure. The performance of the Select Class Shares of the Surviving Fund for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 7/19/93 to 9/10/01. Returns for the period from 1/1/92 to 7/19/93 reflect the performance of The Pierpont
     Equity Fund, the predecessor of the Surviving Fund.
(1)  The Surviving Fund's fiscal year end is 12/31.

                               SURVIVING FUND
-----------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURNS (%)
    SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001(*,+)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
                                     -----------  ------------  -------------
CLASS A SHARES -- Return before
  taxes                                  (14.89)        7.79          10.84
CLASS B SHARES -- Return before
  taxes                                  (14.98)        8.87          11.47
CLASS C SHARES -- Return before
  taxes                                  (10.90)        9.03          11.48
SELECT CLASS SHARES -- Return
  before taxes                            (9.43)        9.16          11.55
SELECT CLASS SHARES -- Return after
  taxes on distributions                  (9.73)        5.77           8.00
SELECT CLASS SHARES -- Return after
  taxes on distributions and sale
  of such Surviving Fund Shares           (5.61)        6.66           8.24
S&P 500 INDEX (Reflects no
  deduction for fees, expenses or
  taxes)                                 (11.88)       10.70          12.94
LIPPER LARGE CAP CORE FUNDS INDEX
  (Reflects no deduction for fees,
  expenses or taxes)                     (12.83)        9.59          11.47

---------------------

(+) In our most recent prospectus relating to the Class A, B and C Shares of the Surviving Fund, dated 5/1/02, corresponding tax data for the Class A
     Shares was provided. In our most recent prospectus relating to the Select
     Class Shares of the Surviving Fund, also dated 5/1/02, corresponding tax data was included for the Select Class Shares. We have chosen to include tax data only for the Select Class Shares herein because it has greater assets than the other classes of Surviving Fund Shares.

  * Prior to a merger effective 9/7/01, the Surviving Fund operated with a master-feeder structure. The performance of the Select Class Shares of the Surviving Fund for the period before the Select Class was launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 7/19/93 to 9/10/01. Returns for the period from 1/1/92 to 7/19/93 reflect the performance of The Pierpont
     Equity Fund, the predecessor of the Fund.

    The after-tax returns are shown for only the Select Class Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATIONS

GENERAL

    The terms and conditions under which each Reorganization may be consummated are set forth in the respective Reorganization Plans. Significant provisions of each Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plans, forms of which are attached as Appendices A and B to this Combined Prospectus/Proxy Statement.

DESCRIPTION OF THE REORGANIZATION PLANS

    The Reorganization Plans provide that, assuming satisfaction of the conditions in the Reorganization Plans, the "Effective Time of the Reorganization" will be on or about March 31, 2003 or such other date as is agreed to by the parties. The Reorganization Plans provide that at the Effective Time of the Reorganizations, the assets and liabilities of the Merging Funds will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Funds, JPMIF will issue at the Effective Time of the Reorganization full and fractional Class A, Class B, Class C and Select Class Shares of the Surviving Fund equal in aggregate dollar value on a per class basis to the aggregate NAV of full and fractional outstanding Class A, Class B, Class C and Select
Class shares of the Merging Funds on a per class basis as determined at the valuation time specified in the Reorganization Plans. The Reorganization Plans provide that the Merging Funds will declare a dividend or dividends prior to the Effective Time of the Reorganizations which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

    Following the transfer of assets to, and the assumption of the liabilities of the Merging Funds by, the Surviving Fund, each Merging Fund will distribute the Surviving Fund Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Funds. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Class A, Class B, Class C or Select Class Shares, as the case may be, with a total NAV equal to the NAV of their shares of the Merging Funds plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Funds. The Surviving Fund will not issue certificates representing the Surviving Fund Shares in connection with the Reorganizations.

    The Surviving Fund expects to maintain a substantial portion of the portfolio investments of each Merging Fund in light of the similar investment policies of the Merging Funds and the Surviving Fund.

    After the Reorganizations, all of the issued and outstanding shares of the Merging Funds shall be canceled on the books of each respective Merging Fund and the stock transfer books of each Merging Fund will be permanently closed.

    Each Reorganization is subject to a number of conditions, including, without limitation: approval by the Merging Fund Shareholders of the respective Reorganization Plans and the transactions contemplated thereby, which are described in this Combined Prospectus/Proxy Statement; the receipt of a legal opinion from Sullivan & Cromwell with respect to certain tax issues, as more fully described in "-- Federal Income Tax Considerations" below; and the parties' performance in all material respects of their respective agreements and undertakings in each Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plans, the Reorganizations will be consummated at the Effective Time of the Reorganization.

    The administrative expenses of the Funds in connection with the Reorganizations will be borne by JPMorgan Chase Bank or one of its affiliates.

    Each Reorganization Plan and Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by any of the parties if a material condition to the performance of such party or a material covenant of another party under the respective Reorganization Plan is not fulfilled by the date specified in the respective Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, any of the parties may terminate any Reorganization Plan to which it is a party if its Board of Trustees determines that proceeding with the Reorganization Plan is not in the best interests of the Fund's shareholders.

BOARD CONSIDERATIONS

    In considering the proposed Reorganizations at meetings held on October 23, 2002, the Boards of Trustees of MFIG, MFG and JPMIF considered and discussed the advantages and disadvantages of the proposed Reorganizations applicable to the respective Funds.

    The Board of each trust has determined that it is in the best interests of its Fund's shareholders to combine the Merging Funds with the Surviving Fund. In reaching this conclusion, each Board considered and gave appropriate weight to all pertinent factors, including, among others: the terms of the relevant Reorganization Plans; the opportunity to combine three funds with similar investment objectives and policies; a comparison of each relevant Fund's historical and projected expense ratios; the comparative investment performance of the relevant Merging Funds and the Surviving Fund; the anticipated positive effect of the relevant Reorganizations on the Fund and its shareholders; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the relevant Merging Funds and the Surviving Fund; the significant overlap in the portfolio holdings of the relevant Merging Fund's with the Surviving Fund's portfolio holdings; the fact that the portfolio management team of the relevant Merging Funds would change as a result of the relevant Reorganization; the opportunity to realize operational and administrative efficiencies in a larger combined Fund; the fact that JPMorgan Chase Bank's contractual undertaking through April 30, 2005 with respect to Class A and Select Class Shares and April 30, 2004 with respect to Class B and Class C Shares to waive fees or reimburse the Surviving Fund's expenses such that the total expense ratio of the Surviving Fund does not exceed that of either Merging Fund; the fact that all administrative costs and expenses of the relevant Reorganizations would be borne by JPMorgan Chase Bank or one of its affiliates; the significance of any capital loss carryforwards that may be forfeited by either Merging Fund; and the fact that the relevant Reorganizations would constitute tax-free reorganizations. The MFG Board also considered that the Surviving Fund may offer a potentially greater degree of diversification than the Focus Fund, which is a non-diversified fund which follows a highly concentrated investment approach. In addition, the MFIT Board and the MFG Board took into account that, after the Effective Time of the Reorganization, JPMIM will receive a management fee from the Surviving Fund equal to or less than the management fee currently received from either of the Merging Funds, and that JPMorgan Chase Bank has agreed to cap the total expenses as set forth in the expense table above.

    Based upon its evaluation of the relevant information requested by and provided to it, and in light of its fiduciary duties under federal and state law, each of the MFIT Board, on behalf of the Core Equity Fund, the MFG Board, on behalf of the Focus Fund, and the JPMIF Board, on behalf of the Surviving Fund, including a majority of the Trustees of each such Board who are not interested persons of the Funds or JPMorgan Chase Bank as defined in the 1940 Act, has determined that each relevant Reorganization is in the best interests of the relevant Merging Fund and the Surviving Fund, as applicable, and that the interests of their respective shareholders would not be diluted as a result of the relevant Reorganization.

    THE BOARD OF TRUSTEES OF MFIT UNANIMOUSLY RECOMMENDS THAT THE CORE EQUITY FUND SHAREHOLDERS VOTE "FOR" THE CONSUMMATION OF THE CORE EQUITY FUND REORGANIZATION.

    THE BOARD OF TRUSTEES OF MFG UNANIMOUSLY RECOMMENDS THAT FOCUS FUND SHAREHOLDERS VOTE "FOR" THE CONSUMMATION OF THE FOCUS FUND REORGANIZATION.

    The MFIT Board has not determined what action the Core Equity Fund will take in the event that the Core Equity Fund Shareholders do not approve the Core Equity Fund Reorganization Plan or for any reason the Core Equity Fund Reorganization is not consummated. In either such event, the MFIT Board will consider other appropriate courses of action. The consummation of the Core Equity Fund Reorganization is not contingent upon the consummation of the Focus Fund Reorganization.

    The MFG Board has not determined what action the Focus Fund will take in the event that the Focus Fund Shareholders do not approve the Focus Fund Reorganization Plan or for any reason the Focus Fund Reorganization is not consummated. In either such event, the MFG Board will consider other appropriate courses of action. The consummation of the Focus Fund Reorganization is not contingent upon the consummation of the Core Equity Fund Reorganization.

FEDERAL INCOME TAX CONSIDERATIONS

    Consummation of each of the Reorganizations is subject to the condition that MFIT, MFG and JPMIF receive an opinion from Sullivan & Cromwell, counsel to MFIT, MFG and JPMIF (based upon certain facts, qualifications, representations and assumptions) that if each Reorganization is consummated as contemplated by the respective Reorganization Plans, for federal income tax purposes: (i) the Reorganizations will qualify as a tax-free reorganization and each Merging Fund and the Surviving Fund will each be a "party to a reorganization" within the meaning of the Internal Revenue Code of 1986, as amended; and (ii) no gain or loss will be recognized by Merging Fund Shareholders on the conversion of their shares in the Merging Funds into Surviving Fund Shares.

    MFIT and MFG have not sought a tax ruling from the Internal Revenue Service (the "IRS"), but are acting in reliance upon the opinion of counsel discussed above. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisors concerning the potential tax consequences to them, including state, local and foreign income taxes.

    Immediately prior to the relevant Reorganization, each Merging Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders the Merging Fund's investment company taxable income for taxable years ending on or prior to the relevant Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganizations (after reduction for any available capital loss carryforwards). Such dividends may be included in the taxable income of the Merging Fund Shareholders.

CAPITALIZATION

    Because the Merging Funds will be combined with the Surviving Fund in the Reorganizations, the total capitalization of the Surviving Fund after the Reorganizations is expected to be greater than the current capitalization of the Merging Funds. The following table sets forth as of June 30, 2002: (i) the capitalization of each of the Merging Funds; (ii) the capitalization of the Surviving Fund; (iii) the pro forma capitalization of the Core Equity Fund as adjusted to give effect to the Core Equity Fund Reorganization without the Focus Fund Reorganization; (iv) the pro forma capitalization of the Focus Fund as adjusted to give effect to the Focus Fund Reorganization without the Core Equity Fund Reorganization; and (v) the pro forma capitalization of the Surviving Fund as adjusted to give effect to both Reorganizations. There is, of course, no assurance that either or both Reorganizations will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Funds are likely to be different at the Effective Time of the Reorganizations as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently offers five classes of shares: Class A, B and C Shares, Select Class Shares and Institutional Class Shares.

                                 CAPITALIZATION
                 PRO FORMA TO GIVE EFFECT TO THE REORGANIZATION

                                                           PRO FORMA        PRO FORMA         PRO FORMA
                                                            COMBINED         COMBINED         COMBINED
                             CORE                           WITHOUT          WITHOUT          WITH BOTH
                            EQUITY    FOCUS   SURVIVING    FOCUS FUND    CORE EQUITY FUND   MERGING FUNDS
                             FUND     FUND      FUND     REORGANIZATION   REORGANIZATION   REORGANIZATIONS
                           --------  -------  ---------  --------------  ----------------  ---------------
TOTAL NET ASSETS
  Class A Shares           $ 17,010  $ 5,078  $ 37,445      $ 54,445         $ 42,523           $ 59,533
  Class B Shares           $ 14,266  $ 7,832  $ 13,832      $ 28,098         $ 21,664           $ 35,930
  Class C Shares           $  4,361  $ 1,908  $    968      $  5,599         $  2,876           $  7,507
  Select Class Shares      $ 66,445  $    33  $270,228      $336,673         $270,261           $336,706
  Institutional
    Class Shares                N/A      N/A  $ 81,984      $ 81,984         $ 81,984           $ 81,984
    Total                  $102,082  $14,851  $404,457      $506,763         $419,308           $521,660
SHARES OUTSTANDING
  Class A Shares                928      925     4,349         6,325            4,939              6,914
  Class B Shares                786    1,458     1,614         3,279            2,527              4,192
  Class C Shares                255      356       113           653              336                876
  Select Class Shares         3,595        6    31,420        39,145           31,424             39,149
  Institutional
    Class Shares                N/A      N/A     9,533         9,533            9,533              9,533
    Total                     5,564    2,745    47,029        58,935           48,759             60,664
NET ASSET VALUE PER SHARE
  Class A Shares           $  18.33  $  5.49  $   8.61      $   8.61         $   8.61           $   8.61
  Class B Shares           $  18.15  $  5.37  $   8.57      $   8.57         $   8.57           $   8.57
  Class C Shares           $  18.16  $  5.36  $   8.57      $   8.57         $   8.57           $   8.57
  Select Class Shares      $  18.48  $  5.54  $   8.60      $   8.60         $   8.60           $   8.60
  Institutional
    Class Shares                N/A      N/A  $   8.60      $   8.60         $   8.60           $   8.60

                              INVESTMENT POLICIES

    The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Funds have similar investment policies to those of the Surviving Fund.

OBJECTIVE

    The investment objectives of the Surviving Fund and the Merging Funds are similar. The investment objective of the Surviving Fund is to provide high total return from a portfolio of selected equity securities. THE INVESTMENT OBJECTIVE OF THE CORE EQUITY FUND IS TO MAXIMIZE TOTAL INVESTMENT RETURN WITH AN EMPHASIS ON LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME WHILE TAKING REASONABLE RISK. THE INVESTMENT OBJECTIVE OF THE FOCUS FUND IS TO SEEK CAPITAL GROWTH. The Surviving Fund and the Merging Funds may each change their objective without shareholder approval.

MAIN INVESTMENT STRATEGIES

    Under normal market conditions, the Surviving Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity investments of U.S. companies. UNDER NORMAL MARKET CONDITIONS, THE CORE EQUITY FUND INVESTS AT LEAST 80% OF ITS NET ASSETS (INCLUDING BORROWINGS FOR INVESTMENT PURPOSES IN EQUITY INVESTMENTS). UNDER NORMAL CONDITIONS, THE FOCUS FUND INVESTS AT LEAST 80% OF ITS TOTAL ASSETS IN COMMON STOCKS OF ESTABLISHED COMPANIES WHICH HAVE MARKET CAPITALIZATIONS OF MORE THAN $1 BILLION AT THE TIME OF PURCHASE.

    The Surviving Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Surviving Fund's weightings are similar to the S&P
500. The Surviving Fund can moderately overweight or underweight sectors when it believes it will benefit performance. THE CORE EQUITY FUND USES AN ACTIVE EQUITY MANAGEMENT STYLE WHICH FOCUSES ON STRONG EARNINGS MOMENTUM AND PROFITABILITY WITHIN THE UNIVERSE OF S&P 500 STOCKS. THE FOCUS FUND INVESTS PRIMARILY IN U.S. COMPANIES, BUT MAY ALSO INVEST IN MULTINATIONAL COMPANIES THAT ISSUE DEPOSITARY RECEIPTS.

    In managing the Surviving Fund, JPMIM employs a three-step investment process that combines research, valuation and stock selection. Within each sector, the Surviving Fund focuses on those equity securities that it considers most undervalued. The Surviving Fund generally considers selling equity securities that appear to it to be overvalued. By emphasizing equity securities it believes to be undervalued, the

Surviving Fund seeks to produce returns that exceed those of the S&P 500. THE CORE EQUITY FUND SEEKS CAPITAL APPRECIATION BY EMPHASIZING COMPANIES WITH A SUPERIOR RECORD OF EARNINGS GROWTH RELATIVE TO THE EQUITY MARKETS IN GENERAL OR A PROJECTED RATE OF EARNINGS GROWTH THAT IS GREATER THAN OR EQUAL TO THE EQUITY MARKETS. THE FOCUS FUND SEEKS CAPITAL APPRECIATION BY EMPHASIZING COMPANIES WITH AN OUTSTANDING RECORD OF EARNINGS GROWTH RELATIVE TO THE EQUITY MARKETS, A PROJECTED RATE OF GROWTH GREATER THAN OR EQUAL TO THE EQUITY MARKETS, ABOVE MARKET AVERAGE PRICE-EARNINGS RATIOS AND BELOW AVERAGE DIVIDEND YIELDS. THE FOCUS FUND SEEKS TO INVEST IN ABOUT 25 COMPANIES IDENTIFIED BY ITS ADVISER AS HAVING THE MOST FAVORABLE CHARACTERISTICS THROUGH WHAT JPMFAM (USA) BELIEVES TO BE A DISCIPLINED INVESTMENT APPROACH WHICH RELIES ON RESEARCH INTENSIVE FUNDAMENTAL ANALYSIS.

    Each Fund invests in equity securities, which may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. The Surviving Fund and the Core Equity Fund may invest up to 20% of their total assets in foreign securities. THE FOCUS FUND MAY INVEST IN MULTINATIONAL CORPORATIONS THAT ISSUE DEPOSITARY RECEIPTS. UNDER NORMAL MARKET CONDITIONS, THE FOCUS FUND MAY INVEST UP TO 20% OF ITS TOTAL ASSETS IN HIGH-QUALITY MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS. THE CORE EQUITY FUND AND, UNDER NORMAL MARKET CONDITIONS, THE SURVIVING FUND MAY ALSO INVEST IN HIGH QUALITY MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS. THE CORE EQUITY FUND MAY ALSO INVEST IN INVESTMENT GRADE SECURITIES.

    The Surviving Fund, the Core Equity Fund and the Focus Fund each may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Core Equity Fund and the Focus Fund each may use derivatives to hedge various investments for risk management and to enhance the Funds' returns. The Surviving Fund may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which each Fund can invest.

    Adverse market conditions may from time to time cause the Surviving Fund or the Core Equity Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Surviving Fund or the Core Equity Fund from achieving their respective investment objectives. THE FOCUS FUND MAY INVEST ANY AMOUNT OF ITS ASSETS IN HIGH-QUALITY MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS AS A TEMPORARY DEFENSIVE POSITION DUE TO UNUSUAL MARKET CONDITIONS.

    The Surviving Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by Surviving Fund Shareholder activity. Increased trading would raise the Surviving Fund's transaction costs. Increased short-term capital gains distributions would increase Surviving Fund Shareholders' income tax liability. EACH OF THE CORE EQUITY FUND AND THE FOCUS FUND MAY ALSO PARTICIPATE IN SHORT-TERM TRADING.

    The Core Equity Fund and the Surviving Fund are each diversified as defined in the 1940 Act. THE FOCUS FUND IS NOT DIVERSIFIED AS DEFINED IN THE 1940 ACT.

    Each of the Funds may change any of these investment policies (including their respective investment objectives) without shareholder approval.

INVESTMENT PROCESS

    In managing the Surviving Fund, JPMIM employs a three-step process that combines research, valuation and stock selection. JPMIM takes what it believes to be an in-depth look at company prospects over a relatively long period--often as much as five years--rather than focusing on near-term expectations. This approach is intended to provide insight into a company's real growth potential. The research findings allow JPMIM to rank the companies in each sector group according to what we believe to be their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company is considered to be. The valuation rankings are produced using a variety of models that quantify the research team's findings. On behalf of the Surviving Fund, JPMIM buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, JPMIM buys equity securities that it identifies as undervalued and considers selling them when they appear to be overvalued. Along with perceived attractive valuation, JPMIM often considers a number of other factors, such as:

    - catalysts that could trigger a rise in a stock's price;

    - high perceived potential reward compared to perceived potential risk; and

    - possible temporary mispricings caused by apparent market overreactions.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

    Following the Reorganization, the procedures for purchases, redemptions and exchanges of Surviving Fund Shares will be substantially similar to those of each of the Merging Funds. The Surviving Fund currently offers five classes of shares, including the Class A Shares, the Class B Shares, the Class C Shares and the Select Class Shares. The following discussion reflects the class structure of the Surviving Fund.

SALES CHARGES

    There is normally a sales charge (sometimes called a "load") to buy Class A Shares, Class B Shares and Class C Shares of the Surviving Fund. There are also ongoing charges that holders of Class A Shares, Class B Shares and Class C Shares pay as long as they own their shares, as more fully explained below. There is no sales charge to buy Select Class Shares of the Surviving Fund.

    Shareholders holding Class A Shares of a Merging Fund will receive Class A Shares of the Surviving Fund in the relevant Reorganization but will not have to pay a sales charge. However, such Merging Fund Shareholders will have to pay a sales charge if they buy additional Class A Shares of the Surviving Fund in the future. Merging Fund Shareholders holding Class B Shares of a Merging Fund will receive Class B Shares of the Surviving Fund in the relevant Reorganization, but the holding period used to determine the applicable sales charges on the Class B Shares received in the relevant Reorganization, as well as to determine the date of conversion of Class B Shares received in the Reorganization, will be calculated by reference to when such Merging Fund Shareholders acquired their Class B Shares of the Merging Fund. Shareholders holding Class C Shares of a Merging Fund will receive Class C Shares of the Surviving Fund in the relevant Reorganization, and the holding period used to determine whether there will be a deferred sales charge on the Class C Shares received in the relevant Reorganization will be calculated by reference to when such Merging Fund Shareholders acquired their Class C Shares of the Merging Fund.

    There are a number of plans and special discounts which can decrease or even eliminate these charges.

CLASS A SHARES

    Class A Shares of the Surviving Fund have an initial sales charge that is deducted directly from the money you invest. As the table shows, the sales charge is lower the more you invest. The public offering price of Class A Shares is the NAV plus the initial sales charge. The Surviving Fund receives the NAV from the purchasers of Surviving Fund Shares. Shareholders of the former J.P. Morgan U.S. Equity Fund--Advisor Series who received their Class A Shares as a result of a fund reorganization in September 2001 will not pay sales loads on subsequent purchases of Class A Shares in the U.S. Equity Fund or any other JPMorgan Fund into which such shareholders may subsequently exchange.

                                          INITIAL SALES CHARGE AS % OF  INITIAL SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                      THE OFFERING PRICE PER SHARE      NET AMOUNT INVESTED
--------------------                      ----------------------------  ----------------------------
LESS THAN $100,000                                    5.75                          6.10
$100,000 BUT UNDER $250,000                           3.75                          3.90
$250,000 BUT UNDER $500,000                           2.50                          2.56
$500,000 BUT UNDER $1,000,000                         2.00                          2.04

    There is no sales charge for investments of $1 million or more.

CLASS B SHARES

    Class B Shares of the Surviving Fund have a deferred sales charge that is deducted directly from your assets when you sell your Class B Shares. It is calculated as a percentage of the lower of the offering purchase price or the NAV of the Class B Shares. As the table shows, the deferred sales charge decreases the longer you hold the Class B Shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after the Surviving Fund Shareholder buys them.

YEAR  DEFERRED SALES CHARGE
----  ---------------------
1          5%
2          4%
3          3%
4          3%
5          2%
6          1%
7         None
8         None

    The Surviving Fund calculates the deferred sales charge from the month the Surviving Fund Shareholder buys shares. The Surviving Fund will always sell the Class B Shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

CLASS C SHARES

    Class C Shares of the Surviving Fund have a deferred sales charge that is deducted directly from the Surviving Fund Shareholder's assets when the shareholder sells its shares. It is equal to the lower of 1% of the offering price or 1% of the NAV of the Class C Shares. The deferred sales charge on Class C Shares disappears altogether after 1 year. The Surviving Fund calculates the deferred sales charge from the month the Surviving Fund Shareholder buys its Class C Shares. The Surviving Fund always sells the Class C Shares with the lowest deferred sales charge first. Class C Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

    Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares can not be converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than for either Class A or Class B Shares.

12b-1 FEES

    J.P. Morgan Fund Distributors, Inc. is the Distributor for the Surviving Fund. The Surviving Fund has adopted a Rule 12b-1 distribution plan for Class A Shares under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class A Shares and a Rule 12b-1 distribution plan for Class B and Class C Shares under which it will pay annual distribution fees of up to 0.75% of the average daily net assets attributable to Class B and Class C Shares. Similar 12b-1 distribution plans (with annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and 0.75% of the average daily net assets attributed to Class B shares and Class C shares) are currently in effect for Class A Shares, Class B Shares and Class C Shares of each of the Merging Funds.

    These payments cover such things as compensation for services provided by broker-dealers and expenses connected with the sale of Surviving Fund Shares. Payments are not tied to actual expenses incurred. Because 12b-1 expenses are paid out of the Surviving Fund's assets on an ongoing basis, over time these fees will increase the cost of a Surviving Fund Shareholder's investment and may cost more than other types of sales charges used by other mutual funds.

    There is no Rule 12b-1 distribution plan for Select Class Shares of the Surviving Fund.

BUYING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO ADDITIONAL PURCHASES OF SURVIVING FUND SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATIONS.

    The price shareholders pay for their shares is the public offering price, which is based on the shares NAV. The Surviving Fund generally values its assets at their market prices but if market prices are unavailable or do not represent a security's value at the time of pricing, then the Surviving Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees. When fair value is used, the prices of securities used by the Surviving Fund to calculate the shares' NAV may differ from quoted or published prices for the same securities.

    Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.

    The NAV of each class of Surviving Fund Shares is generally calculated once each day at the close of regular trading on the New York Stock Exchange. The NAV is not computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Surviving Fund's NAV is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees. A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

    The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange, it will be processed at that day's price. If an order is received after that time it will generally be processed at the next day's price. All purchases of Surviving Fund Shares must be paid for by 4:00 p.m. (Eastern time) on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

    If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each Shareholder must provide a Taxpayer Identification Number when opening an account.

    The Surviving Fund has the right to reject any purchase order at any time or to cease offering shares at any time.

    The investment minimum for Class A, Class B, and Class C Shares of the Surviving Fund is as follows:

TYPE OF ACCOUNT                           INITIAL INVESTMENT  ADDITIONAL INVESTMENTS
---------------                           ------------------  ----------------------
Regular Account                                 $2,500                 $100
Systematic Investment Plan(1)                   $1,000                 $100
IRA                                             $1,000                 $100
SEP-IRA                                         $1,000                 $100
Education IRA                                   $  500                 $100

---------------------

(1) If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also chose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account.

    The minimum investment for Select Class Shares is $1,000,000. For Class A, Class B, Class C and Select Class Shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold until 15 calendar days after such purchase check was received by the Center. Shares bought through an Automated Clearing House cannot be sold until the payment clears, which could take more than seven business days. Purchase orders will be canceled if a check does not clear, and the investor will be responsible for any expenses and losses to the Surviving Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m. (Eastern time) on the settlement date.

    Shareholders seeking to buy Surviving Fund Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representative may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

SELLING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO SALES OF SURVIVING FUND SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Surviving Fund Shares may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Surviving Fund Shareholders will receive the next NAV calculated after the Center accepts the sale order in proper form, less any applicable sales charges.

    The names of the registered shareholders and the account number must be provided before shares can be sold.

    Under normal circumstances, if a request is received in proper form before the close of regular trading on the New York Stock Exchange, the Surviving Fund will wire the proceeds from the sale to the shareholder's bank account on the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. If shares were purchased by check and the shareholder wishes to sell these shares, the purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be make available. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days under unusual circumstances as federal securities laws permit.

    You will need to have signatures guaranteed for all registered owners or their legal representatives if:

    - you want to sell shares with an NAV of $100,000 or more, or

    - you want your payment sent to an address other than the one we have in our records.

    We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Center for more details.

    A shareholder who purchased through an investment representative, or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

    Shareholders may also sell their shares by contacting the Center directly. Shareholders may call 1-800-348-4782 or send a signed letter with such shareholder's instructions to: JPMorgan Funds Service Center,
P.O. Box 219392, Kansas City, MO 64121-9392.

    The Surviving Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF SURVIVING FUND SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Surviving Fund Shares may be exchanged for shares of the same class in certain other JPMorgan Funds at NAV, beginning 15 days after the shares were purchased. For tax purposes, an exchange is treated as a sale of those shares.

    If a shareholder exchanges Class B Shares of the Surviving Fund for Class B shares of another JPMorgan Fund, or Class C Shares for Class C shares, the shareholder will not pay a deferred sales charge until the shareholder sells the shares of the other fund. The amount of deferred sales charge will be based on when the shareholder buys the original shares, not when the shareholder makes the exchange. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

    The exchange privilege is not a means of short-term trading as this could increase management costs and affect all Surviving Fund Shareholders. The Surviving Fund reserves the right to limit the number of exchanges or refuse an exchange. The exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

    You can exchange your shares in one of three ways:

    - THROUGH YOUR INVESTMENT REPRESENTATIVE
       Tell your representative which funds' shares you want to exchange. He or she will send the necessary documents to the Center. Your representative might charge you for this service.

    - THROUGH THE CENTER
       Call 1-800-348-4782 to ask for details.

    - THROUGH A SYSTEMATIC EXCHANGE PLAN
       You can automatically exchange money from one JPMorgan account to another of the same class.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

    For Class A, Class B and Class C Shares, the Surviving Fund may close an account if the account balance falls below $500 for 30 days as a result of selling shares (and not because of performance). For

Select Class Shares, if the account balance in your account falls below the investment minimum of $1,000,000 for 30 days as a result of selling shares (and not because of performance), then the Surviving Fund reserves the right to request that you buy more shares or close your account. At least 60 days' notice will be given before closing the account.

    Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expense from any sales request if the Surviving Fund takes such reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not take such reasonable precautions.

    It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

    JPMIF, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B, Class C and Select Class shares held by investors serviced by the shareholder servicing agent. Each of the Merging Funds likewise has similar arrangements with respect to its shares.

    JPMIM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

    Each class of shares of the Surviving Fund may have different requirements regarding who may invest and may have different sales charges and expense levels. A person who gets compensated for selling Surviving Fund Shares may receive a different amount for each class.

                            DISTRIBUTIONS AND TAXES

    The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay out these earnings to Surviving Fund Shareholders as distributions.

    The Surviving Fund typically distributes any net investment income at least quarterly. Net capital gain, if any, is distributed annually. You have three options for your Surviving Fund distributions. You may:

    - reinvest all of them in additional Surviving Fund Shares without a sales charge;

    - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional Surviving Fund Shares; or

    - take all distributions in cash or as a deposit in a pre-assigned bank account.

    If you do not notify us otherwise, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of Surviving Fund Shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

    Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

    If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your Surviving Fund Shares. If you buy Surviving Fund Shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

    Early in each calendar year, the Surviving Fund will send Surviving Fund Shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

    Any investor for whom the Surviving Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

    The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

      COMPARISON OF THE MERGING FUNDS' AND THE SURVIVING FUND'S RESPECTIVE
                           ORGANIZATIONAL STRUCTURES

    There are no material differences in the organizational structures of the Merging Funds and the Surviving Fund. Set forth below are descriptions of the structure, the Boards of Trustees and officers, shares of each Fund, voting rights, shareholder liability and the liability of Trustees of each Fund.

STRUCTURE OF THE MERGING FUNDS

    The Core Equity Fund is organized as a series of MFIT, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFIT's operations are governed by MFIT's Declaration of Trust, its By-Laws and applicable Massachusetts law. The operations of the Core Equity Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

    The Focus Fund is organized as a series of MFG, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFG's operations are governed by MFG's Declaration of Trust, its By-Laws and applicable Massachusetts law. The operations of the Focus Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

    The Surviving Fund is organized as a series of JPMIF, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust, its By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

    Subject to the provisions of their respective trust documents, the business of the Core Equity Fund is managed by MFIT's Board of Trustees, the business of the Focus Fund is managed by MFG's Board of Trustees, and the business of the Surviving Fund is managed by JPMIF's Board of Trustees. The Trustees of each of MFIT, MFG and JPMIF serve indefinite terms (subject to mandatory retirement age) and have all powers necessary or convenient to carry out their responsibilities. The Trustees and officers of MFIT, MFG and JPMIF are identical.

SHARES OF FUNDS

    Each of MFIT, MFG and JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of its respective trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of MFIT, MFG or JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have rights proportionate to full shares. Expenses of MFIT, MFG or JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its Board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan. On certain matters, such as the election of Trustees, shares of all series and classes vote together, to the extent required by the 1940 Act. None of MFIT, MFG or JPMIF are required to hold regular annual meetings of shareholders but each may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of MFIT, MFG or JPMIF.

SHAREHOLDER VOTING RIGHTS

    With respect to all matters submitted to a vote of shareholders, a shareholder of either of MFIT and MFG are entitled to the number of votes (or "voting shares") equal to the number of shares owned by such Shareholder on the record date. With respect to all matters submitted to a vote of Surviving Fund Shareholders, each Surviving Fund Shareholder is entitled to voting shares equal to the product of the number of shares owned by such shareholder at the close of business on November 21, 2002, the record date, multiplied by the NAV on the record date.

    A vacancy in the Board of Trustees of MFIT, MFG or JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of voting shares representing two-thirds of the outstanding voting shares of each portfolio of that trust. A meeting of shareholders of of any of MFIT, MFG or JPMIF shall be held upon the written request of the holders of voting shares of such trust representing not less than 10% of the outstanding voting shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

    Under Massachusetts law, shareholders of MFIT, MFG or JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFIT, MFG and JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFIT, MFG and JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust's property, Trustees, officers, employees, agents and, in the case of JPMIF, its shareholders, covering possible tort and other liabilities. Thus, with regard to JPMIF and, therefore, the Surviving Fund, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance exists and the trust itself is unable to meet its obligations.

LIABILITY OF TRUSTEES

    Under the Declaration of Trust of each of MFIT, MFG and JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Subject to the previous sentence, under the Declaration of Trust of each of MFIT, MFG and JPMIF, a Trustee or officer will generally be indemnified (in the case of JPMIF, to the fullest extent permitted by law) against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person's being or having been a Trustee or an officer and against amounts paid or incurred by such person in the settlement thereof.

    The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFIT, MFG and JPMIF are available without charge upon written request to that trust.

       INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

    As noted above, the assets of each of the Merging Funds are managed by JPMFAM (USA) pursuant to separate Advisory Agreements between JPMFAM (USA) and each of MFIT and MFG. The assets of the Surviving Fund are managed by JPMIM pursuant to an Advisory Agreement between JPMIM and JPMIF. JPMIM is responsible for the day-to-day management of the Surviving Fund's assets. Following the Reorganizations, JPMIM will continue to be responsible for the day-to-day management of the Surviving Fund's assets.

DESCRIPTION OF JPMIM AND THE ADVISORY AGREEMENT WITH THE SURVIVING FUND

    JPMIM is a wholly-owned subsidiary of J.P. Morgan Chase & Co. incorporated under the laws of Delaware. JPMIM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. JPMIM, a registered investment adviser, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. As of September 30, 2002, JPMIM and certain of its affiliates provided investment management services with respect to assets of approximately $492.5 billion.

    Under the Advisory Agreement with the Surviving Fund, JPMIM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMIM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. The services provided to the Surviving

Fund by JPMIM are substantially similar to the services currently provided to the Merging Funds by JPMFAM (USA).

    EXPENSES AND MANAGEMENT FEES. The Advisory Agreement currently provides that the Surviving Fund will pay JPMIM a monthly management fee based upon the average daily net assets of the Surviving Fund. The annual rate of this management fee is, and for the most recent fiscal year was, 0.40%. The Core Equity Fund currently pays, and for the most recent fiscal year paid, 0.50% of average daily net assets to JPMFAM (USA) for its advisory services and the Focus Fund currently pays, and for the most recent fiscal year paid, 0.40% of average daily net assets to JPMFAM (USA) for its advisory services. Subject to consummation of either Reorganization, JPMIM will continue to receive the management fee it currently receives from the Surviving Fund at the Effective Time of the Reorganization. JPMorgan Chase Bank has contractually agreed to cap the total expense ratio following the proposed Reorganizations of Class A, Class B, Class C and Select Class Shares at 1.05%, 1.75%, 1.75% and 0.79%, respectively, of its average daily net assets following consummation of the Reorganization through April 30, 2005 with respect to Class A and Select Class Shares and April 30, 2004 with respect to the Class B and Class C Shares. Other service providers to the Surviving Fund may waive fees from time to time.

    Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to: taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMIM or any of its affiliates); fees payable to the Commission; state securities fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing Surviving Fund Shareholders; management and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions in connection with the purchase or sale of portfolio securities.

    LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMIM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by JPMIF or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

    DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of JPMIF or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the JPMIF Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMIM, and by JPMIM on 90 days' written notice to JPMIF.

PORTFOLIO MANAGERS

    The portfolio management team for the Surviving Fund is comprised of a team of research analysts who select stocks in their respective sectors using the investment process described herein. Jonathan N. Golub and Susan Bao, Vice President of JPMIM and CFA, are responsible for overseeing and managing the cash flows of the portfolio. Ms. Bao has been at JPMIM or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. An employee of JPMIM since 2001, Mr. Golub is responsible for product management and client servicing across all equity products. Prior to joining JPMIM, Mr. Golub led the consultant relations at Scudder Kemper Investment and Chancellor LGT.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    JPMIM places orders for the Surviving Fund for all purchases and sales of portfolio securities, enters into repurchase agreements and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Surviving Fund. Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    Portfolio transactions for the Surviving Fund will be undertaken principally to accomplish the Surviving Fund's investment objective. The Surviving Fund may engage in short-term trading consistent with its objectives.

    In connection with portfolio transactions, JPMIM intends to seek best execution on a competitive basis for both purchases and sales of securities. JPMIM considers a number of factors in selecting a broker, including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. Research services provided by brokers to which JPMIM has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, strategic services, quantitative data and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all of JPMIM's clients and not solely or necessarily for the benefit of the Surviving Fund. JPMIM believes that the value of the research services received is not determinable and does not significantly reduce its expenses. The Surviving Fund does not reduce the fee it pays to JPMIM by any amount that might be attributable to the value of such services.

    Subject to the overriding objective of obtaining the best execution of orders, JPMIM may allocate a portion of the Surviving Fund's brokerage transactions to affiliates of JPMIM. Under the 1940 Act, persons affiliated with the Surviving Fund and persons who are affiliated with such persons are prohibited from dealing with the Surviving Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. However, affiliated persons of the Surviving Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Surviving Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMIM or an affiliate is a member or in a private placement in which JPMIM or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that comply with rules adopted by the Commission and with interpretations by the Commission's staff.

    Investment decisions made by JPMIM are the product of many factors in addition to basic suitability for the particular fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Surviving Fund may only sell a security to other portfolios or accounts managed by JPMIM or its affiliates in accordance with procedures adopted by the Trustees.

    It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when JPMIM deems the purchase or sale of a security to be in the best interests of the Surviving Fund, as well as other clients including other funds, JPMIM, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Surviving Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by JPMIM in the manner it considers to be most equitable and consistent with JPMIM's fiduciary obligations to the Surviving Fund. In some instances, this procedure might adversely affect the Surviving Fund.

INDEPENDENT ACCOUNTANTS

    PricewaterhouseCoopers LLP serves as the Merging Funds' and the Surviving Fund's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFIT, MFG or JPMIF engages it to do so.

    AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audits of the Merging Funds for the last fiscal year ended were $37,000.

    FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Funds, the Surviving Fund, JPMIM, JPMorgan Chase Bank and JPMorgan Chase Bank's affiliates that provide services to the Funds for the calendar year ended December 31, 2001 were approximately $10.9 million.

    ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Funds, the Surviving Fund, JPMorgan Chase Bank and JPMorgan Chase Bank's affiliates that provide services to the Funds for the calendar year ended December 31, 2001 were approximately $75 million.

    This amount came from services provided to JPMorgan Chase Bank and JPMorgan Chase Bank's affiliates and was composed of:

Audit-related services:                             $28.8 million
Tax services:                                       $13.0 million
Other consulting services:                          $33.2 million

    The audit-related services primarily involved services related to Commission filings, internal control related reviews, regulatory and accounting matters, statutory financial statement audits of consolidated subsidiaries and non-consolidated affiliates, other attestation work and SAS 70 reviews. This work is closely aligned with and in many respects an integral component of the audit of JPMorgan Chase Bank's consolidated financial statements.

    The tax services primarily involved assistance with tax return compliance for both JPMorgan Chase Bank and third party entitites, as well as advice on areas such as depreciation and valuation methods.

    The services provided for financial information systems design and implementation and substantially all of the services reflected in the item "other consulting services" were performed during 2001 by employees of PricewaterhouseCoopers Consulting for JPMorgan Chase Bank and its affiliates.

    The financial information systems design and implementation services were to assist JPMorgan Chase Bank with a multi-year undertaking that has been performed under JPMorgan Chase Bank's direct supervision and control, and involves implementation of new human resources systems. The other consulting services related primarily to assistance with JPMorgan Chase Bank merger related integration and securities law compliance activities, all of which are now substantially complete.

    The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP and has concluded that it is.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

    This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by each of the MFIT and MFG Boards for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. MFIT's and MFG's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition, MFIT and MFG have retained the services of D.F. King and Co., Inc., professional solicitors, to aid in the solicitation of proxies for a fee to be borne by JPMorgan Chase Bank or one of its affiliates. See "--Expenses of Proxy Soliciation." It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of MFIT and MFG to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to MFIT or MFG, respectively, a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

    Only shareholders of the Merging Funds of record at the close of business on November 21, 2002 will be entitled to vote at the Meeting. On that date, there
were outstanding and entitled to be voted           Class A,           Class B,
          Class C and           Select Class Shares of Core Equity Fund and
          Class A,           Class B,           Class C and           Select
Class Shares of Focus Fund. Each Merging Fund Shareholder is entitled to the number of votes equal to the number of shares owned by that Merging Fund Shareholder on the record date.

    The presence in person or by proxy of shareholders that own a majority of each of the outstanding Merging Funds voting shares will constitute a quorum for purposes of transacting all business of each of the Merging Funds at the Meeting. If a quorum of the applicable Merging Fund is not present at the Meeting, sufficient votes in favor of the applicable Proposal are not received by the time scheduled for the Meeting or the shareholders of the respective Merging Funds determine to adjourn the Meeting for any other reason, the shareholders of the respective Merging Funds present (in person or represented by proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the shareholders of the applicable Merging Funds holding a majority of the relevant Merging Funds voting shares present (in person or represented by proxy) at the Meeting. The persons named in the proxy will vote in favor of such adjournment those Merging Funds voting shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient of each Merging Fund's voting shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the voting shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

PROXIES

    All of each Merging Fund's voting shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a shareholder of either of the Merging Funds specifies how the proxy is to be voted on the Proposal, it will be voted in accordance with such specifications. If a shareholder of either of the Merging Funds returns its proxy but no direction is made on the proxy, the proxy will be voted FOR the applicable Proposal described in this Combined Prospectus/Proxy Statement. The shareholders of either of the Merging Funds voting to ABSTAIN on the Proposal will be treated under applicable law as present for purposes of achieving a quorum and in determining the votes cast on the applicable Proposal, but not as having voted FOR (and therefore will have the effect of a vote against) the applicable Proposal. A properly signed proxy on which a broker has indicated that it has no authority to vote on the applicable Proposal on behalf of the beneficial owner will be treated as present for purposes of achieving a quorum but under applicable law will not be counted in determining the votes cast on (and therefore will have the effect of a vote against) the applicable Proposal.

    A proxy granted by any shareholder of either of the Merging Funds may be revoked by such Merging Fund Shareholder any time prior to its use by written notice to MFIT or MFG respectively, by submission of a later dated proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

    JPMorgan Chase Bank or one of its affiliates, and not the Merging Funds or the Surviving Fund (or shareholders of any Fund), will pay the cost of the preparation, printing and mailing to Merging Fund Shareholders of the Combined Prospectus/Proxy Statement, accompanying Notice of Meeting, form of proxy and any supplementary solicitation of the Merging Fund Shareholders.

    It is expected that the cost of retaining D.F. King & Co., Inc., to assist in the proxy solicitation process for the fund complex will not exceed approximately $30,000 in addition to expenses, which cost will be borne by JPMorgan Chase Bank or one of its affiliates.

INTERESTED PARTIES

    On the record date, the Trustees and officers of each of MFIT and MFG, as a group, owned less than 1% of the outstanding shares of the respective Merging Funds. On the record date, the name, address and share ownership of the persons who owned beneficially or of record more than 5% of the shares of any class of either Merging Fund and the percentage of the Surviving Fund that would be owned by such persons upon consummation of both of the Reorganizations based upon their holdings on the record date were as follows:

                                CORE EQUITY FUND

                                                                              PERCENTAGE OF
                                         AMOUNT        PERCENTAGE OF      SURVIVING FUND OWNED
                                       OF SHARES     MERGING FUND OWNED     UPON CONSUMMATION
         NAME AND ADDRESS                OWNED         ON RECORD DATE    OF BOTH REORGANIZATIONS
-----------------------------------  --------------  ------------------  -----------------------

                                   FOCUS FUND

                                                                              PERCENTAGE OF
                                         AMOUNT        PERCENTAGE OF      SURVIVING FUND OWNED
                                       OF SHARES     MERGING FUND OWNED     UPON CONSUMMATION
         NAME AND ADDRESS                OWNED         ON RECORD DATE    OF BOTH REORGANIZATIONS
-----------------------------------  --------------  ------------------  -----------------------

    On the record date, the Trustees and officers of JPMIF, as a group, owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name and address and share ownership of the persons who owned beneficially or of record more than 5% of any class of shares of the Surviving Fund and the percentage of shares of the Surviving Fund that would be owned by such person upon consummation of both of the Reorganizations based upon their holdings on the record date were as follows:

                                 SURVIVING FUND

                                                                                   PERCENTAGE OF
                                           AMOUNT          PERCENTAGE OF       SURVIVING FUND OWNED
                                          OF SHARES     SURVIVING FUND OWNED     UPON CONSUMMATION
           NAME AND ADDRESS                 OWNED          ON RECORD DATE     OF BOTH REORGANIZATIONS
  -----------------------------------  ---------------  --------------------  -----------------------

PROPOSALS TO BE SUBMITTED BY SHAREHOLDERS

    Neither of the Merging Funds generally holds an annual meeting of Merging Fund Shareholders. Merging Fund Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders' meeting should send their written proposals to the Secretary of the applicable Merging Fund at the address set forth on the cover of this Combined Prospectus/Proxy Statement.

                   ADDITIONAL INFORMATION ABOUT MFIT AND MFG

    Additional information about the Merging Funds is included in the Statement of Additional Information related to this Combined Prospectus/Proxy Statement which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional Information related to this Combined Prospectus/Proxy Statement may be obtained without charge by calling 1-800-348-4782. MFIT and MFG are subject to the requirements of the 1940 Act and, in accordance with such requirements, file reports, proxy materials and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard,
Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 and are also available on the Commission's web site at http://www.sec.gov.

                       ADDITIONAL INFORMATION ABOUT JPMIF

    Additional information about the Surviving Fund is included in the Statement of Additional Information related to this Combined Prospectus/Proxy Statement which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional Information related to this Combined Prospectus/Proxy Statement may be obtained without charge by calling 1-800-348-4782. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports, proxy materials and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and

Exchange Commission, Washington, D.C. 20549 and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

    The audited financial highlights, financial statements and notes thereto of each of the Core Equity Fund and the Surviving Fund for the fiscal year ended December 31, 2001 and the Focus Fund for the fiscal year ended October 31, 2001 are incorporated by reference into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements and notes thereto, as applicable, of each of the Merging Funds and the Surviving Fund have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

    The unaudited financial highlights, financial statements and notes thereto of each of the Core Equity Fund and the Surviving Fund for the fiscal period ended June 30, 2002, and the Focus Fund for the fiscal period ended April 30, 2002, are incorporated by reference into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS

    Each of the MFIT and MFG Boards knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of each of the MFIT and MFG Boards that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the best judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

    None of MFIT, MFG or JPMIF is involved in any litigation that would have any material adverse effect upon either Merging Fund or the Surviving Fund.

                       MERGING FUND SHAREHOLDER INQUIRIES

    Merging Fund Shareholder inquiries may be addressed to MFIT and MFG respectively in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-348-4782.

                                     * * *

     MERGING FUND SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Plan") made this 25th day of October, 2002 by and among Mutual Fund Investment Trust (the "Transferor Trust"), a Massachusetts business trust, on behalf of the JPMorgan Core Equity Fund (the "Transferor Portfolio"), J.P. Morgan Institutional Funds (the "Acquiring Trust"), a Massachusetts business trust, on behalf of the JPMorgan U.S. Equity Fund (the "Acquiring Portfolio") and JPMorgan Chase Bank.

    This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code").

    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, respectively, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, respectively, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares;

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

    (a) PLAN OF REORGANIZATION.

      (i) The Transferor Trust on behalf of the Transferor Portfolio will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization, as defined in
Section 1(b)(i) hereof, all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional Acquiring Portfolio Shares equal to that number of full and fractional Acquiring Portfolio Shares as determined by the parties in accordance with Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Class A share class in exchange for Class A shares of the Transferor Portfolio, the Class B share class in exchange for Class B shares of the Transferor Portfolio, the Class C share class in exchange for Class C shares of the Transferor Portfolio and the Select
Class share class in exchange for Select Class shares of the Transferor Portfolio. Any shares of beneficial interest of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization as defined shall thereupon be retired. Such transactions shall take place on the Exchange Date, as defined in
Section 1(b)(i) hereof.

      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by the Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the Transferor Portfolio Shares held by the Transferor Portfolio Shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. All issued and outstanding Transferor Portfolio Shares will simultaneously be cancelled on the books of the Transferor Portfolio, although any outstanding share certificates representing interests in the Transferor Portfolio will represent a number of Acquiring Portfolio Shares after the Effective

Time of the Reorganization as determined in accordance with Section 1(c). The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

      (iv) After the Effective Time of the Reorganization, the Acquiring Portfolio will continue offering Class A, Class B, Class C and Select Class Shares.

      (v) Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than that of the registered holder of the Transferor Portfolio Shares on the books of the Transferor Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

      (vi) Any reporting responsibility of the Transferor Portfolio is and shall remain the responsibility of the Transferor Portfolio up to and including the Effective Time of the Reorganization and such later date on which the Transferor Portfolio is terminated.

    (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on or about March 31, 2003 or such other date as is agreed to by the parties (the "Exchange Date").

      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by JPMorgan Chase Bank to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c) VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefor shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by JPMorgan Chase Bank in the manner set forth in the Acquiring Trust's then current prospectus or statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by JPMorgan Chase Bank by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets to be valued in the manner set forth in the Transferor Trust's then current prospectus or statement of additional information.

      (ii) The number of Class A shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Class A shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Class A shares by the net asset value per share of the Class A shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of Class B shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Class B shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Class B shares by the net asset value per share of the Class B shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of

Class C shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Class C shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Class C shares by the net asset value per share of the Class C shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of Select
Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Select
Class shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its Select
Class shares by the net asset value per share of the Select Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

      (iii) All computations of value under this Plan shall be made by JPMorgan Chase Bank in accordance with its regular practice as custodian and pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and, as of the Exchange Date, will have good and marketable title to its assets.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission (the "Commission"), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act"), the Act and the rules and regulations of the Commission thereunder, and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of June 30, 2002 there were outstanding _ Acquiring Portfolio Shares, and no such shares were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of a trust portfolio could, under certain circumstances, be held personally liable for the obligations of such trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding Acquiring Portfolio Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended December 31, 2001, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"), consistently applied. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the six month fiscal period ended
June 30, 2002 fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of a trust portfolio could, under certain circumstances, be held personally liable for the obligations of such trust portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees, and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. Accordingly, this Plan constitutes a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to June 30, 2002 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

    (i) NO MATERIAL ADVERSE CHANGE. Since June 30, 2002, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

    (k) NO CONFLICTS. The Acquiring Portfolio is not, and the execution, delivery and performance of this Plan will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Portfolio to which the Acquiring Portfolio is a party or by which it is bound.

    (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, all other income tax returns, dividend reporting forms and other tax related reports required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. For each taxable year of its operation (including the taxable year ending on the Exchange Date), the Acquiring Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code,and intends to continue to so qualify and be eligible.

    (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio Shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and, as of the Exchange Date, will have good and marketable title to its assets.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act, the Act and the rules and regulations of the Commission thereunder,and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of June 30, 2002 there
were outstanding    Transferor Portfolio Shares, and no such shares were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a trust portfolio could, under certain circumstances, be held personally liable for the obligations of such trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio Shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio Shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any Transferor Portfolio Shares (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the issued and outstanding Transferor Portfolio Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio for the fiscal year ended December 31, 2001 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP, consistently applied. The financial statements of the Transferor Trust with respect to the Transferor Portfolio for the six month fiscal period ended June 30, 2002 fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. Accordingly, this Plan constitutes a valid and binding obligation of the Transferor Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's financial statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to June 30, 2002 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

      (h) NO MATERIAL ADVERSE CHANGE. Since June 30, 2002, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

      (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

      (j) NO CONFLICTS. The Transferor Portfolio is not, and the execution, delivery and performance of this Plan will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Transferor Portfolio to which the Transferor Portfolio is a party or by which it is bound.

      (k) TAXES. The Transferor Portfolio will file its final federal and other tax returns for the period ending on the Exchange Date in accordance with the Code. All other federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, all other income tax returns, dividend reporting forms, and other tax related reports required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. For each taxable year of its operation (including the taxable year ending on the Exchange Date), the Transferor Portfolio has met the requirements of Subchapter M of the Code for qualifications as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to continue to so qualify and be eligible until the Effective Time of the Reorganization. The Transferor Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that have accrued through the Exchange Date, and before the Exchange Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Exchange Date.

      (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio Shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and a prospectus (the "Prospectus") which will include the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio Shareholders referred to in
Section 5(a) herein. At the time the Registration Statement becomes effective and at the Effective Time of the Reorganization, the Registration Statement
(i) complies or will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio Shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio Shareholders in connection with the meeting of the Transferor Portfolio Shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

5. COVENANTS OF THE TRANSFEROR TRUST

The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the Transferor Portfolio Shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books and records maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (the "Schedule") showing the tax basis of such securities by lot and the holding periods of such securities. All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective and at the Effective Time of the Reorganization, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio Shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Acquiring Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Trust for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

    (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare and furnish to the Acquiring Trust, on behalf of the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the Transferor Portfolio Shares entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties of the Acquiring Trust contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)), in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since June 30, 2002.

    (c) REGULATORY APPROVAL. (i) The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act suspending effectiveness thereof shall have been issued, and to the best knowledge of the Transferor Trust, no investigation or proceeding for that purpose has been instituted or is pending, threatened or contemplated under the Securities Act and (ii) all other approvals, registrations, consents, orders, permits and exemptions under federal, state and local laws and regulations (collectively, the "Regulatory Approvals") deemed necessary by the Acquiring Portfolio or the Transferor Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such Regulatory Approval would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Transferor Portfolio.

    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Sullivan & Cromwell, dated on or before the Exchange Date, addressed to the Transferor Trust and the Acquiring Trust, substantially to the effect that, (based upon certain facts, qualifications, representations and assumptions) for federal income tax purposes: (i) the Reorganization will qualify as a tax-free reorganization and the Transferor Portfolio and the Acquiring Portfolio will each be a "party to a reorganization" within the meaning of the Code; and
(ii) no gain or loss will be recognized by Transferor Portfolio Shareholders on the conversion of Transferor Portfolio Shares into Acquiring Portfolio Shares (the "Tax Opinion"). The delivery of the Tax Opinion is conditioned upon receipt by Sullivan & Cromwell of representations it shall request of the Transferor Trust.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties of the Transferor Trust contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since June 30, 2002.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Investment Management Inc. ("JPMIM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained except where failure to obtain any such Regulatory Approval would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Transferor Portfolio.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the the Transferor Portfolio Shareholders all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in
Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f) TAX OPINION. The Acquiring Trust shall have received the Tax Opinion. The delivery of the Tax Opinion is conditioned upon receipt by Sullivan & Cromwell of representations it shall request of the Acquiring Trust.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

    (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan at any time before or after Transferor Shareholder Approval, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in
Sections 6(c) , 6(d), 7(d) and 7(f) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio, without liability for damages on the part of the Transferor Trust, the Transferor Portfolio or their respective Trustees or officers, at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMIM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after Transferor Shareholder Approval,, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio, without liability for damages on the part of the Acquiring Trust, the Acquiring Portfolio or their respective Trustees or officers, at any time prior to the

Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after Transferor Shareholder Approval, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (e) SURVIVAL. No covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization. The representations and warranties contained herein shall survive consummation of the Reorganization.

9. EXPENSES

    The administrative expenses of the Reorganization will be borne by JPMorgan Chase Bank or one of its affiliates. Such expenses include, without limitation:
(i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement, including the Prospectus; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization;
(iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and
(viii) costs relating to the solicitation of proxies for Transferor Shareholder Approval of the Reorganization. In addition, J.P. Morgan Chase Bank will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Class A, Class B, Class C and Select Class Shares of the Acquiring Portfolio are not higher than those as set forth in the Registration Statement following the consummation of the Reorganization through April 30, 2005 with respect to Class A and Select
Class shares and April 30, 2004 with respect to Class B and Class C Shares.

10. NOTICES

    Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Transferor Trust (for itself or on behalf of the Transferor
Portfolio):

522 Fifth Avenue
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

522 Fifth Avenue
New York, NY 10036
with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the adviser of the Transferor Trust:

522 Fifth Avenue
New York, NY 10036

if to the adviser of the Acquiring Trust:

522 Fifth Avenue
New York, NY 10036

if to JPMorgan Chase Bank:

522 Fifth Avenue
New York, NY 10036

11. RELIANCE

    All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

    (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

    (c) This Plan shall be governed by and construed in accordance with the laws of the State of New York.

    (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any such party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

    (e) The name "Mutual Fund Investment Trust" is the designation of its Board of Trustees under a Declaration of Trust dated September 19, 1997, as amended, and it is expressly agreed that the parties hereto must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trust's Trustees, officers, agents or shareholders assumes any personal liability for obligations assumed by the Transferor Trust herein. The parties hereto expressly agree that no series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

    (f) The name "J.P. Morgan Institutional Funds" is the designation of its Board of Trustees under a Declaration of Trust dated November 4, 1992, as amended, and it is expressly agreed that the parties hereto must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trust's Trustees, officers, agents or shareholders assumes any personal liability for obligations assumed by the Acquiring Trust herein. The parties hereto expressly agree that no series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

    (g) It is expressly agreed that the obligations of the Transferor Trust in respect of the Transferor Portfolio shall not be binding upon any Trustees, shareholders, nominees, officers, agents or employees personally, but bind only the trust property of the Transferor Trust as provided in the Declaration of Trust of the Transferor Trust. Neither the authorization by the Trustees of this Plan nor the execution and delivery of this Plan by authorized officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Transferor Trust as provided in the Transferor Trust's Declaration of Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of JPMorgan U.S. Equity Fund
                                                   By:  --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

                                                   MUTUAL FUND INVESTMENT TRUST

                                                   on behalf of JPMorgan Core Equity Fund
                                                   By:  --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

Agreed and acknowledged with respect to
Section 9:

JPMORGAN CHASE BANK
By:  --------------------------------------------
     Name: David Wezdenko
     Title: Managing Director

                                   APPENDIX B
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Plan") made this 25th day of October, 2002 by and among Mutual Fund Group (the "Transferor Trust"), a Massachusetts business trust, on behalf of the JPMorgan Focus Fund (the "Transferor Portfolio"), J.P. Morgan Institutional Funds (the "Acquiring Trust"), a Massachusetts business trust, on behalf of the JPMorgan U.S. Equity Fund (the "Acquiring Portfolio") and JPMorgan Chase Bank.

    This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code").

    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, respectively, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, respectively, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares;

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

    (a) PLAN OF REORGANIZATION.

      (i) The Transferor Trust on behalf of the Transferor Portfolio will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization, as defined in
Section 1(b)(i) hereof, all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional Acquiring Portfolio Shares equal to that number of full and fractional Acquiring Portfolio Shares as determined by the parties in accordance with Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Class A share class in exchange for Class A shares of the Transferor Portfolio, the Class B share class in exchange for Class B shares of the Transferor Portfolio, the Class C share class in exchange for Class C shares of the Transferor Portfolio and the Select
Class share class in exchange for Select Class shares of the Transferor Portfolio. Any shares of beneficial interest of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the Exchange Date, as defined in
Section 1(b)(i) hereof.

      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by the Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the Transferor Portfolio Shares held by the Transferor Portfolio Shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. All issued and outstanding Transferor Portfolio Shares will simultaneously be cancelled on the books of the Transferor Portfolio, although any outstanding share certificates representing interests in the Transferor Portfolio will represent a number of Acquiring Portfolio Shares after the Effective

Time of the Reorganization as determined in accordance with Section 1(c). The Acquiring Portfolio will not issue certificates representing the Acquiring
Portfolio Shares in connection with such exchange.       (iii) As soon as
practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

      (iv) After the Effective Time of the Reorganization, the Acquiring Portfolio will continue offering Class A, Class B, Class C and Select Class Shares.

      (v) Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than that of the registered holder of the Transferor Portfolio Shares on the books of the Transferor Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

      (vi) Any reporting responsibility of the Transferor Portfolio is and shall remain the responsibility of the Transferor Portfolio up to and including the Effective Time of the Reorganization and such later date on which the Transferor Portfolio is terminated.

    (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on or about March 31, 2003 or such other date as is agreed to by the parties (the "Exchange Date").

      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by JPMorgan Chase Bank to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c) VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefor shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by JPMorgan Chase Bank in the manner set forth in the Acquiring Trust's then current prospectus or statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by JPMorgan Chase Bank by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets to be valued in the manner set forth in the Transferor Trust's then current prospectus or statement of additional information.

      (ii) The number of Class A shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Class A shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Class A shares by the net asset value per share of the Class A shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of Class B shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Class B shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Class B shares by the net asset value per share of the Class B shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of

Class C shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Class C shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Class C shares by the net asset value per share of the Class C shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of Select
Class Shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Select
Class shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its Select
Class shares by the net asset value per share of the Select Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

      (iii) All computations of value under this Plan shall be made by JPMorgan Chase Bank in accordance with its regular practice as custodian and pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and, as of the Exchange Date, will have good and marketable title to its assets.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission (the "Commission"), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act"), the Act and the rules and regulations of the Commission thereunder, and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of June 30, 2002 there
were outstanding       Acquiring Portfolio Shares, and no such shares were held
in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of a trust portfolio could, under certain circumstances, be held personally liable for the obligations of such trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding Acquiring Portfolio Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended December 31, 2001, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"), consistently applied. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the six month fiscal period ended
April 30, 2002 fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such trust portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees, and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. Accordingly, this Plan constitutes a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to June 30, 2002 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

      (i) NO MATERIAL ADVERSE CHANGE. Since June 30, 2002, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

      (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

      (k) NO CONFLICTS. The Acquiring Portfolio is not, and the execution, delivery and performance of this Plan will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Portfolio to which the Acquiring Portfolio is a party or by which it is bound.

      (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, all other income tax returns, dividend reporting forms, and other tax related reports required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. For each taxable year of its operation (including the taxable year ending on the Exchange Date), the Acquiring Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code,and intends to continue to so qualify and be eligible.

      (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio Shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and, as of the Exchange Date, will have good and marketable title to its assets.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act, the Act and the rules and regulations of the Commission thereunder,and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of June 30, 2002 there
were outstanding        Transferor Portfolio Shares, and no such shares were
held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a trust portfolio could, under certain circumstances, be held personally liable for the obligations of such trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio Shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio Shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any Transferor Portfolio Shares (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the issued and outstanding Transferor Portfolio Shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio for the fiscal year ended October 31, 2001 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP, consistently applied. The financial statements of the Transferor Trust with respect to the Transferor Portfolio for the six month fiscal period ended April 30, 2002 fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. Accordingly, this Plan constitutes a valid and binding obligation of the Transferor Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's financial statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to April 30, 2002 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

    (h) NO MATERIAL ADVERSE CHANGE. Since April 30, 2002, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

    (j) NO CONFLICTS. The Transferor Portfolio is not, and the execution, delivery and performance of this Plan will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Transferor Portfolio to which the Transferor Portfolio is a party or by which it is bound.

    (k) TAXES. The Transferor Portfolio will file its final federal and other tax returns for the period ending on the Exchange Date in accordance with the Code. All other federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, all other income tax returns, dividend reporting forms, and other tax related reports required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. For each taxable year of its operation (including the taxable year ending on the Exchange Date), the Transferor Portfolio has met the requirements of Subchapter M of the Code for qualifications as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to continue to so qualify and be eligible until the Effective Time of the Reorganization. The Transferor Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that have accrued through the Exchange Date, and before the Exchange Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Exchange Date.

    (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio Shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and a prospectus (the "Prospectus") which will include the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio Shareholders referred to in
Section 5(a) herein. At the time the Registration Statement becomes effective and at the Effective Time of the Reorganization, the Registration Statement
(i) complies or will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio Shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio Shareholders in connection with the meeting of the Transferor Portfolio Shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

5. COVENANTS OF THE TRANSFEROR TRUST

The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the Transferor Portfolio Shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books and records maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (the "Schedule") showing the tax basis of such securities by lot and the holding periods of such securities. All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective and at the Effective Time of the Reorganization, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio Shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Acquiring Trust, insofar as they relate to the Transferor

Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Trust for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this
Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

    (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare and furnish to the Acquiring Trust, on behalf of the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the Transferor Portfolio Shares entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties of the Acquiring Trust contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)), in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since June 30, 2002.

    (c) REGULATORY APPROVAL. (i) The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act suspending effectiveness thereof shall have been issued, and to the best knowledge of the Transferor Trust, no investigation or proceeding for that purpose has been instituted or is pending, threatened or contemplated under the Securities Act and (ii) all other approvals, registrations, consents, orders, permits and exemptions under federal, state and local laws and regulations (collectively, the "Regulatory Approvals") deemed necessary by the Acquiring Portfolio or the Transferor Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such Regulatory Approval would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Transferor Portfolio.

    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Sullivan & Cromwell, dated on or before the Exchange Date, addressed to the Transferor Trust and the Acquiring Trust, substantially to the effect that, (based upon certain facts, qualifications, representations and assumptions) for federal income tax purposes: (i) the Reorganization will qualify as a tax-free reorganization and the Transferor Portfolio and the Acquiring Portfolio will each be a "party to a reorganization" within the meaning of the Code; as amended: and (ii) no gain or loss will be recognized by Transferor Portfolio Shareholders on the conversion of Transferor Portfolio Shares into Acquiring Portfolio Shares (the "Tax Opinion"). The delivery of the Tax Opinion is conditioned upon receipt by Sullivan & Cromwell of representations it shall request of the Transferor Trust.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties of the Transferor Trust contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since April 30, 2002.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Investment Management Inc. ("JPMIM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained except where failure to obtain any such Regulatory Approval would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Transferor Portfolio.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the Transferor Portfolio Shareholders all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in
Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f) TAX OPINION. The Acquiring Trust shall have received the Tax Opinion. The delivery of the Tax Opinion is conditioned upon receipt by Sullivan & Cromwell of representations it shall request of the Acquiring Trust.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

    (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan at any time before or after Transferor Shareholder Approval, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in
Sections 6(c) , 6(d), 7(d) and 7(f) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio, without liability for damages on the part of the Transferor Trust, the Transferor Portfolio or their respective Trustees or officers, at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMIM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after Transferor Shareholder Approval,, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio, without liability for damages on the part of the Acquiring Trust, the Acquiring Portfolio or their respective Trustees or officers, at any time prior to the

Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after Transferor Shareholder Approval, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (e) SURVIVAL. No covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization. The representations and warranties contained herein shall survive consummation of the Reorganization.

9. EXPENSES

    The administrative expenses of the Reorganization will be borne by JPMorgan Chase Bank or one of its affiliates. Such expenses include, without limitation:
(i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement, including the Prospectus; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization;
(iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and
(viii) costs relating to the solicitation of proxies for Transferor Shareholder Approval of the Reorganization. In addition, J.P. Morgan Chase Bank will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Class A, Class B, Class C and Select Class Shares of the Acquiring Portfolio are not higher than those as set forth in the Registration Statement through April 30, 2005 with respect to Class A and Select Class shares and April 30, 2004 with respect to Class B and Class C Shares.

10. NOTICES

    Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Transferor Trust (for itself or on behalf of the Transferor
Portfolio):

522 Fifth Avenue
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

522 Fifth Avenue
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the adviser of the Transferor Trust:

522 Fifth Avenue
New York, NY 10036
if to the adviser of the Acquiring Trust:

522 Fifth Avenue
New York, NY 10036

if to JPMorgan Chase Bank:

522 Fifth Avenue
New York, NY 10036

11. RELIANCE

    All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

    (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

    (c) This Plan shall be governed by and construed in accordance with the laws of the State of New York.

    (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any such party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

    (e) The name "Mutual Fund Group" is the designation of its Board of Trustees under a Declaration of Trust dated May 11, 1987, as amended, and it is expressly agreed that the parties hereto must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trust's Trustees, officers, agents or shareholders assumes any personal liability for obligations assumed by the Transferor Trust herein. The parties hereto expressly agree that no series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

    (f) The name "J.P. Morgan Institutional Funds" is the designation of its Board of Trustees under a Declaration of Trust dated November 4, 1992, as amended, and it is expressly agreed that the parties hereto must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trust's Trustees, officers, agents or shareholders assumes any personal liability for obligations assumed by the Acquiring Trust herein. The parties hereto expressly agree that no series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

    (g) It is expressly agreed that the obligations of the Transferor Trust in respect of the Transferor Portfolio shall not be binding upon any Trustees, shareholders, nominees, officers, agents or employees personally, but bind only the trust property of the Transferor Trust as provided in the Declaration of Trust of the Transferor Trust. Neither the authorization by the Trustees of this Plan nor the execution and delivery of this Plan by authorized officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Transferor Trust as provided in the Transferor Trust's Declaration of Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of JPMorgan U.S. Equity Fund

                                                   By:
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

                                                   MUTUAL FUND GROUP

                                                   on behalf of JPMorgan Focus Fund

                                                   By:
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

Agreed and acknowledged with respect to
Section 9:

JPMORGAN CHASE BANK

By:
     --------------------------------------------
     Name: David Wezdenko
     Title: Managing Director

                       STATEMENT OF ADDITIONAL INFORMATION
                         J.P. MORGAN INSTITUTIONAL FUNDS
                       (SPECIAL MEETING OF SHAREHOLDERS OF
                           JPMORGAN CORE EQUITY FUND,
                  A SERIES OF MUTUAL FUND INVESTMENT TRUST AND
                              JPMORGAN FOCUS FUND,
                         A SERIES OF MUTUAL FUND GROUP)

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated December ____, 2002 for the Special Meeting of Shareholders of JPMorgan Core Equity
Fund, a series of Mutual Fund Investment Trust ("MFIT) and JPMorgan Focus Fund, a series of Mutual Fund Group ("MFG"), (together the "Merging Funds") to be held on February 13, 2002. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling JPMorgan Core Equity Fund or JPMorgan Focus Fund at 1-800-348-4782.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

     Further information about JPMorgan U.S. Equity Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF") and the Merging Funds is contained in each of JPMIF's, MFIT's and MFG's current Statements of Additional Information each dated May 1, 2002, respectively, which are incorporated herein by reference.

The date of this Statement of Additional Information is December ______, 2002.

                                TABLE OF CONTENTS

                                                                                   Page
General Information                                                                  3
Financial Statements                                                                 4

Pro Forma Combined Schedule of Investments for JPMorgan Core Equity Fund,
JPMorgan Focus Fund and JPMorgan U.S. Equity Fund as of June 30, 2002
(unaudited)                                                                          5

Pro Forma Combined Statement of Assets and Liabilities for JPMorgan Core Equity
Fund, JPMorgan Focus Fund and JPMorgan U.S. Equity Fund as of June 30, 2002
(unaudited)                                                                         21

Pro Forma Combined Statement of Operations for JPMorgan Core Equity Fund,
JPMorgan Focus Fund and JPMorgan U.S. Equity Fund for the twelve months
ended June 30, 2002 (unaudited)                                                     24

Notes to Pro Forma Financial Statements (unaudited)                                 28

Pro Forma Combined Schedule of Investments for JPMorgan Core Equity Fund and
JPMorgan U.S. Equity Fund as of June 30, 2002 (unaudited)                           29

[Pro Forma Combined Statement of Assets and Liabilities for JPMorgan Core Equity
Fund and JPMorgan U.S. Equity Fund as of June 30, 2002 (unaudited)]                 41

Pro Forma Combined Statement of Operations for JPMorgan Core Equity Fund and
JPMorgan U.S. Equity Fund for the twelve months ended June 30, 2002
(unaudited)                                                                         44

Notes to Pro Forma Financial Statements (unaudited)                                 47

Pro Forma Combined Schedule of Investments for JPMorgan Focus Fund and JPMorgan
U.S. Equity Fund as of April 30, 2002 (Focus Fund) and June 30, 2002
(U.S. Equity Fund) (unaudited)                                                      48

Pro Forma Combined Statement of Assets and Liabilities for JPMorgan Focus Fund
and JPMorgan U.S. Equity Fund as of June 30, 2002 (unaudited)                       60


Pro Forma Combined Statement of Operations for JPMorgan Focus Fund and JPMorgan
U.S. Equity Fund for the twelve months ended June 30, 2002 (unaudited)              63

Notes to Pro Forma Financial Statements (Unaudited)                                 66

                               GENERAL INFORMATION

     The shareholders of the Merging Funds are being asked to consider and vote to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of October 25, 2002 by and among MFG and MFIT, on behalf of the Merging Funds, JPMIF, on behalf of the Surviving Fund, and JPMorgan
Chase Bank and the transactions contemplated thereby (together with the Reorganization Plans, the "Proposal"). The Reorganization Plans contemplate the transfer of all of the assets and liabilities of the Merging Funds to the Surviving Fund in exchange for shares issued by the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Funds that are outstanding immediately before the Effective Time of the Reorganization (as defined in the Reorganization Plan).

     Following the exchange, the Merging Funds will make a liquidating distribution of the Surviving Fund shares to its shareholders, so that a holder of Class A Shares in the Merging Funds will receive Class A Shares of equal value in the Surviving Fund, holders of Class B Shares in the Merging Funds will receive Class B Shares of equal value in the Surviving Fund, holders of Class C Shares in the Merging Funds will receive Class C Shares of equal value in the Surviving Fund and holders of Select Class Shares in the Merging Funds will receive Select Class Shares of equal value in the Surviving Fund, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

     A special meeting of shareholders of the Merging Funds to consider the proposals and the related transactions will be held at the offices of J.P. Morgan Chase & Co., 522 Fifth Avenue, 7th floor, New York, NY, on February 13, 2003 at 9:00 a.m. (Eastern time). For further information about the Proposal, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

     The audited financial highlights, financial statements and notes thereto of each of the JPMorgan Focus Fund, the JPMorgan Core Equity Fund and the Surviving Fund contained in their respective Annual Reports dated October 31, 2002, December 31, 2001 and December 31, 2001 respectively, are incorporated by reference into this Statement of Additional Information. The audited financial highlights, financial statements, notes thereto, which appear in each of the Surviving Fund's and the Merging Funds' Annual Report, have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference.

     The unaudited financial highlights, financial statements and notes thereto of the Merging Fund and the Surviving Fund contained in their respective Semi-Annual Reports for the six month period ended April 30, 2002, June 30, 2002 and June 30, 2002, respectively, are incorporated by reference into this Statement of Additional Information.

     Pro forma financial statements which reflects consummation of the Reorganization(s) are included herein.

                                  (UNAUDITED)

JPMORGAN U.S. EQUITY FUND / JPMORGAN CORE EQUITY / FOCUS FUND
PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 2002 (AMOUNTS IN THOUSANDS)
(UNAUDITED)

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN   PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US      FORMA    PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.1%)
AEROSPACE (1.3%)
                           64              64   The Boeing Co.                                                2,898            2,898
            14             44              58   United Technologies                         944               3,001            3,945
                                                                                         -------- -------- --------         --------
                                                                                            944               5,899            6,843
                                                                                         -------- -------- --------         --------
AIRLINES (0.5%)
                           34              34   Delta Air Lines, Inc.                                           680              680
            29             75             104   Southwest Airlines Co.                      464               1,217            1,681
                                                                                         -------- -------- --------         --------
                                                                                            464               1,897            2,361
                                                                                         -------- -------- --------         --------
APPAREL (1.0%)
            16             79              95   Jones Apparel Group, Inc. *                 600               2,976            3,576


                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA-    PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                             31            31   Nike, Inc., Class B                                           1,685            1,685
                                                                                         -------- -------- --------         --------
                                                                                            600               4,661            5,261
                                                                                         -------- -------- --------         --------
AUTOMOTIVE (1.0%)
                             24            24   General Motors Corp.                                          1,304            1,304
          11                 35            46   Johnson Controls, Inc.                      930               2,846            3,776
                                                                                         -------- -------- --------         --------
                                                                                            930               4,150            5,080
                                                                                         -------- -------- --------         --------
BANKING (3.1%)
          32                 80           112   Bank One Corp.                            1,228               3,090            4,318
          80                386           466   U.S. Bancorp                              1,863               9,010           10,873
                    19                     19   Washington Mutual, Inc.                               698                        698
                                                                                         -------- -------- --------         --------
                                                                                          3,091       698    12,100           15,889
                                                                                         -------- -------- --------         --------
BIOTECHNOLOGY
(1.4%)
          23        9       111           143   Amgen, Inc. *                               980       394     4,631            6,005
          21                 76            97   Human Genome Sciences, Inc. *               280               1,018            1,298
                                                                                         -------- -------- --------         --------

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                     JPMORGAN          JPMORGAN   PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US      FORMA    PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          1,260       394     5,649            7,303
                                                                                         -------- -------- --------         --------
BROADCASTING/CABLE (0.5%)
                   12                      12   Brocade Communications Systems, Inc. *                212                        212
                            110           110   Charter Communications, Inc., Class A *                         448              448
                   25                      25   Cisco Systems, Inc.  *                                345                        345
      27                     39            66   Comcast Corp., Class A *                    644                 922            1,566
                                                                                         -------- -------- --------         --------
                                                                                            644       557     1,370            2,571
                                                                                         -------- -------- --------         --------
BUSINESS SERVICES (1.1%)
      54                    209           263   Accenture LTD, Class A (Bermuda) *        1,029               3,973            5,002
      28                                   28   Cendant Corp.                               445                                  445
                                                                                         -------- -------- --------         --------
                                                                                          1,474               3,973            5,447
                                                                                         -------- -------- --------         --------
CHEMICALS (2.2%)

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
          16                 55            71   Eastman Chemical Co.                        741               2,556            3,297
          15                 73            88   Lyondell Chemical Co.                       233               1,108            1,341
                             34            34   PPG Industries, Inc.                                          2,074            2,074
          19                 30            49   Praxair, Inc.                             1,059               1,708            2,767
                             54            54   The Dow Chemical Co.                                          1,860            1,860
                                                                                         -------- -------- --------         --------
                                                                                          2,033               9,306           11,339
                                                                                         -------- -------- --------         --------
COMPUTER NETWORKS (2.0%)
          18                 60            78   Brocade Communications Systems, Inc. *      309               1,045            1,354
         171                449           620   Cisco Systems, Inc. *                     2,391               6,259            8,650
                                                                                         -------- -------- --------         --------
                                                                                          2,700               7,304           10,004
                                                                                         -------- -------- --------         --------
COMPUTER SOFTWARE (3.6%)
           37                127           164   BEA Systems, Inc. *                         354              1,212            1,566
           61       15       235           311   Microsoft Corp. *                         3,315       842   12,869           17,026
                                                                                         -------- -------- --------         --------
                                                                                          3,669        842   14,081           18,592
                                                                                         -------- -------- --------         --------
COMPUTERS/COMPUTER HARDWARE (4.1%)

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
          30                112           142   Dell Computer Corp. *                       790               2,920            3,710
                            141           141   EMC Corp. *                                                   1,062            1,062
          33                168           201   Hewlett-Packard Co.                         497               2,561            3,058
           9                 61            70   International Business Machines Corp.       626               4,382            5,008
          33                133           166   NCR Corp. *                               1,156               4,616            5,772
          30                               30   Network Appliance, Inc.                     374                                  374
          73                339           412   Sun Microsystems, Inc. *                    367               1,697            2,064
                                                                                         -------- -------- --------         --------
                                                                                          3,810              17,238           21,048
                                                                                         -------- -------- --------         --------
CONSUMER PRODUCTS (4.4%)
           6                                6   Colgate-Palmolive Co.                       305                                  305
          25                106           131   Philip Morris Companies, Inc.             1,083               4,625            5,708
          18        9       102           129   Procter & Gamble Co.                      1,616       786     9,152           11,554
          22                120           142   The Gillette Co.                            732               4,047            4,779
                                                                                         -------- -------- --------         --------
                                                                                          3,736       786    17,824           22,346
                                                                                         -------- -------- --------         --------
DIVERSIFIED (4.5%)
          91                446           537   General Electric Co.                      2,629              12,969           15,598

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
         214                345           559   Tyco International LTD (Bermuda)          2,890               4,660            7,550
                                                                                         -------- -------- --------         --------
                                                                                          5,519              17,629           23,148
                                                                                         -------- -------- --------         --------
ENTERTAINMENT/LEISURE (0.4%)
                             69            69   Carnival Corp.                                                1,913            1,913
                                                                                         -------- -------- --------         --------
ENVIRONMENTAL SERVICES (1.0%)
          51                146           197   Waste Management, Inc.                    1,316               3,799            5,115
                                                                                         -------- -------- --------         --------
FINANCIAL SERVICES (11.6%)
          30                 69            99   Capital One Financial Corp.               1,807               4,229            6,036
          16                               16   Charter One Financial, Inc.                 560                                  560
         108       18       378           504   Citigroup, Inc.                           4,184       709    14,656           19,549
          30                 94           124   Countrywide Credit Industries, Inc.       1,467               4,545            6,012
                            420           420   E*Trade Group, Inc. *                                         2,295            2,295
          25        8       104           137   Fannie Mae                                1,860       590     7,670           10,120
          19        6        98           123   Goldman Sachs Group, Inc.                 1,416       411     7,169            8,996

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                             51            51   Household International, Inc.                                 2,540            2,540
                             47            47   Stilwell Financial, Inc.                                        846              846
          25                196           221   The Charles Schwab Corp.                    281               2,200            2,481
                                                                                         -------- -------- --------         --------
                                                                                         11,575     1,710    46,150           59,435
                                                                                         -------- -------- --------         --------
FOOD/BEVERAGE PRODUCTS (4.1%)
          28                               28   Kraft Foods, Inc., Class A                1,151                                1,151
                   14                      14   PepsiCo., Inc.                                        665                        665
          28                193           221   The Coca-Cola Co.                         1,590              10,803           12,393
          23                 81           104   Unilever NV, N.Y. Registered Shares       1,490               5,242            6,732
                                                (The Netherlands)
                                                                                         -------- -------- --------         --------
                                                                                          4,231       665    16,045           20,941
                                                                                         -------- -------- --------         --------
HEALTH CARE/HEALTH CARE SERVICES (2.5%)
          10                 46            56   Baxter International, Inc.                  453               2,045            2,498
          14                109           123   Becton, Dickinson & Co.                     493               3,768            4,261
                             49            49   Medtronic, Inc.                                               2,117            2,117

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
          12       10        36            58   Tenet Healthcare Corp. *                    859       737     2,540            4,136

                                                                                         -------- -------- --------         --------
                                                                                          1,805       737    10,470           13,012
                                                                                         -------- -------- --------         --------
HOTELS/OTHER LODGING (0.3%)
                             35            35   Marriott International, Inc., Class A                         1,328            1,328
                                                                                         -------- -------- --------         --------
INSURANCE (5.8%)
          22       11       127           160   Ambac Financial Group, Inc.               1,485       706     8,516           10,707
          16                 35            51   American International Group, Inc.        1,078               2,368            3,446
          26        7        92           125   CIGNA Corp.                               2,572       662     8,923           12,157
           9                                9   MBIA, Inc.                                  481                                  481
                            150           150   Travelers Property Casualty Corp.,                            2,655            2,655
                                                Class A*
                                                                                         -------- -------- --------         --------
                                                                                          5,616     1,368    22,462           29,446
                                                                                         -------- -------- --------         --------
INTERNET SERVICES/SOFTWARE (0.3%)
                             24            24   eBay, Inc. *                                                  1,460            1,460

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING EQUIPMENT (0.2%)
                                                                                         -------- -------- --------         --------
          14       10                      24   Ingersoll-Rand Co., LTD, Class A            658       443                      1,101
                                                                                         -------- -------- --------         --------
MANUFACTURING (0.8%)
           5                 46            51   Danaher Corp.                               312               3,032            3,344
                             28            28   Honeywell International, Inc.                                   983              983
                                                                                         -------- -------- --------         --------
                                                                                            312               4,015            4,327
                                                                                         -------- -------- --------         --------
METALS/MINING (0.6%)
          34                 62            96   Alcoa, Inc.                               1,111               2,039            3,150
                                                                                         -------- -------- --------         --------
MULTI-MEDIA (3.5%)
          51                180           231   AOL Time Warner, Inc. *                     755               2,642            3,397
          24                 28            52   Gannett Co., Inc.                         1,783               2,148            3,931
          30                220           250   Gemstar-TV Guide International, Inc. *      159               1,183            1,342
                   28                      28   Liberty Media Corp., Class A *                        280                        280

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
           8                115           123   Tribune Co.                                 348               5,002            5,350
          22       12        50            84   Viacom, Inc., Class B *                     954       510     2,231            3,695
                                                                                         -------- -------- --------         --------
                                                                                          3,999       790    13,206           17,995
                                                                                         -------- -------- --------          -------
OIL & GAS (7.2%)
           8                 33            41   Anadarko Petroleum Corp.                    399               1,612            2,011
                             59            59   Baker Hughes, Inc.                                            1,974            1,974
          24                 87           111   ChevronTexaco Corp.                       2,159               7,656            9,815
          16                 44            60   Conoco, Inc.                                453               1,220            1,673
          15                 37            52   Cooper Cameron Corp. *                      721               1,792            2,513
          24                 40            64   Devon Energy Corp.                        1,188               1,967            3,155
          78       19       252           349   Exxon Mobil Corp.                         3,205       769    10,312           14,286
           8                 28            36   Valero Energy Corp.                         281               1,063            1,344
                                                                                         -------- -------- --------         --------
                                                                                          8,406       769    27,596           36,771
                                                                                         -------- -------- --------         --------
PAPER/FOREST PRODUCTS (1.0%)
           8                 38            46   Bowater, Inc.                               413               2,061            2,474
           9                 21            30   Temple-Inland, Inc.                         504               1,186            1,690
                             18            18   Weyerhaeuser Co.                                              1,130            1,130

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         -------- -------- --------         --------
                                                                                            917               4,377            5,294
                                                                                         -------- -------- --------         --------
PHARMACEUTICALS (8.9%)
          19                 68            87   Abbott Laboratories                         730               2,564            3,294
          20                               20   Bristol-Myers Squibb Co.                    508                                  508
          33        8       104           145   Eli Lilly & Co.                           1,861       434     5,846            8,141
          23                 98           121   Johnson & Johnson                         1,205               5,103            6,308
          16                 67            83   MedImmune, Inc. *                           428               1,761            2,189
          60       16       219           295   Pfizer, Inc.                              2,089       561     7,656           10,306
          28                103           131   Pharmacia Corp.                           1,034               3,854            4,888
          27                 76           103   Schering-Plough Corp.                       672               1,870            2,542
          35        5       100           140   Wyeth                                     1,782       230     5,135            7,147
                                                                                         -------- -------- --------         --------
                                                                                         10,309     1,225    33,789           45,323
                                                                                         -------- -------- --------         --------
PIPELINES (0.2%)
                            107           107   Dynegy, Inc., Class A                                           772              772
                             20            20   El Paso Corp.                                                   412              412
                                                                                         -------- -------- --------         --------
                                                                                                              1,184            1,184
                                                                                         -------- -------- --------         --------

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST (0.3%)
                             59            59   ProLogis Trust                                                1,534            1,534
                                                                                         -------- -------- --------         --------
RESTAURANTS/FOOD SERVICES (0.4%)
                   10        53            63   McDonald's Corp.                                      293     1,502            1,795
                                                                                         -------- -------- --------         --------
RETAILING (7.5%)
          13                 61            74   Abercrombie & Fitch Co., Class A *          309               1,476            1,785
                             65            65   Bed Bath & Beyond, Inc. *                                     2,434            2,434
           9       20        76           105   Costco Wholesale Corp. *                    348       789     2,935            4,072
                             51            51   Federated Department Stores, Inc. *                           2,021            2,021
          50       16       190           256   Home Depot, Inc.                          1,851       570     6,994            9,415
                             30            30   Kohl's Corp. *                                                2,088            2,088
                   17                      17   Linen's 'N Things, Inc. *                             541                        541
          13                 80            93   Target Corp.                                480               3,037            3,517
          46                126           172   The TJX Companies, Inc.                     900               2,465            3,365
          37                127           164   Wal-Mart Stores, Inc.                     2,035               6,987            9,022

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN  PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         -------- -------- --------         --------
                                                                                          5,923     1,900    30,437           38,260
                                                                                         -------- -------- --------         --------
SEMI-CONDUCTORS (3.5%)
          66       19                      85   Altera Corp. *                              900       264                       1164
          13                 50            63   Applied Materials, Inc. *                   253                 951            1,204
                             76            76   Broadcom Corp., Class A *                                     1,326            1,326
          85       19       343           447   Intel Corp.                               1,546       341     6,259            8,146
                             81            81   Lattice Semiconductor Corp.*                                    704              704
          17                 55            72   Linear Technology Corp.                     525               1,732            2,257
                            120           120   PMC - Sierra, Inc. *                                          1,114            1,114
          12        9                      21   Texas Instruments, Inc.                     287       211                        498
                             56            56   Xilinx, Inc. *                                                1,256            1,256
                                                                                         -------- -------- --------         --------
                                                                                          3,511       816    13,342           17,669
                                                                                         -------- -------- --------         --------
TELECOMMUNICATIONS (3.3%)
         150                145           295   American Tower Corp., Class A *             518                 499            1,017

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN   PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
          36                               36   AT&T Corp.                                  387                                  387
          61                425           486   AT&T Wireless Services, Inc. *              355               2,486            2,841
                             61            61   SBC Communications, Inc.                                      1,848            1,848
         149       27       467           643   Sprint Corp. - PCS Group *                  666       119     2,086            2,871
          40                152           192   Verizon Communications, Inc.              1,619               6,085            7,704
                                                                                         -------- -------- --------         --------
                                                                                          3,545       119    13,004           16,668
                                                                                         -------- -------- --------         --------
TELECOMMUNICATIONS EQUIPMENT (1.0%)
          58                147           205   Motorola, Inc.                              832               2,116            2,948
                            606           606   Nortel Networks Corp. (Canada) *                                879              879
           8                 33            41   QUALCOMM, Inc. *                            212                 904            1,116
                                                                                         -------- -------- --------         --------
                                                                                          1,044               3,899            4,943
                                                                                         -------- -------- --------         --------
TOYS & GAMES (0.7%)
          68                 90           158   Mattel, Inc.                              1,429               1,898            3,327
                                                                                         -------- -------- --------         --------

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN   PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES (3.3%)
                    7        86            93   DTE Energy Co.                                        326     3,857            4,183
          75                302           377   PG&E Corp. *                              1,343               5,410            6,753
          32                105           137   Pinnacle West Capital Corp.               1,260               4,155            5,415
          44       52                      96   Sierra Pacific Resources                    345       407                        752
                                                                                         -------- -------- --------         --------
                                                                                          2,948       733    13,422           17,103
                                                                                         -------- -------- --------         --------
TOTAL COMMON STOCKS (COST $526,821)                                                      99,529    14,845   391,952          506,326
                                                                                         -------- -------- --------         --------

MONEY MARKET FUND (0.7%)
       1,719                             1,719   JPMorgan Prime Money Market Fund         1,719                                1,719
                    0     1,740          1,740   JPMorgan Prime Money Market Fund                       0     1,740            1,740
                                                                                         -------- -------- --------         --------
TOTAL MONEY MARKET FUND (COST $3,459)                                                     1,719         0     1,740            3,459
                                                                                         -------- -------- --------         --------

                      SHARES OR PRINCIPAL AMOUNT                                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
     JPMORGAN         JPMORGAN PRO-                                                      JPMORGAN          JPMORGAN   PRO-
      CORE   JPMORGAN    US    FORMA   PRO-                                               CORE    JPMORGAN   US     FORMA     PRO-
     EQUITY   FOCUS    EQUITY  ADJUST- FORMA    SECURITY                                 EQUITY     FOCUS   EQUITY  ADJUST-  FORMA
      FUND    FUND      FUND   MENTS  COMBINED  DESCRIPTION                               FUND      FUND    FUND     MENTS  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.2%)
                          1,000          1,000   U.S. Treasury Notes & Bonds                                  1,016            1,016

       200                                 200   U.S. Treasury Notes & Bonds                 203                                 203

                                                                                         -------- -------- --------         --------
TOTAL U.S. TREASURY SECURITIES (COST $1,219)                                                 203              1,016            1,219
                                                                                         -------- -------- --------         --------

TOTAL (COST $531,499) (a)-100.0%                                                         101,451   14,845   394,708          511,004
                                                                                         ======== ======== ========         ========

* Non Income Producing

                       See notes to financial statements.

      JPMORGAN CORE EQUITY FUND/JPMORGAN FOCUS FUND/JPMORGAN US EQUITY FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE
        30, 2002 (UNAUDITED)(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)



                                                                 JPMORGAN                JPMORGAN                      PRO FORMA
                                                                  CORE       JPMORGAN       US                         COMBINED
                                                                 EQUITY       FOCUS       EQUITY    PRO FORMA          JPMORGAN
                                                                  FUND         FUND        FUND    ADJUSTMENTS       US EQUITY FUND
 ASSETS:
     Investment securities, at value                           $ 101,451    $  14,845    $ 394,708                    $ 511,004
     Cash                                                             --           --           22                           22
     Receivables:
      Investment securities sold                                   1,818          374       11,880                       14,072
      Fund shares sold                                                35            1            8                           44
      Interest and dividends                                         100            6          565                          671
      Expense reimbursements                                          --           17           --                           17
 Total Assets                                                    103,404       15,243      407,183            --        525,830
 LIABILITIES:
     Payables:
      Due to custodian                                                --          240           --                          240
      Investment securities purchased                                854           59        2,321                        3,234
      Fund shares redeemed                                            64           20           37                          121
      Margin account for futures contracts                             4           21                                        25
     Accrued liabilities:
      Investment advisory fees                                        44           --          137                          181
      Administration fees                                              9           --           22                           31
      Shareholder servicing fees                                      21            1           63                           85
      Distribution fees                                               12            7           17                           36
      Custodian fees                                                   6           11           26                           43
      Trustees' fees                                                  17            7           33                           57
      Other                                                           21           47           49                          117
 Total Liabilities                                                 1,052          392        2,726            --          4,170

 NET ASSETS:
     Paid in capital                                             137,395       36,548      456,989                      630,932



                                                                 JPMORGAN                JPMORGAN                      PRO FORMA
                                                                  CORE       JPMORGAN       US                         COMBINED
                                                                 EQUITY       FOCUS       EQUITY    PRO FORMA          JPMORGAN
                                                                  FUND         FUND        FUND    ADJUSTMENTS       US EQUITY FUND
     Accumulated undistributed (overdistributed)
       net investment income                                         (80)      (1,355)         212                       (1,223)
     Accumulated net realized gain (loss) on
       investments and futures                                   (11,048)     (18,887)     (57,521)                     (87,456)
     Net unrealized appreciation (depreciation) of
       investments and                                           (23,915)      (1,455)       4,777                      (20,593)
     futures
 Total Net Assets                                              $ 102,352    $  14,851    $ 404,457            --        521,660

 Shares of beneficial interest outstanding
  ($0.001 par value; unlimited number of shares authorized):
     Class A Shares                                                  928          925        4,349        (6,202)            --
     Class B Shares                                                  786        1,458        1,614        (3,858)            --
     Class C Shares                                                  255          356          113          (724)            --
     Institutional Shares                                             --           --        9,533        (9,533)            --
     Select Shares                                                 3,595            6       31,420       (35,021)            --
 Net Asset Value:
     Class A Shares (and redemption price)                     $   18.33    $    5.49    $    8.61
     Class B Shares*                                           $   18.15    $    5.37    $    8.57
     Class C Shares*                                           $   18.16    $    5.36    $    8.57
     Institutional Shares (and redemption price)               $      --                 $    8.60
     Select Shares (and redemption price)                      $   18.48    $    5.54    $    8.60
PROFORMA WITH REORGANIZATION
     JPMORGAN U.S. EQUITY FUND
 Shares of beneficial interest outstanding
  ($0.001 par value;
 unlimited number of shares authorized):
     Class A Shares                                                                                        6,914 (a)      6,914
     Class B Shares                                                                                        4,192 (a)      4,192
     Class C Shares                                                                                          876 (a)        876
     Institutional Shares                                                                                  9,533 (a)      9,533
     Select Shares                                                                                        39,149 (a)     39,149
 Net Asset Value:
     Class A Shares (and redemption price)                                                                            $    8.61



                                                                 JPMORGAN                JPMORGAN                      PRO FORMA
                                                                  CORE       JPMORGAN       US                         COMBINED
                                                                 EQUITY       FOCUS       EQUITY    PRO FORMA          JPMORGAN
                                                                  FUND         FUND        FUND    ADJUSTMENTS       US EQUITY FUND
     Class B Shares*                                                                                                  $    8.57
     Class C Shares*                                                                                                  $    8.57
     Institutional Shares (and redemption price)                                                                      $    8.60
     Select Shares (and redemption price)                                                                             $    8.60
 Cost of investments                                             125,333    $  16,300    $ 389,866                    $ 531,499


* Redemption price may be reduced by contingent deferred sales charge.
(a) Reflects the number of shares outstanding after the merger

JPMORGAN CORE EQUITY FUND/JPMORGAN FOCUS FUND/JPMORGAN US EQUITY FUND PRO FORMA COMBINED STATEMENT OF OPERATIONS FOR THE TWELVE
MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)


                                                               JPMORGAN                   JPMORGAN                         PRO FORMA
                                                                 CORE      JPMORGAN          US                            COMBINED
                                                                EQUITY       FOCUS         EQUITY       PRO FORMA          JPMORGAN
                                                                 FUND         FUND          FUND       ADJUSTMENTS        US EQUITY
                                                                                                                             FUND
Allocated Portfolio Expenses                                 $    (130)   $     --     $    (128)        $  258 (d)      $       -
Allocated Investment Income from Portfolio                         427          --           430                               857
Interest Income                                                      3           5            30                                38
Dividend Income                                                  1,227         122         4,671                             6,020
Dividend Income from affiliated investments *                       25          30           168                               223
Foreign Taxes Withheld                                              (3)         --            (1)                               (4)
Total Investment Income                                          1,549         157         5,170            258              7,134
EXPENSES
Investment Advisory Fees                                           566          85         1,560            364  (a)(d)      2,575
Transfer Agent Fees                                                180         199           218            (96) (c)(d)        501
Shareholder Services Fees                                          367          54           884            145  (a)(d)      1,450
Administration Fees                                                247          33           591             95  (a)           966
Registration Expenses                                               57          33            55            (20) (c)           125
Printing and Postage Fees                                            6           -             7             (2) (c)            11


                                                               JPMORGAN                   JPMORGAN                         PRO FORMA
                                                                 CORE      JPMORGAN          US                             COMBINED
                                                                EQUITY       FOCUS         EQUITY       PRO FORMA           JPMORGAN
                                                                 FUND         FUND          FUND       ADJUSTMENTS         US EQUITY
                                                                                                                              FUND
Professional Fees                                                   23          26            26            (35) (c)            40
Trustees' Fees and Expenses                                          7           1             5             (4) (c)             9
Distribution Fees                                                  256         125           210             26  (a)           617
Custodian Fees                                                      42          71           157           (158) (b)           112
Other                                                               16          10             4            (12) (c)            18
TOTAL EXPENSES                                                   1,767         637         3,717            274              6,395
Less amounts waived                                                119         178           436             (3)               730
Less: Reimbursement of Expenses                                     --         106             -           (106) (a)             -
Less: Earnings Credits                                              --          --            20                                20
Net Expenses                                                     1,648         353         3,261            412              5,674
NET INVESTMENT INCOME                                              (99)       (196)        1,909           (154)             1,460

REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain on:
Investment Allocated From Portfolio                             (2,279)         --        (1,583)                           (3,862)


                                                               JPMORGAN                   JPMORGAN                         PRO FORMA
                                                                 CORE      JPMORGAN          US                            COMBINED
                                                                EQUITY       FOCUS         EQUITY       PRO FORMA           JPMORGAN
                                                                 FUND         FUND          FUND       ADJUSTMENTS         US EQUITY
                                                                                                                              FUND
Investments                                                     (5,415)        (61)      (38,242)                          (43,718)
Futures                                                           (296)         --          (731)                           (1,027)
Change in net unrealized appreciation/deprication of:
Investment Allocated From Portfolio                            (37,564)         --       (15,056)                          (52,620)
Investments                                                     11,391      (3,157)       (5,532)                            2,702
Futures Contracts                                                  (33)         --           (65)                              (98)
Net Realized and Unrealized Gain on Investments, Futures
and Foreign Currency
                                                               (34,196)     (3,218)      (61,209)             -            (98,623)
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $ (34,295)   $ (3,414)    $ (59,300)        $ (154)         $ (97,163)

* Includes reimbursements of investment advisory,
administrative and shareholder servicing fees of:            $       1    $     --     $      12                         $      13


(a) Reflects adjustments to investment advisory fee, administrative fees, fund servicing fees and shareholder servicing fees and/or related waivers, expense reimbursements based on the surviving fund's revised fee schedule.
(b) Reflects revised fee schedule in Custodian agreement

(c) Reflects the elimination of duplicate expenses.
(d) Reflects the takedown of the Master/Feeder structure.

Pro Forma Financial Statements

JPMorgan US Equity Fund /JPMorgan Core Equity Fund/JPMorgan Focus Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.   Basis of Combination:
     The Pro Forma Combined Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of JPMorgan US Equity Fund ("USEF"), JPMorgan Core Equity Fund ("CEF") and JPMorgan Focus Fund ("FF") as if the proposed reorganization occurred as of June 30, 2002.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the CEF and FF in exchange for the shares of USEF. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.   Shares of Beneficial Interest:
     Under the proposed reorganization, each shareholder of CEF and FF would receive shares of USEF with a value equal to their holdings in CEF and FF. Holders of CEF and FF Class A Shares, Class B Shares, Class C Shares and Select Shares would receive USEF Class A Shares, Class B Shares, Class C Shares and Select Shares, respectively. Therefore, as a result of the proposed reorganization, current shareholders of CEF and FF will become shareholders in USEF.

     The Pro Forma net asset value per share assumes the issuance of additional shares of USEF, which would have been issued on June 30, 2002 in connection with the proposed reorganization. The amount of additional shares assumed to be effected was calculated based on the June 30, 2002 net assets of CEF and FF and the net asset value per share of USEF.

     Amount in thousands, except per share data


                                       Class A    Class B    Class C     Select
                                       Shares     Shares     Shares     Shares
Increase in Shares                       2,565      2,578        763      7,729
Net Assets 6/30 2002                  $ 59,533   $ 35,930   $  7,507   $336,706
Pro Forma Net Assets 6/30/2002        $   8.61   $   8.57   $   8.57   $   8.60

3. The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75%, 1.75%, 1.75% and 0.79%, respectively, of its average daily net assets through April 30, 2005 with respect to Class A and Select Class Shares and April 30, 2004 with respect to Class B and Class C Shares.

4.   Pro Forma Operations:
     The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for USEF at the combined level of average net assets for the twelve months ended June 30, 2002.

JPMORGAN CORE EQUITY FUND / JPMORGAN U.S. EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS      JUNE 30, 2002
(AMOUNTS IN THOUSANDS)
(UNAUDITED)


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS (98.7%)
AEROSPACE (1.4%)
                   64               64  The Boeing Co.                                      2,898                  2,898
          14       44               58  United Technologies                     944         3,001                  3,945
                                                                        -----------   -----------            -----------
                                                                                944         5,899                  6,843
                                                                        -----------   -----------            -----------
AIRLINES (0.5%)
                   34               34  Delta Air Lines, Inc.                                 680                    680
          29       75              104  Southwest Airlines Co.                  464         1,217                  1,681
                                                                        -----------   -----------            -----------
                                                                                464         1,897                  2,361
                                                                        -----------   -----------            -----------
APPAREL (1.1%)
          16       79               95  Jones Apparel Group, Inc.               600         2,976                  3,576
                   31               31  Nike, Inc., Class B                                 1,685                  1,685
                                                                        -----------   -----------            -----------
                                                                                600         4,661                  5,261
                                                                        -----------   -----------            -----------
AUTOMOTIVE (1.0%)
                   24               24  General Motors Corp.                                1,304                  1,304
          11       35               46  Johnson Controls, Inc.                  930         2,846                  3,776
                                                                        -----------   -----------            -----------
                                                                                930         4,150                  5,080


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
                                                                        -----------   -----------            -----------
BANKING (3.1%)
          32       80              112  Bank One Corp.                        1,228         3,090                  4,318
          80      386              466  U.S. Bancorp                          1,863         9,010                 10,873
                                                                        -----------   -----------            -----------
                                                                              3,091        12,100                 15,191
                                                                        -----------   -----------            -----------
BIOTECHNOLOGY (1.4%)
          23      111              134  Amgen, Inc.                             980         4,631                  5,611
          21       76               97  Human Genome Sciences, Inc.             280         1,018                  1,298
                                                                        -----------   -----------            -----------
                                                                              1,260         5,649                  6,909
                                                                        -----------   -----------            -----------
BROADCASTING/CABLE (0.4%)
                  110              110  Charter Communications,                               448                    448
                                        Inc., Class A
          27       39               66  Comcast Corp., Class A                  644           922                  1,566
                                                                        -----------   -----------            -----------
                                                                                644         1,370                  2,014
                                                                        -----------   -----------            -----------
BUSINESS SERVICES (1.1%)
          54      209              263  Accenture LTD, Class A                1,029         3,973                  5,002
                                        (Bermuda)
          28                        28  Cendant Corp.                           445                                  445
                                                                        -----------   -----------            -----------
                                                                              1,474         3,973                  5,447
                                                                        -----------   -----------            -----------
CHEMICALS (2.3%)


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
          16       55               71  Eastman Chemical Co.                    741         2,556                  3,297
          15       73               88  Lyondell Chemical Co.                   233         1,108                  1,341
                   34               34  PPG Industries, Inc.                                2,074                  2,074
          19       30               49  Praxair, Inc.                         1,059         1,708                  2,767
                   54               54  The Dow Chemical Co.                                1,860                  1,860
                                                                        -----------   -----------            -----------
                                                                              2,033         9,306                 11,339
                                                                        -----------   -----------            -----------
COMPUTER NETWORKS (2.0%)
          18       60               78  Brocade Communications                  309         1,045                  1,354
                                        Systems, Inc.
         171      449              620  Cisco Systems, Inc.                   2,391         6,259                  8,650
                                                                        -----------   -----------            -----------
                                                                              2,700         7,304                 10,004
                                                                        -----------   -----------            -----------
COMPUTER SOFTWARE (3.6%)
          37      127              164  BEA Systems, Inc.                       354         1,212                  1,566
          61      235              296  Microsoft Corp.                       3,315        12,869                 16,184
                                                                        -----------   -----------            -----------
                                                                              3,669        14,081                 17,750
                                                                        -----------   -----------            -----------
COMPUTERS/COMPUTER HARDWARE (4.2%)
          30      112              142  Dell Computer Corp.                     790         2,920                  3,710
                  141              141  EMC Corp.                                           1,062                  1,062
          33      168              201  Hewlett-Packard Co.                     497         2,561                  3,058
           9       61               70  International Business                  626         4,382                  5,008
                                        Machines Corp.


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
          33      133              166  NCR Corp.                             1,156         4,616                  5,772
          30                        30  Network Appliance, Inc.                 374                                  374
          73      339              412  Sun Microsystems, Inc.                  367         1,697                  2,064
                                                                        -----------   -----------            -----------
                                                                              3,810        17,238                 21,048
                                                                        -----------   -----------            -----------
CONSUMER PRODUCTS (4.3%)
           6                         6  Colgate-Palmolive Co.                   305                                  305
          25      106              131  Philip Morris Companies, Inc.         1,083         4,625                  5,708
          18      102              120  Procter & Gamble Co.                  1,616         9,152                 10,768
          22      120              142  The Gillette Co.                        732         4,047                  4,779
                                                                        -----------   -----------            -----------
                                                                              3,736        17,824                 21,560
                                                                        -----------   -----------            -----------
DIVERSIFIED (4.7%)
          91      446              537  General Electric Co.                  2,629        12,969                 15,598
         214      345              559  Tyco International LTD                2,890         4,660                  7,550
                                        (Bermuda)
                                                                        -----------   -----------            -----------
                                                                              5,519        17,629                 23,148
                                                                        -----------   -----------            -----------
ENTERTAINMENT/LEISURE (0.4%)
                   69               69  Carnival Corp.                                      1,913                  1,913
                                                                        -----------   -----------            -----------
ENVIRONMENTAL SERVICES (1.0%)
          51      146              197  Waste Management, Inc.                1,316         3,799                  5,115
                                                                        -----------   -----------            -----------


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
FINANCIAL SERVICES (11.6%)
          30       69               99  Capital One Financial Corp.           1,807         4,229                  6,036
          16                        16  Charter One Financial, Inc.             560                                  560
         108      378              486  Citigroup, Inc.                       4,184        14,656                 18,840
          30       94              124  Countrywide Credit                    1,467         4,545                  6,012
                                        Industries, Inc.
                  420              420  E*Trade Group, Inc.                                 2,295                  2,295
          25      104              129  Fannie Mae                            1,860         7,670                  9,530
          19       98              117  Goldman Sachs Group, Inc.             1,416         7,169                  8,585
                   51               51  Household International, Inc.                       2,540                  2,540
                   47               47  Stilwell Financial, Inc.                              846                    846
          25      196              221  The Charles Schwab Corp.                281         2,200                  2,481
                                                                        -----------   -----------            -----------
                                                                             11,575        46,150                 57,725
                                                                        -----------   -----------            -----------
FOOD/BEVERAGE PRODUCTS (4.1%)
          28                        28  Kraft Foods, Inc., Class A            1,151                                1,151
          28      193              221  The Coca-Cola Co.                     1,590        10,803                 12,393
          23       81              104  Unilever NV, N.Y. Registered          1,490         5,242                  6,732
                                        Shares (The Netherlands)
                                                                        -----------   -----------            -----------
                                                                              4,231        16,045                 20,276
                                                                        -----------   -----------            -----------
HEALTH CARE/HEALTH CARE SERVICES (2.5%)
          10       46               56  Baxter International, Inc.              453         2,045                  2,498
          14      109              123  Becton, Dickinson & Co.                 493         3,768                  4,261
                   49               49  Medtronic, Inc.                                     2,117                  2,117


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
          12       36               48  Tenet Healthcare Corp.                  859         2,540                  3,399
                                                                        -----------   -----------            -----------
                                                                              1,805        10,470                 12,275
                                                                        -----------   -----------            -----------
HOTELS/OTHER LODGING (0.3%)
                   35               35  Marriott International,                             1,328                  1,328
                                        Inc., Class A
                                                                        -----------   -----------            -----------
INSURANCE (5.7%)
          22      127              149  Ambac Financial Group, Inc.           1,485         8,516                 10,001
          16       35               51  American International                1,078         2,368                  3,446
                                        Group, Inc.
          26       92              118  CIGNA Corp.                           2,572         8,923                 11,495
           9                         9  MBIA, Inc.                              481                                  481
                  150              150  Travelers Property Casualty                         2,655                  2,655
                                        Corp., Class A
                                                                        -----------   -----------            -----------
                                                                              5,616        22,462                 28,078
                                                                        -----------   -----------            -----------
INTERNET SERVICES/SOFTWARE (0.3%)
                   24               24  eBay, Inc.                                          1,460                  1,460
                                                                        -----------   -----------            -----------
MACHINERY & ENGINEERING EQUIPMENT (0.1%)
          14                        14  Ingersoll-Rand Co., LTD,                658                                  658
                                        Class A
                                                                        -----------   -----------            -----------
MANUFACTURING (0.9%)
           5       46               51  Danaher Corp.                           312         3,032                  3,344
                   28               28  Honeywell International, Inc.                         983                    983


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
                                                                        -----------   -----------            -----------
                                                                                312         4,015                  4,327
                                                                        -----------   -----------            -----------
METALS/MINING (0.6%)
          34       62               96  Alcoa, Inc.                           1,111         2,039                  3,150
                                                                        -----------   -----------            -----------
MULTI-MEDIA (3.5%)
          51      180              231  AOL Time Warner, Inc.                   755         2,642                  3,397
          24       28               52  Gannett Co., Inc.                     1,783         2,148                  3,931
          30      220              250  Gemstar-TV Guide                        159         1,183                  1,342
                                        International, Inc.
           8      115              123  Tribune Co.                             348         5,002                  5,350
          22       50               72  Viacom, Inc., Class B                   954         2,231                  3,185
                                                                        -----------   -----------            -----------
                                                                              3,999        13,206                 17,205
                                                                        -----------   -----------            -----------
OIL & GAS (7.3%)
           8       33               41  Anadarko Petroleum Corp.                399         1,612                  2,011
                   59               59  Baker Hughes, Inc.                                  1,974                  1,974
          24       87              111  ChevronTexaco Corp.                   2,159         7,656                  9,815
          16       44               60  Conoco, Inc.                            453         1,220                  1,673
          15       37               52  Cooper Cameron Corp.                    721         1,792                  2,513
          24       40               64  Devon Energy Corp.                    1,188         1,967                  3,155
          78      252              330  Exxon Mobil Corp.                     3,206        10,312                 13,518
           8       28               36  Valero Energy Corp.                     281         1,063                  1,344
                                                                        -----------   -----------            -----------
                                                                              8,407        27,596                 36,003


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
                                                                        -----------   -----------            -----------
PAPER/FOREST PRODUCTS (1.1%)
           8       38               46  Bowater, Inc.                           413         2,061                  2,474
           9       21               30  Temple-Inland, Inc.                     504         1,186                  1,690
                   18               18  Weyerhaeuser Co.                                    1,130                  1,130
                                                                        -----------   -----------            -----------
                                                                                917         4,377                  5,294
                                                                        -----------   -----------            -----------
PHARMACEUTICALS (8.9%)
          19       68               87  Abbott Laboratories                     730         2,564                  3,294
          20                        20  Bristol-Myers Squibb Co.                508                                  508
          33      104              137  Eli Lilly & Co.                       1,860         5,846                  7,706
          23       98              121  Johnson & Johnson                     1,205         5,103                  6,308
          16       67               83  MedImmune, Inc.                         428         1,761                  2,189
          60      219              279  Pfizer, Inc.                          2,089         7,656                  9,745
          28      103              131  Pharmacia Corp.                       1,034         3,854                  4,888
          27       76              103  Schering-Plough Corp.                   672         1,870                  2,542
          35      100              135  Wyeth                                 1,782         5,135                  6,917
                                                                        -----------   -----------            -----------
                                                                             10,308        33,789                 44,097
                                                                        -----------   -----------            -----------
PIPELINES (0.2%)
                  107              107  Dynegy, Inc., Class A                                 772                    772
                   20               20  El Paso Corp.                                         412                    412
                                                                        -----------   -----------            -----------
                                                                                            1,184                  1,184


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
                                                                        -----------   -----------            -----------
REAL ESTATE INVESTMENT TRUST (0.3%)
                   59               59  ProLogis Trust                                      1,534                  1,534
                                                                        -----------   -----------            -----------
RESTAURANTS/FOOD SERVICES (0.3%)
                   53               53  McDonald's Corp.                                    1,502                  1,502
                                                                        -----------   -----------            -----------
RETAILING (7.3%)
          13       61               74  Abercrombie & Fitch Co.,                309         1,476                  1,785
                                        Class A
                   65               65  Bed Bath & Beyond, Inc.                             2,434                  2,434
           9       76               85  Costco Wholesale Corp.                  348         2,935                  3,283
                   51               51  Federated Department Stores,                        2,021                  2,021
                                        Inc.
          50      190              240  Home Depot, Inc.                      1,851         6,994                  8,845
                   30               30  Kohl's Corp.                                        2,088                  2,088
          13       80               93  Target Corp.                            480         3,037                  3,517
          46      126              172  The TJX Companies, Inc.                 900         2,465                  3,365
          37      127              164  Wal-Mart Stores, Inc.                 2,035         6,987                  9,022
                                                                        -----------   -----------            -----------
                                                                              5,923        30,437                 36,360
                                                                        -----------   -----------            -----------
SEMI-CONDUCTORS (3.4%)
          66                        66  Altera Corp.                            900                                  900
          13       50               63  Applied Materials, Inc.                 253           951                  1,204
                   76               76  Broadcom Corp., Class A                             1,326                  1,326
          85      343              428  Intel Corp.                           1,546         6,259                  7,805
                   81               81  Lattice Semiconductor Corp.                           704                    704


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
          17       55               72  Linear Technology Corp.                 525         1,732                  2,257
                  120              120  PMC - Sierra, Inc.                                  1,114                  1,114
          12                        12  Texas Instruments, Inc.                 287                                  287
                   56               56  Xilinx, Inc.                                        1,256                  1,256
                                                                        -----------   -----------            -----------
                                                                              3,511        13,342                 16,853
                                                                        -----------   -----------            -----------
TELECOMMUNICATIONS (3.3%)
         150      145              295  American Tower Corp., Class A           518           499                  1,017
          36                        36  AT&T Corp.                              387                                  387
          61      425              486  AT&T Wireless Services, Inc.            355         2,486                  2,841
                   61               61  SBC Communications, Inc.                            1,848                  1,848
         149      467              616  Sprint Corp. - PCS Group                666         2,086                  2,752
          40      152              192  Verizon Communications, Inc.          1,619         6,085                  7,704
                                                                        -----------   -----------            -----------
                                                                              3,545        13,004                 16,549
                                                                        -----------   -----------            -----------
TELECOMMUNICATIONS EQUIPMENT (1.0%)
          58      147              205  Motorola, Inc.                          832         2,116                  2,948
                  606              606  Nortel Networks Corp.                                 879                    879
                                        (Canada)
           8       33               41  QUALCOMM, Inc.                          212           904                  1,116
                                                                        -----------   -----------            -----------
                                                                              1,044         3,899                  4,943
                                                                        -----------   -----------            -----------
TOYS & GAMES (0.7%)
          68       90              158  Mattel, Inc.                          1,429         1,898                  3,327


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN     PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA         PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
                                                                        -----------   -----------            -----------
UTILITIES (3.3%)
                   86               86  DTE Energy Co.                                      3,857                  3,857
          75      302              377  PG&E Corp.                            1,343         5,410                  6,753
          32      105              137  Pinnacle West Capital Corp.           1,260         4,155                  5,415
          44                        44  Sierra Pacific Resources                345                                  345
                                                                        -----------   -----------            -----------
                                                                              2,948        13,422                 16,370
----------------------------------------------------------------------- -----------   -----------            -----------
Total Common Stocks (Cost $510,521)                                          99,529       391,952                491,481
----------------------------------------------------------------------- -----------   -----------            -----------
U.S. TREASURY SECURITIES (0.3%)
                1,000            1,000  U.S. Treasury Notes & Bonds                         1,016                  1,016
----------------------------------------------------------------------- -----------   -----------            -----------
Total U.S. Treasury Securities (Cost $1,014)                                                1,016                  1,016
----------------------------------------------------------------------- -----------   -----------            -----------
Total Long-Term Investments                                                  99,529       392,968                492,497
(Cost $511,535)
----------------------------------------------------------------------- -----------   -----------            -----------
SHORT-TERM INVESTMENTS - 1.1%
----------------------------------------------------------------------- -----------   -----------            -----------
SHORT-TERM - U.S. TREASURY SECURITY  (0.1%)
         200                       200  U.S. Treasury Notes & Bonds,            203                                  203
----------------------------------------------------------------------- -----------   -----------            -----------
Total Short-Term - U.S. Treasury Security (Cost $205)                           203                                  203
----------------------------------------------------------------------- -----------   -----------            -----------


       SHARES OR PRINCIPAL AMOUNT                                                        MARKET VALUE
--------------------------------------- ---------------------------------------------------------------------------------
      JPMORGAN JPMORGAN PRO-                                                 JPMORGAN    JPMORGAN    PRO-
        CORE     U.S.  FORMA     PRO-                                         CORE        U.S.       FORMA        PRO-
       EQUITY  EQUITY  ADJUST-  FORMA    SECURITY                            EQUITY      EQUITY     ADJUST-       FORMA
        FUND    FUND   MENTS  COMBINED  DESCRIPTION                           FUND        FUND       MENTS       COMBINED
--------------------------------------- ---------------------------------------------------------------------------------
MONEY MARKET FUND  (0.8%)
       1,719                     1,719  JPMorgan Prime Money Market           1,719                                1,719
                                        Fund
                1,740            1,740  JPMorgan Prime Money Market                         1,740                  1,740
                                        Fund
----------------------------------------------------------------------- -----------   -----------            -----------
Total Money Market Fund (Cost $3,459)                                         1,719         1,740                  3,459
----------------------------------------------------------------------- -----------   -----------            -----------
Total  Short-Term Investments                                                 1,922         1,740                  3,662
(Cost $3,664)
----------------------------------------------------------------------- -----------   -----------            -----------
TOTAL INVESTMENTS
(COST $515,199)                                                             101,451       394,708                496,159
----------------------------------------------------------------------- -----------   -----------            -----------


                       See notes to financial statements.

                      JPMORGAN CORE EQUITY/JPMORGAN US EQUITY FUNDS
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE
        30, 2002 (UNAUDITED)(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)


                                                                     JPMORGAN       JPMORGAN
                                                                       CORE            US                        PRO FORMA COMBINED
                                                                      EQUITY         EQUITY     PRO FORMA             JPMORGAN
                                                                       FUND           FUND     ADJUSTMENTS         US EQUITY FUND
 ASSETS:
     Investment securities, at value                                     $ 101,451  $ 394,708                        $ 496,159
     Cash                                                                       --         22                               22
     Receivables:
      Investment securities sold                                             1,818     11,880                           13,698
      Fund shares sold                                                          35          8                               43
      Interest and dividends                                                   100        565                              665
      Expense reimbursements                                                    --         --                               --
 Total Assets                                                              103,404    407,183            --            510,587

 LIABILITIES:
     Payables:
      Due to custodian                                                          --         --                               --
      Investment securities purchased                                          854      2,321                            3,175
      Fund shares redeemed                                                      64         37                              101
      Margin account for futures contracts                                       4         21                               25
     Accrued liabilities:
      Investment advisory fees                                                  44        137                              181
      Administration fees                                                        9         22                               31
      Shareholder servicing fees                                                21         63                               84
      Distribution fees                                                         12         17                               29
      Custodian fees                                                             6         26                               32
      Trustees' fees                                                            17         33                               50
      Other                                                                     21         49                               70
 Total Liabilities                                                           1,052      2,726            --              3,778

 NET ASSETS:
     Paid in capital                                                       137,395    456,989                          594,384


                                                                     JPMORGAN       JPMORGAN
                                                                       CORE            US                        PRO FORMA COMBINED
                                                                      EQUITY         EQUITY     PRO FORMA             JPMORGAN
                                                                       FUND           FUND     ADJUSTMENTS         US EQUITY FUND
     Accumulated undistributed (overdistributed)
       net investment income                                                   (80)       212                              132
     Accumulated net realized gain (loss) on
       investments and futures                                             (11,048)   (57,521)                         (68,569)
     Net unrealized appreciation (depreciation) of
       investments and futures                                             (23,915)     4,777                          (19,138)
 Total Net Assets                                                        $ 102,352  $ 404,457            --            506,809
 Shares of beneficial interest outstanding ($0.001 par value;
 unlimited number of shares authorized):
     Class A Shares                                                            928      4,349        (5,277)                --
     Class B Shares                                                            786      1,614        (2,400)                --
     Class C Shares                                                            255        113          (368)                --
     Institutional Shares                                                        -      9,533        (9,533)                --
     Select Shares                                                           3,595     31,420       (35,015)                --
 Net Asset Value:
     Class A Shares (and redemption price)                               $   18.33  $    8.61
     Class B Shares*                                                     $   18.15  $    8.57
     Class C Shares*                                                     $   18.16  $    8.57
     Institutional Shares (and redemption price)                         $      --  $    8.60
     Select Shares (and redemption price)                                $   18.48  $    8.60
PROFORMA WITH REORGANIZATION
     JPMORGAN U.S. EQUITY FUND
 Shares of beneficial interest outstanding ($0.001 par value;
 unlimited number of shares authorized):
     Class A Shares                                                                                   6,325 (a)          6,325
     Class B Shares                                                                                   3,279 (a)          3,279
     Class C Shares                                                                                     653 (a)            653
     Institutional Shares                                                                             9,533 (a)          9,533
     Select Shares                                                                                   39,145 (a)         39,145
 Net Asset Value:
     Class A Shares (and redemption price)                                                                           $    8.61


                                                                     JPMORGAN       JPMORGAN
                                                                       CORE            US                        PRO FORMA COMBINED
                                                                      EQUITY         EQUITY     PRO FORMA             JPMORGAN
                                                                       FUND           FUND     ADJUSTMENTS         US EQUITY FUND
     Class B Shares*                                                                                                 $    8.57
     Class C Shares*                                                                                                 $    8.57
     Institutional Shares (and redemption price)                                                                     $    8.60
     Select Shares (and redemption price)                                                                            $    8.60
 Cost of investments                                                       125,333  $ 389,866                        $ 515,199


* Redemption price may be reduced by contingent deferred sales charge.
(a) Reflects the number of shares outstanding after the merger

JPMORGAN CORE EQUITY FUND/JPMORGAN US EQUITY FUNDS
PRO FORMA COMBINED STATEMENT OF OPERATIONS FOR THE TWELVE
MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)


                                                           JPMORGAN          JPMORGAN
                                                             CORE               US                               PRO FORMA COMBINED
                                                            EQUITY            EQUITY           PRO FORMA              JPMORGAN
                                                             FUND              FUND           ADJUSTMENTS          US EQUITY FUND
Allocated Portfolio Expenses                              $      (130)        $    (128)     $        258(d)        $       -
Allocated Investment Income from Portfolio                        427               430                                   857
Interest Income                                                     3                30                                    33
Dividend Income                                                 1,227             4,671                                 5,898
Dividend Income from affiliated investments *                      25               168                                   193
Foreign Taxes Withheld                                             (3)               (1)                                   (4)
Total Investment Income                                         1,549             5,170               258               6,977
EXPENSES
Investment Advisory Fees                                          566             1,560               364(a)(d)         2,490
Transfer Agent Fees                                               180               218                                   398
Shareholder Services Fees                                         367               884               145(a)(d)         1,396
Administration Fees                                               247               591                95(a)(d)           933
Registration Expenses                                              57                55               (10)(c)             102
Printing and Postage Fees                                           6                 7                (2)(c)              11
Professional Fees                                                  23                26                (9)(c)              40


                                                           JPMORGAN          JPMORGAN
                                                             CORE               US                               PRO FORMA COMBINED
                                                            EQUITY            EQUITY           PRO FORMA              JPMORGAN
                                                             FUND              FUND           ADJUSTMENTS          US EQUITY FUND
Trustees' Fees and Expenses                                        17                 5                (4)(c)               8
Distribution Fees                                                 256               210                26(a)              492
Custodian Fees                                                     42               157               (87)(b)             112
Other                                                              16                 4                                    20
TOTAL EXPENSES                                                  1,767             3,717               527               6,011
Less amounts waived                                               119               436                79(a)              634
Less: Reimbursement of Expenses                                     -                 -                                     -
Less: Earnings Credits                                              -                20                                    20
Net Expenses                                                    1,648             3,261               439               5,348

NET INVESTMENT INCOME                                             (99)            1,909              (181)              1,629

REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain on:
Investment Allocated From Portfolio                            (2,279)           (1,583)                               (3,862)
Investments                                                    (5,415)          (38,242)                              (43,657)


                                                           JPMORGAN          JPMORGAN
                                                             CORE               US                               PRO FORMA COMBINED
                                                            EQUITY            EQUITY           PRO FORMA              JPMORGAN
                                                             FUND              FUND           ADJUSTMENTS          US EQUITY FUND
Futures                                                          (296)             (731)                               (1,027)
Change in net unrealized appreciation/deprication of:
Investment Allocated From Portfolio                           (37,564)          (15,056)                              (52,620)
Investments                                                    11,391            (5,532)                                5,859
Futures Contracts                                                 (33)              (65)                                  (98)
Net Realized and Unrealized Gain on Investments,
Futures and Foreign
Currency
                                                              (34,196)          (61,209)                -             (95,405)
NET INCREASE IN NET ASSETS FROM OPERATIONS                $   (34,295)         $(59,300)           $  (181)      $    (93,776)
* Includes reimbursements of investment advisory,
administrative and shareholder servicing fees of:         $         1         $      12                          $         13


(a) Reflects adjustments to investment advisory fee, administrative fees, fund servicing fees and shareholder servicing fees and/or related waivers, expense reimbursements based on the surviving fund's revised fee schedule.

(b) Reflects revised fee schedule in Custodian agreement
(c) Reflects the elimination of duplicate expenses of combined operations.
(d) Reflects the takedown of the Master/Feeder structure.

Pro Forma Financial Statements

JPMorgan US Equity Fund /JPMorgan Core Equity Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.   Basis of Combination:
     The Pro Forma Combined Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of JPMorgan US Equity Fund ("USEF") and JPMorgan Core Equity Fund ("CEF") as if the proposed reorganization occurred as of June 30, 2002.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the CEF in exchange for the shares of USEF. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.   Shares of Beneficial Interest:

     Under the proposed reorganization, each shareholder of CEF would receive shares of USEF with a value equal to their holdings in CEF. Holders of CEF Class A Shares, Class B Shares, Class C Shares and Select Shares would receive USEF Class A Shares, Class B Shares, Class C Shares and Select Shares, respectively. Therefore, as a result of the proposed reorganization, current shareholders of CEF will become shareholders in USEF.

     The Pro Forma net asset value per share assumes the issuance of additional shares of USEF, which would have been issued on June 30, 2002 in connection with the proposed reorganization. The amount of additional shares assumed to be affected was calculated based on the June 30, 2002 net assets of CEF and the net asset value per share of USEF.

     Amount in thousands, except per share data

                                        Class A    Class B    Class C     Select
                                        Shares     Shares     Shares     Shares

Increase in Shares                        1,976      1,665        540      7,725
Net Assets 6/30 2002                   $ 54,455   $ 28,098   $  5,599   $336,673
Pro Forma Net Assets 6/30/2002         $   8.61   $   8.57   $   8.57   $   8.60

3. The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75%, 1.75% and 0.79%, respectively, of its average daily net assets through April 30, 2005 with respect to Class A and Select Shares and April 30, 2004 with respect to Class B and
     Class C Shares.

4.   Pro Forma Operations:
     The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for USEF at the combined level of average net assets for the twelve months ended June 30, 2002.

JPMORGAN FOCUS FUND / JPMORGAN U.S. EQUITY FUND
PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF APRIL 30, 2002 (FOCUS) & JUNE 30, 2002 (U.S. EQUITY)
(AMOUNTS IN THOUSANDS)
(UNAUDITED)


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS (99.4%)
AEROSPACE (1.4%)
                             64                 64    The Boeing Co.                              2,898                      2,898
                             44                 44    United Technologies                         3,001                      3,001
                                                                                   -------  -----------                -----------
                                                                                                  5,899                      5,899
                                                                                   -------  -----------                -----------
AIRLINES (0.5%)
                             34                 34    Delta Air Lines, Inc.                         680                        680
                             75                 75    Southwest Airlines Co.                      1,217                      1,217
                                                                                   -------  -----------                -----------
                                                                                                  1,897                      1,897
                                                                                   -------  -----------                -----------
APPAREL (1.1%)
                             79                 79    Jones Apparel Group, Inc.                   2,976                      2,976
                             31                 31    Nike, Inc., Class B                         1,685                      1,685
                                                                                   -------  -----------                -----------
                                                                                                  4,661                      4,661
                                                                                   -------  -----------                -----------
AUTOMOTIVE (1.0%)
                             24                 24    General Motors Corp.                        1,304                      1,304
                             35                 35    Johnson Controls, Inc.                      2,846                      2,846
                                                                                   -------  -----------                -----------


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
                                                                                                  4,150                      4,150
                                                                                   -------  -----------                -----------
BANKING (3.1%)
                             80                 80    Bank One Corp.                              3,090                      3,090
                            386                386    U.S. Bancorp                                9,010                      9,010
                19                              19    Washington Mutual, Inc.          698                                     698
                                                                                   -------  -----------                -----------
                                                                                       698       12,100                     12,798
                                                                                   -------  -----------                -----------
BIOTECHNOLOGY (1.5%)
                 9          111                120    Amgen, Inc.                      394        4,631                      5,025
                             76                 76    Human Genome Sciences, Inc.                 1,018                      1,018
                                                                                   -------  -----------                -----------
                                                                                       394        5,649                      6,043
                                                                                   -------  -----------                -----------
BROADCASTING/CABLE (0.3%)
                            110                110    Charter Communications,                       448                        448
                                                      Inc., Class A
                             39                 39    Comcast Corp., Class A                        922                        922
                                                                                   -------  -----------                -----------
                                                                                                  1,370                      1,370
                                                                                   -------  -----------                -----------
BUSINESS SERVICES (1.0%)
                            209                209    Accenture LTD, Class A                      3,973                      3,973
                                                      (Bermuda)
                                                                                   -------  -----------                -----------


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
CHEMICALS (2.3%)
                             55                 55    Eastman Chemical Co.                        2,556                      2,556
                             73                 73    Lyondell Chemical Co.                       1,108                      1,108
                             34                 34    PPG Industries, Inc.                        2,074                      2,074
                             30                 30    Praxair, Inc.                               1,708                      1,708
                             54                 54    The Dow Chemical Co.                        1,860                      1,860
                                                                                   -------  -----------                -----------
                                                                                                  9,306                      9,306
                                                                                   -------  -----------                -----------
COMPUTER NETWORKS (1.9%)
                12           60                 72    Brocade Communications           212        1,045                      1,257
                                                      Systems, Inc.
                25          449                474    Cisco Systems, Inc.              345        6,259                      6,604
                                                                                   -------  -----------                -----------
                                                                                       557        7,304                      7,861
                                                                                   -------  -----------                -----------
COMPUTER SOFTWARE (3.6%)
                            127                127    BEA Systems, Inc.                           1,212                      1,212
                15          235                250    Microsoft Corp.                  842       12,869                     13,711
                                                                                   -------  -----------                -----------
                                                                                       842       14,081                     14,923
                                                                                   -------  -----------                -----------
COMPUTERS/COMPUTER HARDWARE (4.2%)
                            112                112    Dell Computer Corp.                         2,920                      2,920
                            141                141    EMC Corp.                                   1,062                      1,062
                            168                168    Hewlett-Packard Co.                         2,561                      2,561


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
                             61                 61    International Business                      4,382                      4,382
                                                      Machines Corp.
                            133                133    NCR Corp.                                   4,616                      4,616
                            339                339    Sun Microsystems, Inc.                      1,697                      1,697
                                                                                   -------  -----------                -----------
                                                                                                 17,238                     17,238
                                                                                   -------  -----------                -----------
CONSUMER PRODUCTS (4.5%)
                            106                106    Philip Morris Companies,                    4,625                      4,625
                                                      Inc.
                 9          102                111    Procter & Gamble Co.             786        9,152                      9,938
                            120                120    The Gillette Co.                            4,047                      4,047
                                                                                   -------  -----------                -----------
                                                                                       786       17,824                     18,610
                                                                                   -------  -----------                -----------
DIVERSIFIED (4.3%)
                            446                446    General Electric Co.                       12,969                     12,969
                            345                345    Tyco International LTD                      4,660                      4,660
                                                      (Bermuda)
                                                                                   -------  -----------                -----------
                                                                                                 17,629                     17,629
                                                                                   -------  -----------                -----------
ENTERTAINMENT/LEISURE (0.5%)
                             69                 69    Carnival Corp.                              1,913                      1,913
                                                                                   -------  -----------                -----------
ENVIRONMENTAL SERVICES (0.9%)
                            146                146    Waste Management, Inc.                      3,799                      3,799
                                                                                   -------  -----------                -----------


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
FINANCIAL SERVICES (11.8%)
                             69                 69    Capital One Financial Corp.                 4,229                      4,229
                18          378                396    Citigroup, Inc.                  709       14,656                     15,365
                             94                 94    Countrywide Credit                          4,545                      4,545
                                                      Industries, Inc.
                            420                420    E*Trade Group, Inc.                         2,295                      2,295
                 8          104                112    Fannie Mae                       590        7,670                      8,260
                 6           98                104    Goldman Sachs Group, Inc.        411        7,169                      7,580
                             51                 51    Household International,                    2,540                      2,540
                                                      Inc.
                             47                 47    Stilwell Financial, Inc.                      846                        846
                            196                196    The Charles Schwab Corp.                    2,200                      2,200
                                                                                   -------  -----------                -----------
                                                                                     1,710       46,150                     47,860
                                                                                   -------  -----------                -----------
FOOD/BEVERAGE PRODUCTS (4.1%)
                14                              14    PepsiCo, Inc.                    665                                     665
                            193                193    The Coca-Cola Co.                          10,803                     10,803
                             81                 81    Unilever NV, N.Y.                           5,242                      5,242
                                                                                   -------  -----------                -----------
                                                      Registered Shares (The           665       16,045                     16,710
                                                      Netherlands)
                                                                                   -------  -----------                -----------
HEALTH CARE/HEALTH CARE SERVICES (2.7%)
                             46                 46    Baxter International, Inc.                  2,045                      2,045
                            109                109    Becton, Dickinson & Co.                     3,768                      3,768


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
                             49                 49    Medtronic, Inc.                             2,117                      2,117
                10           36                 46    Tenet Healthcare Corp.           737        2,540                      3,277
                                                                                   -------  -----------                -----------
                                                                                       737       10,470                     11,207
                                                                                   -------  -----------                -----------
HOTELS/OTHER LODGING (0.3%)
                             35                 35    Marriott International,                     1,328                      1,328
                                                      Inc., Class A
                                                                                   -------  -----------                -----------
INSURANCE (5.8%)
                11          127                138    Ambac Financial Group, Inc.      706        8,516                      9,222
                             35                 35    American International                      2,368                      2,368
                                                      Group, Inc.
                 7           92                 99    CIGNA Corp.                      662        8,923                      9,585
                            150                150    Travelers Property                          2,655                      2,655
                                                      Casualty Corp., Class A
                                                                                   -------  -----------                -----------
                                                                                     1,368       22,462                     23,830
                                                                                   -------  -----------                -----------
INTERNET SERVICES/SOFTWARE (0.4%)
                             24                 24    eBay, Inc.                                  1,460                      1,460
                                                                                   -------  -----------                -----------
MACHINERY & ENGINEERING EQUIPMENT (0.1%)
                10                              10    Ingersoll-Rand Co., LTD,         443                                     443
                                                      Class A                      -------  -----------                -----------


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
MANUFACTURING (1.0%)
                             46                 46    Danaher Corp.                               3,032                      3,032
                             28                 28    Honeywell International,                      983                        983
                                                      Inc.
                                                                                   -------  -----------                -----------
                                                                                                  4,015                      4,015
                                                                                   -------  -----------                -----------
METALS/MINING (0.5%)
                             62                 62    Alcoa, Inc.                                 2,039                      2,039
                                                                                   -------  -----------                -----------
MULTI-MEDIA (3.4%)
                            180                180    AOL Time Warner, Inc.                       2,642                      2,642
                             28                 28    Gannett Co., Inc.                           2,148                      2,148
                            220                220    Gemstar-TV Guide                            1,183                      1,183
                                                      International, Inc.
                28                              28    Liberty Media Corp., Class       280                                     280
                                                      A
                            115                115    Tribune Co.                                 5,002                      5,002
                12           50                 62    Viacom, Inc., Class B            510        2,231                      2,741
                                                                                   -------  -----------                -----------
                                                                                       790       13,206                     13,996
                                                                                   -------  -----------                -----------
OIL & GAS (6.9%)
                             33                 33    Anadarko Petroleum Corp.                    1,612                      1,612
                             59                 59    Baker Hughes, Inc.                          1,974                      1,974
                             87                 87    ChevronTexaco Corp.                         7,656                      7,656
                             44                 44    Conoco, Inc.                                1,220                      1,220
                             37                 37    Cooper Cameron Corp.                        1,792                      1,792


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
                             40                 40    Devon Energy Corp.                          1,967                      1,967
                19          252                271    Exxon Mobil Corp.                769       10,312                     11,081
                             28                 28    Valero Energy Corp.                         1,063                      1,063
                                                                                   -------  -----------                -----------
                                                                                       769       27,596                     28,365
                                                                                   -------  -----------                -----------
PAPER/FOREST PRODUCTS (1.1%)
                             38                 38    Bowater, Inc.                               2,061                      2,061
                             21                 21    Temple-Inland, Inc.                         1,186                      1,186
                             18                 18    Weyerhaeuser Co.                            1,130                      1,130
                                                                                   -------  -----------                -----------
                                                                                                  4,377                      4,377
                                                                                   -------  -----------                -----------
PHARMACEUTICALS (8.5%)
                             68                 68    Abbott Laboratories                         2,564                      2,564
                 8          104                112    Eli Lilly & Co.                  434        5,846                      6,280
                             98                 98    Johnson & Johnson                           5,103                      5,103
                             67                 67    MedImmune, Inc.                             1,761                      1,761
                16          219                235    Pfizer, Inc.                     561        7,656                      8,217
                            103                103    Pharmacia Corp.                             3,854                      3,854
                             76                 76    Schering-Plough Corp.                       1,870                      1,870
                 5          100                105    Wyeth                            230        5,135                      5,365
                                                                                   -------  -----------                -----------
                                                                                     1,225       33,789                     35,014
                                                                                   -------  -----------                -----------


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
PIPELINES (0.3%)
                            107                107    Dynegy, Inc., Class A                         772                        772
                             20                 20    El Paso Corp.                                 412                        412
                                                                                   -------  -----------                -----------
                                                                                                  1,184                      1,184
                                                                                   -------  -----------                -----------
REAL ESTATE INVESTMENT TRUST (0.4%)
                             59                 59    ProLogis Trust                              1,534                      1,534
                                                                                   -------  -----------                -----------
RESTAURANTS/FOOD SERVICES (0.4%)
                10           53                 63    McDonald's Corp.                 293        1,502                      1,795
                                                                                   -------  -----------                -----------
RETAILING (7.9%)
                             61                 61    Abercrombie & Fitch Co.,                    1,476                      1,476
                                                      Class A
                             65                 65    Bed Bath & Beyond, Inc.                     2,434                      2,434
                20           76                 96    Costco Wholesale Corp.           789        2,935                      3,724
                             51                 51    Federated Department                        2,021                      2,021
                                                      Stores, Inc.
                16          190                206    Home Depot, Inc.                 570        6,994                      7,564
                             30                 30    Kohl's Corp.                                2,088                      2,088
                17                              17    Linens 'N Things, Inc.           541                                     541
                             80                 80    Target Corp.                                3,037                      3,037
                            126                126    The TJX Companies, Inc.                     2,465                      2,465
                            127                127    Wal-Mart Stores, Inc.                       6,987                      6,987
                                                                                   -------  -----------                -----------


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
                                                                                     1,900       30,437                     32,337
                                                                                   -------  -----------                -----------
SEMI-CONDUCTORS (3.5%)
                19                              19    Altera Corp.                     264                                     264
                             50                 50    Applied Materials, Inc.                       951                        951
                             76                 76    Broadcom Corp., Class A                     1,326                      1,326
                19          343                362    Intel Corp.                      341        6,259                      6,600
                             81                 81    Lattice Semiconductor Corp.                   704                        704
                             55                 55    Linear Technology Corp.                     1,732                      1,732
                            120                120    PMC - Sierra, Inc.                          1,114                      1,114
                 9                               9    Texas Instruments, Inc.          211                                     211
                             56                 56    Xilinx, Inc.                                1,256                      1,256
                                                                                   -------  -----------                -----------
                                                                                       816       13,342                     14,158
                                                                                   -------  -----------                -----------
TELECOMMUNICATIONS (3.2%)
                            145                145    American Tower Corp.,                         499                        499
                                                      Class A
                            425                425    AT&T Wireless Services,                     2,486                      2,486
                                                      Inc.
                             61                 61    SBC Communications, Inc.                    1,848                      1,848
                27          467                494    Sprint Corp. - PCS Group         119        2,086                      2,205
                            152                152    Verizon Communications,                     6,085                      6,085
                                                      Inc.
                                                                                   -------  -----------                -----------
                                                                                       119       13,004                     13,123
                                                                                   -------  -----------                -----------
TELECOMMUNICATIONS EQUIPMENT (1.0%)


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
                            147                147    Motorola, Inc.                              2,116                      2,116
                            606                606    Nortel Networks Corp.                         879                        879
                                                      (Canada)
                             33                 33    QUALCOMM, Inc.                                904                        904
                                                                                   -------  -----------                -----------
                                                                                                  3,899                      3,899
                                                                                   -------  -----------                -----------
TOYS & GAMES (0.5%)
                             90                 90    Mattel, Inc.                                1,898                      1,898
                                                                                   -------  -----------                -----------
UTILITIES (3.5%)
                 7           86                 93    DTE Energy Co.                   326        3,857                      4,183
                            302                302    PG&E Corp.                                  5,410                      5,410
                            105                105    Pinnacle West Capital Corp.                 4,155                      4,155
                52                              52    Sierra Pacific Resources         407                                     407
                                                                                   -------  -----------                -----------
                                                                                       733       13,422                     14,155
-------------------------------------------------------------------                -------  -----------                -----------
Total Common Stocks (Cost $403,412)                                                 14,845      391,952                    406,797
-------------------------------------------------------------------                -------  -----------                -----------
U.S. TREASURY SECURITIES (0.3%)
                          1,000               1000    U.S. Treasury Notes & Bonds                 1,016                      1,016
-------------------------------------------------------------------                -------  -----------                -----------
Total U.S. Treasury Securities (Cost $1,014)                                                      1,016                      1,016
-------------------------------------------------------------------                -------  -----------                -----------


                   SHARES OR PRINCIPAL AMOUNT                                                     PRINCIPAL AMOUNT
----------------------------------------------------- --------------------------  ------------------------------------------------
                                 PRO-
          JPMORGAN    JPMORGAN   FORMA                                            JPMORGAN      JPMORGAN
            FOCUS   U.S. EQUITY  ADJUST-  PROFORMA                                 FOCUS      U.S. EQUITY   PROFORMA     PROFORMA
            FUND       FUND      MENTS    COMBINED    SECURITY DESCRIPTION          FUND          FUND     ADJUSTMENTS   COMBINED
----------------------------------------------------- --------------------------  ------------------------------------------------
SHORT-TERM INVESTMENTS - 0.5%
MONEY MARKET FUND (0.5%)
                 0        1,740              1,740    JPMorgan Prime Money               0        1,740                      1,740
                                                       Market Fund
-------------------------------------------------------------------                -------  -----------                -----------
Total Money Market Fund (Cost $1,740)                                                    0        1,740                      1,740
-------------------------------------------------------------------                -------  -----------                -----------
TOTAL INVESTMENTS - 100.0%
(COST $406,166)                                                                     14,845      394,708                    409,553
-------------------------------------------------------------------                -------  -----------                -----------

                       See notes to financial statements.

                  JPMORGAN FOCUS FUND/JPMORGAN US EQUITY FUNDS
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2002 (UNAUDITED)(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)



                                                                                          JPMORGAN
                                                                              JPMORGAN       US                  PRO FORMA COMBINED
                                                                                FOCUS      EQUITY     PRO FORMA         JPMORGAN
                                                                                FUND        FUND     ADJUSTMENTS     US EQUITY FUND
 ASSETS:
     Investment securities, at value                                            $ 14,845  $ 394,708                     $ 409,553
     Cash                                                                             --         22                            22
     Receivables:
      Investment securities sold                                                     374     11,880                        12,254
      Fund shares sold                                                                 1          8                             9
      Interest and dividends                                                           6        565                           571
      Expense reimbursements                                                          17         --                            17
 Total Assets                                                                     15,243    407,183            --         422,426
 LIABILITIES:
     Payables:
      Due to custodian                                                               240         --                           240
      Investment securities purchased                                                 59      2,321                         2,380
      Fund shares redeemed                                                            20         37                            57
      Margin account for futures contracts                                                       21                            21
     Accrued liabilities:
      Investment advisory fees                                                        --        137                           137
      Administration fees                                                             --         22                            22
      Shareholder servicing fees                                                       1         63                            64
      Distribution fees                                                                7         17                            24
      Custodian fees                                                                  11         26                            37
      Trustees' fees                                                                   7         33                            40
      Other                                                                           47         49                            96
 Total Liabilities                                                                   392      2,726            --           3,118

 NET ASSETS:
     Paid in capital                                                              36,548    456,989                       493,537
     Accumulated undistributed (overdistributed) net investment income            (1,355)       212                        (1,143)


                                                                                          JPMORGAN
                                                                              JPMORGAN       US                  PRO FORMA COMBINED
                                                                                FOCUS      EQUITY     PRO FORMA         JPMORGAN
                                                                                FUND        FUND     ADJUSTMENTS     US EQUITY FUND
     Accumulated net realized gain (loss) on investments and futures             (18,887)   (57,521)                      (76,408)
     Net unrealized appreciation (depreciation) of investments and futures        (1,455)     4,777                         3,322
 Total Net Assets                                                               $ 14,851  $ 404,457            --         419,308
 Shares of beneficial interest outstanding ($0.001 par value;
 unlimited number of shares authorized):
     Class A Shares                                                                  925      4,349        (5,274)             --
     Class B Shares                                                                1,458      1,614        (3,072)             --
     Class C Shares                                                                  356        113          (469)             --
     Institutional Shares                                                              -      9,533        (9,533)             --
     Select Shares                                                                     6     31,420       (31,426)             --
 Net Asset Value:
     Class A Shares (and redemption price)                                      $   5.49  $    8.61
     Class B Shares*                                                            $   5.37  $    8.57
     Class C Shares*                                                            $   5.36  $    8.57
     Institutional Shares (and redemption price)                                       -  $    8.60
     Select Shares (and redemption price)                                       $   5.54  $    8.60
PROFORMA WITH REORGANIZATION
     JPMORGAN U.S. EQUITY FUND
 Shares of beneficial interest outstanding ($0.001 par value;
 unlimited number of shares authorized):
     Class A Shares                                                                                         4,939 (a)       4,939
     Class B Shares                                                                                         2,527 (a)       2,527
     Class C Shares                                                                                           336 (a)         336
     Institutional Shares                                                                                   9,533 (a)       9,533
     Select Shares                                                                                         31,424 (a)      31,424

 Net Asset Value:
     Class A Shares (and redemption price)                                                                              $    8.61
     Class B Shares*                                                                                                    $    8.57
     Class C Shares*                                                                                                    $    8.57


                                                                                          JPMORGAN
                                                                              JPMORGAN       US                  PRO FORMA COMBINED
                                                                                FOCUS      EQUITY     PRO FORMA         JPMORGAN
                                                                                FUND        FUND     ADJUSTMENTS     US EQUITY FUND
     Institutional Shares (and redemption price)                                                                        $    8.60
     Select Shares (and redemption price)                                                                               $    8.60
 Cost of investments                                                            $ 16,300  $ 389,866                     $ 406,166


* Redemption price may be reduced by contingent deferred sales charge.
(a) Reflects the number of shares outstanding after the merger

JPMORGAN FOCUS FUND/JPMORGAN US EQUITY FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS FOR THE TWELVE
MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)


                                                                                      JPMORGAN
                                                                           JPMORGAN       US                      PRO FORMA COMBINED
                                                                             FOCUS      EQUITY        PRO FORMA         JPMORGAN
                                                                              FUND       FUND       ADJUSTMENTS     US EQUITY FUND
Allocated Portfolio Expenses                                                 $ --      $ (128)        $ 128 (d)         $   --
Allocated Investment Income from Portfolio                                     --         430                              430
Interest Income                                                                 5          30                               35
Dividend Income                                                               122       4,671                            4,793
Dividend Income from affiliated investments *                                  30         168                              198
Foreign Taxes Withheld                                                          -          (1)                              (1)
Total Investment Income                                                       157       5,170           128              5,455
EXPENSES
Investment Advisory Fees                                                       85       1,560           109 (a)          1,754
Transfer Agent Fees                                                           199         218                              417
Shareholder Services Fees                                                      54         884                              938
Administration Fees                                                            33         591             6 (a)            630
Registration Expenses                                                          33          55           (10)                78
Printing and Postage Fees                                                      --           7                                7
Professional Fees                                                              26          26                               52
Trustees' Fees and Expenses                                                     1           5                                6


                                                                                      JPMORGAN
                                                                           JPMORGAN       US                      PRO FORMA COMBINED
                                                                             FOCUS      EQUITY        PRO FORMA         JPMORGAN
                                                                              FUND       FUND       ADJUSTMENTS     US EQUITY FUND
Distribution Fees                                                             125         210            29 (a)            364
Custodian Fees                                                                 71         157           (84)(b)            144
Other                                                                          10           4                               14
TOTAL EXPENSES                                                                637       3,717            50              4,404
Less amounts waived                                                           178         436          (552)                62
Less: Reimbursement of Expenses                                               106          --                              106
Less: Earnings Credits                                                         --          20                               20
Net Expenses                                                                  353       3,261           602              4,216
NET INVESTMENT INCOME                                                        (196)      1,909          (474)             1,239

REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain on:
Investment Allocated From Portfolio                                            --      (1,583)                          (1,583)
Investments                                                                   (61)    (38,242)                         (38,303)
Futures                                                                         -        (731)                            (731)
Change in net unrealized appreciation/deprication of:
Investment Allocated From Portfolio                                            --     (15,056)                         (15,056)


                                                                                      JPMORGAN
                                                                           JPMORGAN       US                      PRO FORMA COMBINED
                                                                             FOCUS      EQUITY        PRO FORMA         JPMORGAN
                                                                              FUND       FUND       ADJUSTMENTS     US EQUITY FUND
Investments                                                                (3,157)     (5,532)                          (8,689)
Futures Contracts                                                              --         (65)                             (65)
Net Realized and Unrealized Gain on Investments, Futures and Foreign
Currency                                                                   (3,218)    (61,209)           --            (64,427)

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $ (3,414)  $ (59,300)       $ (474)         $ (63,188)
* Includes reimbursements of investment advisory,
administrative and shareholder servicing fees of:                        $     --   $      12                             $ 12


(a) Reflects adjustments to investment advisory fee, administrative fees, fund servicing fees and shareholder servicing fees and/or related waivers, expense reimbursements based on the surviving fund's revised fee schedule.

(b) Reflects revised fee schedule in Custodian agreement
(c) Reflects the elimination of duplicated expenses of combined operations.
(d) Reflects the takedown of the Master/Feeder structure.

Pro Forma Financial Statements

JPMorgan US Equity Fund /JPMorgan Focus Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.   Basis of Combination:
     The Pro Forma Combined Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of JPMorgan US Equity Fund ("USEF") and JPMorgan Focus Fund ("FF") as if the proposed reorganization occurred as of June 30, 2002.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the FF in exchange for the shares of USEF. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.   Shares of Beneficial Interest:
     Under the proposed reorganization, each shareholder of FF would receive shares of USEF with a value equal to their holdings in FF. Holders of FF Class A Shares, Class B Shares, Class C Shares and Select Shares would receive USEF Class A Shares, Class B Shares, Class C Shares and Select Shares, respectively. Therefore, as a result of the proposed reorganization, current shareholders of FF will become shareholders in USEF.

     The Pro Forma net asset value per share assumes the issuance of additional shares of USEF, which would have been issued on June 30, 2002 in connection with the proposed reorganization. The amount of additional shares assumed to be affected was calculated based on the June 30, 2002 net assets of FF and the net asset value per share of USEF.

     Amount in thousands, except per share data

                                      Class A    Class B    Class C     Select
                                      Shares      Shares     Shares     Shares
Increase in Shares                         590      1,069        223          4
Net Assets 6/30 2002                  $ 42,523   $ 21,664   $  2,876   $270,261
Pro Forma Net Assets 6/30/2002        $   8.61   $   8.57   $   8.57   $   8.60

3. The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05%, 1.75%, 1.75% and 0.79%, respectively, of its average daily net assets through April 30, 2005 with respect to Class A and Select Shares and April 30, 2004 with respect to Class B and Class C Shares.

4.   Pro Forma Operations:
     The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for USEF at the combined level of average net assets for the twelve months ended June 30, 2002.

         FORM N-14

         PART C - OTHER INFORMATION

         Item 15. INDEMNIFICATION.

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section 12 of Registrant's Distribution Agreement.

         Registrant, its Board of Trustees and officers are insured against certain expenses in connection with the defense of claims, actions, suits, or proceedings, and all liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, Trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Item 16. EXHIBITS.

         (1) Declaration of Trust.

         (a) Declaration of Trust, as amended. Incorporated herein by reference to Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 033-54642) (the "Registration Statement") filed on September 26, 1996 (Accession Number 0000912057-96-021281).

         (b) Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (c) Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

         (d) Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

         (e) Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Exhibit No. l(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

         (f) Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Exhibit No. l(e) to Post-Effective Amendment No. 44 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

         (g) Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting. Incorporated herein by reference to Exhibit No. (a)6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998 (Accession Number 0001041455-98-000097).

         (h) Amendment No. 11 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

         (i) Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

         (j) Amendment No. 13 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (k) Amendment No. 14 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (l) Amendment No. 15 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 2, 2001 (Accession Number 0000912057-01-531594).

         (m) Amendment No. 16 to the Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A filed on October 28, 2002.

         (n) Amendment No. 17 to the Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A filed on October 28, 2002.

         (2) By-laws.

         (a) Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (b) Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

         (3) Not Applicable

         (4) Form of Agreement and Plan of Reorganization filed herewith as Appendix A and Appendix B to the Combined Prospectus/Proxy Statement.

         (5) Not Applicable

         (6) Form of Amended Investment Advisory Agreement between J.P. Morgan Institutional Funds and J.P. Morgan Investment Management Inc. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 1, 2002.

         (7) Form of Distribution Agreement between Registrant and J.P. Morgan Fund Distributors, Inc. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (8) Not Applicable

         (9) Form of Custodian Agreement between Registrant and The Chase Manhattan Bank. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (10)(a) Rule 12b-1 Distribution Plan. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed September 7, 2001 (Accession Number 0000912057-01-531594).

         (10)(b) Rule 18f-3 Multi-Class Plan. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (11) Opinion and Consent of Nixon Peabody LLP as to the legality of the securities being registered filed herewith.

         (12) Form of Opinion and Consent of Sullivan & Cromwell with regard to certain tax matters filed herewith.

         (13) Material Contracts.

         (a) Amended Shareholder Servicing Agreement between Registrant and JPMorgan Chase Bank ("JPMC"). Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 1, 2002.

         (b) Transfer Agency Agreement between Registrant and DST Systems, Inc. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (c) Service Plan with respect to Registrant's Service Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on April 30, 1997 (Accession Number 00001016964-97-000059).

         (d) Service Plan with respect to Registrant's Small Company Fund Advisor Series, Small Company Opportunities Fund -- Advisor Series, International Equity Fund -- Advisor Series, International Opportunities Fund -- Advisor Series, U.S. Equity Fund -- Advisor Series, Diversified Fund -- Advisor Series incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (e) Amended Service Plan with respect to Registrant's Disciplined Equity -- Advisor series and Direct Prime Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

         (f) Amended Service Plan with respect to Registrant's J.P. Morgan Prime Cash Management Fund. Incorporated herein by reference to Post-Effective Amendment No. 75 to Registration Statement filed on May 17, 2000 (Accession Number 0001041455-00-000122).

         (g) Form of Administration Agreement between Registrant and Morgan Guaranty Trust Company of New York. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on September 7, 2001 (Accession Number 0000912057-01-531594).

         (h)   Form of Fee Waiver Agreement filed herewith.

         (14)  Consent of PricewaterhouseCoopers LLP filed herewith.

         (15)  None.

         (16)  Powers of Attorney filed herewith.

         (17)  Form of Proxy Card file herewith.

         Item 17. UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 4th day of November, 2002.

J.P. MORGAN INSTITUTIONAL FUNDS

Registrant

By: /s/ George Gatch
------------------------------------
George Gatch
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 4, 2002.

Fergus Reid, III*
------------------------------------
Fergus Reid, III
Trustee and Chairman

William J. Armstrong*
------------------------------------
William J. Armstrong
Trustee

Roland R. Eppley, Jr.*
------------------------------------
Roland R. Eppley, Jr.
Trustee

Ann Maynard Gray*
------------------------------------
Ann Maynard Gray
Trustee

Matthew Healey*
------------------------------------
Matthew Healey
Trustee

James J. Schonbachler*
------------------------------------
James J. Schonbachler
Trustee

Leonard M. Spalding, Jr.*
------------------------------------
Leonard M. Spalding, Jr.
Trustee

Robert J. Higgins*
------------------------------------
Robert J. Higgins
Trustee

*By /s/ David Wezdenko
-----------------------------------
David Wezdenko
as Treasurer and as attorney-in-fact pursuant to a power of attorney filed herewith.

EXHIBITS

ITEM           DESCRIPTION
----           -----------
(11)           Opinion and Consent of Nixon Peabody LLP

(12) Form of Opinion and Consent of Sullivan & Cromwell, special tax counsel for Registrant.

(13)    (h)    Form of Fee Waiver Agreement

(14)           Consent of independent auditors

(16)           Powers of Attorney

(17)           Form of Proxy Card.